     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 30, 1999


                                                       REGISTRATION NO. 33-61672
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                         POST-EFFECTIVE AMENDMENT NO. 8

                                       TO

                                    FORM S-6

                   FOR REGISTRATION UNDER THE SECURITIES ACT
                  OF 1933 OF THE SECURITIES OF UNIT INVESTMENT
                        TRUSTS REGISTERED ON FORM N-8B-2
                            ------------------------

                ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
                             (EXACT NAME OF TRUST)

                     ML LIFE INSURANCE COMPANY OF NEW YORK
                              (NAME OF DEPOSITOR)

                         100 CHURCH STREET, 11TH FLOOR
                         NEW YORK, NEW YORK 10080-6511
         (COMPLETE ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

                            ------------------------

                            BARRY G. SKOLNICK, ESQ.
                    Senior Vice President & General Counsel
                     ML LIFE INSURANCE COMPANY OF NEW YORK
                             800 SCUDDERS MILL ROAD
                          PLAINSBORO, NEW JERSEY 08536
                (NAME AND COMPLETE ADDRESS OF AGENT FOR SERVICE)

                            ------------------------
                                    COPY TO:
                             STEPHEN E. ROTH, ESQ.
                            KIMBERLY J. SMITH, ESQ.

                        SUTHERLAND ASBILL & BRENNAN LLP

                          1275 PENNSYLVANIA AVENUE, NW
                          WASHINGTON, D.C. 20004-2415
                            ------------------------
        It is proposed that this filing will become effective (check appropriate box)
        [ ] immediately upon filing pursuant to paragraph (b)

        [X] on May 1, 1999 pursuant to paragraph (b)

        [ ] 60 days after filing pursuant to paragraph (a)(1)
        [ ] on (date) pursuant to paragraph (a)(1) of Rule 485
        [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

     Title of Securities Being Registered: Units of Interest in Variable Universal Life Insurance Contracts.

     Check box if it is proposed that the filing will become effective on (date) at (time) pursuant to Rule 487 [ ]
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PROSPECTUS
May 1, 1999

                ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II

                           FLEXIBLE PREMIUM VARIABLE
                       UNIVERSAL LIFE INSURANCE CONTRACT
                                   ISSUED BY
                     ML LIFE INSURANCE COMPANY OF NEW YORK
   HOME OFFICE: 100 CHURCH STREET, 11TH FLOOR, NEW YORK, NEW YORK 10080-6511
                         SERVICE CENTER: P.O. BOX 9025
                     SPRINGFIELD, MASSACHUSETTS 01102-9025
                                1414 MAIN STREET
                     SPRINGFIELD, MASSACHUSETTS 01144-1007
                             PHONE: (800) 354-5333
                                OFFERED THROUGH

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED

This Prospectus describes a flexible premium variable universal life insurance contract that ML Life Insurance Company of New York offers.

Generally, through the first 14 days following the in force date, we will invest your initial payment in the investment division of the ML of New York Variable Life Separate Account II (the "Separate Account") investing in the Money Reserve Portfolio. Afterward, you may reallocate your investment base to any five of the investment divisions of the Separate Account. We then invest the assets in corresponding portfolios of the following:

- MERRILL LYNCH SERIES FUND, INC.

  - Money Reserve Portfolio

  - Intermediate Government Bond Portfolio

  - Long-Term Corporate Bond Portfolio

  - High Yield Portfolio

  - Capital Stock Portfolio

  - Growth Stock Portfolio

  - Multiple Strategy Portfolio

  - Natural Resources Portfolio

  - Global Strategy Portfolio

  - Balanced Portfolio

- ALLIANCE VARIABLE PRODUCT SERIES FUND, INC.

  - Premier Growth Portfolio

- MERRILL LYNCH VARIABLE SERIES FUNDS, INC.

  - Basic Value Focus Fund

  - Global Bond Focus Fund

  - Global Utility Focus Fund

  - International Equity Focus Fund

  - Developing Capital Markets Focus Fund

  - Special Value Focus Fund

  - Index 500 Fund

- AIM VARIABLE INSURANCE FUNDS, INC.

  - AIM V.I. Capital Appreciation Fund

  - AIM V.I. Value Fund

- MFS(R) Variable Insurance Trust(SM)

  - MFS Emerging Growth Series

  - MFS Research Series

- MERRILL LYNCH FUND OF STRIPPED ("ZERO") U.S. TREASURY SECURITIES -- Fourteen maturity dates ranging from February 15, 2000-February 15, 2014

Currently, you may change your investment allocation as often as you like.

We guarantee that regardless of investment results, insurance coverage will continue for the guarantee period. Each payment extends the guarantee period until the insured's whole life. During this guarantee period, we will terminate the Contract only if any loan debt exceeds certain contract values. After the guarantee period ends, the Contract will remain in effect as long as the net cash surrender value is sufficient to cover all charges due. While the Contract is in effect, the death benefit may vary to reflect the investment results of the investment divisions chosen, but will generally never be less than the current face amount.

You may:

     - make additional payments

     - borrow from your Contract

     - redeem the Contract for its net cash surrender value

     - make partial withdrawals

The net cash surrender value will vary with the investment results of the investment divisions chosen. We don't guarantee any minimum cash surrender value.

You may return the Contract or exchange it for a contract with benefits that don't that vary with the investment results of a separate account.

It may not be advantageous to replace existing insurance with the Contract.

PURCHASING THIS CONTRACT INVOLVES CERTAIN RISKS. INVESTMENT RESULTS CAN VARY BOTH UP AND DOWN AND CAN EVEN DECREASE THE VALUE OF PREMIUM PAYMENTS. THEREFORE, YOU COULD LOSE ALL OR PART OF THE MONEY YOU INVEST. EXCEPT FOR THE GUARANTEED DEATH BENEFIT WE PROVIDE, YOU BEAR ALL INVESTMENT RISKS. WE DO NOT GUARANTEE HOW ANY OF THE INVESTMENT DIVISIONS OR FUNDS WILL PERFORM.

LIFE INSURANCE IS INTENDED TO BE A LONG TERM INVESTMENT. YOU SHOULD EVALUATE YOUR INSURANCE NEEDS AND THE CONTRACT'S LONG-TERM INVESTMENT POTENTIAL AND RISKS BEFORE PURCHASING THE CONTRACT.

CURRENT PROSPECTUSES FOR THE MERRILL LYNCH SERIES FUND, INC; THE MERRILL LYNCH VARIABLE SERIES FUNDS, INC.; THE AIM VARIABLE INSURANCE FUNDS, INC.; THE ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.; THE MFS(R) VARIABLE INSURANCE TRUST(SM); THE HOTCHKIS AND WILEY VARIABLE TRUST; THE MERCURY ASSET MANAGEMENT V.I. FUNDS, INC.; AND THE MERRILL LYNCH FUND OF STRIPPED ("ZERO") U.S., TREASURY SECURITIES MUST ACCOMPANY THIS PROSPECTUS. PLEASE READ THESE DOCUMENTS CAREFULLY AND RETAIN THEM FOR FUTURE REFERENCE.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THESE CONTRACTS OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
IMPORTANT TERMS.............................................    5
SUMMARY OF THE CONTRACT
  What the Contract Provides................................    6
  Availability and Payments.................................    7
  The Investment Base.......................................    7
  The Investment Divisions..................................    7
  Illustrations.............................................    7
  Replacement of Existing Coverage..........................    7
  Right to Cancel ("Free Look" Period) or Convert...........    7
  Distributions from the Contract...........................    7
  Fees and Charges..........................................    8
FACTS ABOUT ML LIFE INSURANCE COMPANY OF NEW YORK, MERRILL
  LYNCH, PIERCE, FENNER & SMITH INCORPORATED, THE SEPARATE
  ACCOUNT, THE FUNDS, AND THE ZERO TRUSTS
  ML Life Insurance Company of New York.....................    9
  Merrill Lynch, Pierce, Fenner & Smith Incorporated........    9
  The Separate Account......................................    9
  Net Rate of Return for an Investment Division.............   10
  Changes Within the Account................................   11
THE FUNDS
  The Series Fund...........................................   11
  The Variable Series Funds.................................   12
  The AIM V.I. Funds........................................   14
  The Alliance Fund.........................................   14
  The MFS Trust.............................................   15
  The Hotchkis and Wiley Trust..............................   15
  The Mercury V.I. Funds....................................   16
  Special Risks In Certain Funds............................   16
  The Operation of the Funds................................   17
  The Zero Trusts...........................................   18
FACTS ABOUT THE CONTRACT
  Who May be Covered........................................   20
  Initial Payment...........................................   20
  Additional Insurance Rider................................   21
  Right to Cancel ("Free Look" Period)......................   22
  Making Additional Payments................................   22
  Investment Base...........................................   23
  Charges...................................................   24
  Charges Deducted from the Investment Base.................   24
  Contract Loading..........................................   25
  Charges to the Separate Account...........................   25
  Charges to Fund Assets....................................   26
  Guarantee Period..........................................   27
  Cash Value................................................   28
  Partial Withdrawals.......................................   28
  Loans.....................................................   30
  Death Benefit Proceeds....................................   31
  Payment of Death Benefit Proceeds.........................   33
  Dollar Cost Averaging.....................................   33
  Right to Convert Contract.................................   34
  Income Plans..............................................   34
  Reports to Contract Owners................................   34

                                                              PAGE
                                                              ----
MORE ABOUT THE CONTRACT
  Using the Contract........................................   35
  Some Administrative Procedures............................   36
  Other Contract Provisions.................................   37
  Group or Sponsored Arrangements...........................   38
  Unisex Legal Considerations...............................   38
  Selling the Contracts.....................................   38
  Tax Considerations........................................   39
  Our Income Taxes..........................................   42
  Reinsurance...............................................   42
ILLUSTRATIONS
MORE ABOUT ML LIFE INSURANCE COMPANY OF NEW YORK
  Directors and Executive Officers..........................   49
  Services Arrangement......................................   50
  State Regulation..........................................   50
  Year 2000.................................................   50
  Legal Proceedings.........................................   51
  Experts...................................................   51
  Legal Matters.............................................   51
  Registration Statements...................................   51
  Financial Statements......................................   51
  Financial Statements of ML of New York Variable Life
     Separate Account II....................................  S-1
  Financial Statements of ML Life Insurance Company of New
     York...................................................  G-1

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

                                IMPORTANT TERMS

attained age: is the issue age of the insured plus the number of full years since the contract date.

base premium: is the amount equal to the level annual premium necessary for the Contract's face amount to endow on the contract anniversary nearest to the date the insured would reach attained age 100. To calculate your base premium, we assume you elect death benefit option 1; a 5% annual rate of return on the base premium minus contract loading; and a maximum cost of insurance charge. Once we determine the base premium, it will not change.

cash value: is equal to the investment base plus any unearned cost of insurance charges and rider costs plus any loan debt less any accrued net loan cost since the last contact anniversary (or since the contract date during the first contract year).

contract anniversary:  is the same date of each year as the contract date.

contract date or policy date: is used to determine processing dates, contract years and anniversaries. It is usually the business day next following the receipt of the initial payment at the Service Center.

excess sales load: is a portion of the sales load that we may refund to you if you surrender your Contract or it lapses during the first two policy years. After policy year two, the excess sales load equals zero.

face amount: is the minimum death benefit as long as the Contract remains in force. The face amount will change if you change your death benefit option; or it may decrease as a result of a partial withdrawal.

fixed base: On the contract date, the fixed base equals the cash value. From then on, the fixed base is calculated like the cash value except that the "investment base" reflects net premiums at 5% instead of the net rate of return, and substitutes the guaranteed maximum cost of insurance rates and guaranteed maximum rider costs for the current rates. In addition, the fixed base is calculated without taking into account loans or repayments. The fixed base is equivalent to the cash value for a comparable fixed benefit contract with the same face amount and guarantee period. After the guarantee period, the fixed base is zero. We use the fixed base to limit our right to cancel the Contract during the guarantee period.

guarantee period: is the time that the Contract is guaranteed to remain in force regardless of investment experience, unless the loan debt exceeds certain values. It is the period that a comparable fixed life insurance contract (with the same face amount, payments made, guaranteed mortality table, contract loading and guaranteed maximum rider costs) would remain in force if credited with 5% interest per year.

in force date: is the date when the underwriting process is complete, the initial payment is received and outstanding contract amendments (if any) are received at the Service Center.

investment base: is the amount available under a Contract for investment in the Separate Account at any time.

issue age: is the insured's age as of his or her birthday nearest the contract date.

loan debt: is the sum of all outstanding loans on a Contract plus accrued interest.

monthiversary: is the same day each month as the contract date.

net amount at risk: is the excess of the death benefit (adjusted for interest at an annual rate of 5%) over the cash value as of a processing date, before we deduct cost of insurance.

net cash surrender value:  is equal to the cash value less loan debt.

processing dates: are the contract date and the first day of each contract quarter thereafter. Processing dates are the days when we deduct charges from the investment base.

processing period:  is the period between consecutive processing dates.

target premium:  is equal to 75% of the base premium.

variable insurance amount: is computed daily by multiplying the cash value (plus excess sales load during the first 24 contract months) by the cash the insured at his or her attained age.

                            SUMMARY OF THE CONTRACT

WHAT THE CONTRACT PROVIDES

The Contract offers a choice of investments and an opportunity for the Contract's investment base, net cash surrender value and death benefit to grow based on investment results.

We don't guarantee that contract values will increase. Depending on the investment results of the investment divisions you select, the investment base, net cash surrender value and death benefit may go up or down on any day. You bear the investment risk.

Death Benefit. You may elect a death benefit option on the application. Under option 1, the death benefit equals the face amount or variable insurance amount, whichever is larger. Under option 2, the death benefit equals the larger of (1) the face amount plus the cash value or (2) the variable insurance amount. The variable insurance amount increases or decreases depending on the investment results of your selected investment divisions. The death benefit may go up or down depending upon investment performance. However, it will never drop below the face amount. Death benefit proceeds are equal to the death benefit reduced by any loan debt and increased by any rider benefits payable.

Tax Benefits and Tax Considerations. The Contract generally provides at least the minimum death benefit required under federal tax law. (Due to lack of guidance, however, there is some uncertainty in this regard with respect to Contracts issued on a substandard basis and contracts with an additional insurance rider attached.) By satisfying the minimum death benefit required by federal tax law, the Contract provides two important tax benefits:

     1) Its death benefit is not subject to income tax;

     2) Any increases in the Contract's cash value are not taxable until distributed from the Contract.

Guarantee Period. Generally, during the guarantee period, we guarantee the Contract will remain in effect and provide the death benefit regardless of investment performance, unless loan debt exceeds certain contract values. We will only accept an initial payment if it provides for a guarantee period of at least two years. The initial guarantee period is based on the initial payment, the face amount, and the face amount of any additional insurance rider. Each subsequent payment will extend the guarantee period until the insured's whole life. Certain policy transactions will affect the guarantee period.

You should purchase the Contract for its death benefit. You may use the Contract's net cash surrender value, as well as its death benefit, to provide proceeds for various individual and estate planning purposes. However, loans and partial withdrawals will affect the net cash surrender value and death benefit proceeds, and may cause the Contract to terminate. Because the Contract is designed to provide benefits on a long-term basis, before purchasing a Contract in connection with a specialized purpose, you should consider whether the long-term nature of the Contract, its investment risks, and the potential impact of any contemplated loans and partial withdrawals, are consistent with the purposes you may be considering. Moreover, using a Contract for a specialized purpose may have tax consequences. (See "Tax Considerations.")

AVAILABILITY AND PAYMENTS

We will issue a Contract for insureds from age 20 through age 85. The minimum initial payment is 75% of the base premium. We will not accept an initial payment that provides an initial guarantee period of less than two years. The minimum initial face amount (excluding any additional insurance rider face amount) is $250,000 or that face amount which generates a $4,000 base premium, if larger. In addition, total coverage under the Contract together with the additional insurance rider must exceed $750,000.

You can make additional payments. On your application you may choose to make additional payments monthly (for payments from a CMA account only), quarterly, semi-annually, or annually.

THE INVESTMENT BASE

A Contract's investment base is the amount available for investment at any time. On the contract date (usually the next business day after our Service Center receives your initial payment), the investment base is equal to the initial payment minus contract loading, cost of insurance charges, and rider costs. Afterwards, it varies daily based on the investment performance of your selected investment divisions. You bear the risk of poor investment performance and receive the benefit of favorable investment performance. You may wish to consider diversifying your investment in the Contract by allocating the investment base to two or more investment divisions.

THE INVESTMENT DIVISIONS

Payments are invested in investment divisions of the Separate Account. Generally, through the first 14 days following the in force date, the initial payment less contract loading will be invested only in the investment division of the Separate Account investing in the Money Reserve Portfolio. Afterwards, the investment base is reallocated to up to five of the investment divisions. (See "Changing the Allocation".)

ILLUSTRATIONS

Illustrations in this Prospectus or used in connection with the purchase of the Contract are based on hypothetical investment rates of return. We don't guarantee these rates. They are illustrative only, and not a representation of past or future performance. Actual rates of return may be more or less than those shown in the illustrations. Actual values will be different than those illustrated.

REPLACEMENT OF EXISTING COVERAGE

Generally, it is not advisable to purchase an insurance contract as a replacement for existing coverage. Before you buy a Contract, ask your Merrill Lynch Financial Consultant if changing, or adding to, current insurance coverage would be advantageous. Don't base your decision to replace existing coverage solely on a comparison of contract illustrations.

RIGHT TO CANCEL ("FREE LOOK" PERIOD) OR CONVERT

Once you receive the Contract, review it carefully to make sure it is what you want. Generally, you may return a Contract for a refund within the later of ten days after receiving it, 45 days from the date the application is completed, or ten days after we mail or personally deliver the Notice of Withdrawal Right to you. If you return the Contract during the "free look" period, we will refund the payment without interest.

You may also convert your Contract into a contract with benefits that do not vary with the investment results of a separate account.

DISTRIBUTIONS FROM THE CONTRACT

Partial Withdrawals. Beginning in Contract year sixteen, you may make partial withdrawals, subject to certain conditions. (See "Partial Withdrawals".)

Surrenders. You may surrender your Contract at any time and receive the net cash surrender value. The net cash surrender value equals the investment base:

     - plus any unearned cost of insurance charges and rider costs;

     - less any accrued net loan cost since the last contract anniversary (or since the contract date during the first contract year);

     - plus, during the first 2 contract years, excess sales load.

Loans. You may borrow money from us, using your Contract as collateral, subject to limits. We deduct loan debt from the amount payable on surrender of the Contract and from any death benefit payable. Loan interest accrues daily and, IF IT IS NOT PAID EACH YEAR, IT IS CAPITALIZED AND ADDED TO THE OUTSTANDING LOAN AMOUNT. If the Contract is a modified endowment contract, both the loan amount and the amount of capitalized interest are treated as taxable distributions. Depending upon investment performance of the divisions and the amounts borrowed, loans may cause a Contract to lapse. If the Contract lapses or is surrendered with loan debt outstanding, adverse tax consequences may result. (See "Loans" and "Tax Considerations -- Tax Treatment of Loans and Other Distributions".)

FEES AND CHARGES

Contract Loading. We deduct certain charges from all your payments before we invest them in the investment divisions. These charges are:

     - SALES LOAD equal to 46.25% of each payment through the second base premium and 1.25% of each payment thereafter;

     - STATE AND LOCAL PREMIUM TAX CHARGE of 2% of each payment; and

     - FEDERAL TAX CHARGE of 1.25% of each payment.

(See "Contract Loading.")

Investment Base Charges. We deduct certain charges from your investment base on contract anniversaries or processing dates. These charges are:

     - COST OF INSURANCE -- on the contract date and on all processing dates after the contract date, we deduct a cost for the life insurance coverage we provide (see "Cost of Insurance"); and

     - RIDER COST -- on the contract date and on all processing dates after the contract date, we deduct a cost for any additional insurance riders you purchased.

     - NET LOAN COST -- on each contract anniversary, if there has been any loan debt during the prior year, we deduct a net loan cost. It equals a maximum of 2.0% of the loan debt per year (see "Charges Deducted From the Investment Base").

Separate Account Charges. We deduct certain charges daily from the investment results of the investment divisions in the Separate Account. These charges are:

     - a MORTALITY AND EXPENSE RISK CHARGE deducted from all investment divisions. It is equivalent to .90% annually at the beginning of the year; and

     - a TRUST CHARGE deducted from only those investment divisions investing in the Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities (the "Zero Trusts"). It is currently equivalent to .34% annually at the beginning of the year. It will never exceed .50% annually.

Advisory Fees and Fund Expenses. The portfolios in the Funds pay monthly advisory fees and other expenses. (See "Charges to Fund Assets".)

This summary provides only a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus and in the Contract. You should retain the Contract together with its attached applications, medical exam(s), amendments, riders, and endorsements. These are the entire agreement between you and us.

For the definitions of some important terms used in this Prospectus, see "Important Terms."

               FACTS ABOUT ML LIFE INSURANCE COMPANY OF NEW YORK,
              MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED,
                      THE SEPARATE ACCOUNT, THE FUNDS, AND
                                THE ZERO TRUSTS

ML LIFE INSURANCE COMPANY OF NEW YORK ("ML OF NEW YORK")

ML of New York ("we" or "us") is a stock life insurance company organized under the laws of the State of New York on November 28, 1973. We are an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. We are authorized to sell life insurance and annuities in 9 states. We are also authorized to sell variable life insurance and variable annuities in most of those jurisdictions.

MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED ("MLPF&S")

MLPF&S provides a world-wide broad range of securities brokerage and investment banking services. It provides marketing services for us and is the principal underwriter of the Contracts issued through the Separate Account. We retain MLPF&S to provide services relating to the Contracts under a distribution agreement. (See "Selling the Contracts".)

THE SEPARATE ACCOUNT

We established the Separate Account, a separate investment account, on December 4, 1991. It is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. This registration does not involve any supervision by the Securities and Exchange Commission over the investment policies or practices of the Separate Account. It meets the definition of a separate account under the federal securities laws. We use the Separate Account to support the Contract as well as other variable life insurance contracts we issue. The Separate Account is also governed by the laws of the State of New York, our state of domicile.

We own all of the assets in the Separate Account. The assets of the Separate Account are kept separate from our general account and any other separate accounts we may have. New York insurance law provides that the Separate Account's assets, to the extent of its reserves and liabilities, may not be charged with liabilities arising out of any other business we conduct.

Obligations to contract owners and beneficiaries that arise under the Contract are our obligations. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to our other income, gains or losses. As required, the assets in the Separate Account will always be at least equal to the reserves and other liabilities of the Separate Account. If the assets exceed the required reserves and other Contract liabilities, (which will always be at least equal to the aggregate investment base allocated to the Separate Account under the Contracts), we may transfer the excess to our general account.

There are currently 36 investment divisions in the Separate Account.

     - Ten invest in shares of a specific portfolio of the Merrill Lynch Series Fund, Inc. (the "Series Fund").

     - Seven invest in shares of a specific portfolio of the Merrill Lynch Variable Series Funds, Inc. (the "Variable Series Funds").

     - Two invest in shares of a specific portfolio of the AIM Variable Insurance Funds, Inc. (the "AIM V.I. Funds").

     - One invests in shares of a portfolio of the Alliance Variable Products Series Fund, Inc. (the "Alliance Fund").

     - Two invest in shares of a specific portfolio of the MFS(R) Variable Insurance Trust(SM) (the "MFS Trust").

     - Fourteen invest in units of a specific Zero Trust.

On or about July 15, 1999, six additional investment divisions become available in the Separate Account.

     - Two invest in Class A shares of a specific portfolio of the Variable Series Funds.

     - One invests in shares of an additional portfolio of the Alliance Fund.

     - One invests in shares of a portfolio of the Hotchkis and Wiley Variable Trust (the "Hotchkis and Wiley Trust").

     - One invests in Class A shares of a portfolio of the Mercury Asset Management V.I. Funds, Inc. (the "Mercury V.I. Funds").

     - One invests in units of the Zero Trust maturing on February 15, 2019.

On or about July 15, 1999, two investment divisions previously available under the Separate Account (the International Equity Focus Fund and the Global Bond Focus Fund) close to allocations of premiums and contract value.

For more information, see "The Funds" below. You'll find complete information about the Funds and the Zero Trusts, including the risks associated with each portfolio in the accompanying prospectuses. They should be read along with this Prospectus.

Although the investment objectives and policies of certain Funds are similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment adviser, manager, or sponsor, we do not represent or assure that the investment results will be comparable to any other portfolio, even where the investment advisors or manager is the same. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in fund performance. For all of these reasons, you should expect investment results to differ. In particular, certain Funds available only through the Contract have names similar to funds not available through the Contract. The performance of any fund not available through the Contract is not indicative of performance of the similarly named fund available through the Contract.

NET RATE OF RETURN FOR AN INVESTMENT DIVISION

Each investment division has a distinct unit value (also referred to as "price" or "separate account index" in reports we furnish to you). When we allocate your payments or investment base to an investment division, we purchase units based on the value of a unit of the investment division as of the end of the valuation period during which the allocation occurs. When we transfer or deduct amounts out of an investment division, we redeem units in a similar manner. A valuation period is each business day together with any non-business days before it. A business day is any day the New York Stock Exchange is open or the SEC requires that we determine the net asset value of an investment division.

For each investment division, the separate account index was initially set at $10.00. The separate account index for each subsequent valuation period fluctuates based upon the net rate of return for that period. We determine the net rate of return of an investment division at the end of each valuation period. The net rate of return reflects the investment performance of the division for the valuation period and the charges to the Separate Account.

For divisions investing in the Funds, shares are valued at net asset value and reflect reinvestment of any dividends or capital gains distributions declared by the Funds.

For divisions investing in the Zero Trusts, units of each Zero Trust are valued at the sponsor's repurchase price, as explained in the prospectus for the Zero Trusts.

CHANGES WITHIN THE ACCOUNT

We may make available additional investment divisions. We also have the right to eliminate investment divisions from the Separate Account, to combine two or more investment divisions, or to substitute a new portfolio for the portfolio in which an investment division invests. A substitution may become necessary if, in our judgment, a portfolio no longer suits the purposes of the Contracts. This may happen due to a change in laws or regulations, or a change in a portfolio's investment objectives or restrictions, or because the portfolio is no longer available for investment, or for some other reason. If necessary, we would get prior approval from the New York State Insurance Department and the Securities and Exchange Commission and any other required approvals before making such a substitution.

Subject to any required regulatory approvals, we reserve the right to transfer assets of the Separate Account or of any of the investment divisions to another separate account or investment division.

When permitted by law, we also reserve the right to:

     - deregister the Separate Account under the Investment Company Act of 1940;

     - operate the Separate Account as a management company under the Investment Company Act of 1940;

     - restrict or eliminate any voting rights of contract owners, or other persons who have voting rights as to the Separate Account; and

     - combine the Separate Account with other separate accounts.

                                   THE FUNDS

Below we list the funds into which the investment divisions may invest. There is no guarantee that any fund or portfolio will be able to meet its investment objective.

THE SERIES FUND

The Series Fund is registered with the Securities and Exchange Commission as an open-end management investment company and its investment adviser is Merrill Lynch Asset Management, L.P. ("MLAM"). All of its ten mutual fund portfolios are currently available through the Separate Account. The investment objectives and certain investment policies of the Series Fund portfolios are described below.

Money Reserve Portfolio seeks to preserve capital, maintain liquidity and achieve the highest possible current income consistent with those objectives by investing in short-term money market securities.

Intermediate Government Bond Portfolio seeks to obtain the highest level of current income consistent with the protection of capital afforded by investing in intermediate-term debt securities issued or guaranteed by the U.S. Government or its agencies. The Portfolio will invest in such securities with a maximum maturity of 15 years.

Long-Term Corporate Bond Portfolio primarily seeks to provide as high a level of current income as is believed to be consistent with prudent investment risk. In addition, the Portfolio seeks the preservation of capital. In seeking to achieve these objectives, under normal circumstances the Portfolio invests at least 80% of the value of its total assets in debt securities that have a rating within the three highest grades of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("Standard & Poor's").

High Yield Portfolio primarily seeks as high a level of current income as is believed to be consistent with prudent management. Secondarily, the Portfolio seeks capital appreciation when consistent with its primary objective. The Portfolio seeks to achieve its investment objective by investing principally in fixed income securities rated in the lower categories of the established rating services or in unrated securities of comparable quality (including securities commonly known as "junk bonds").

Capital Stock Portfolio seeks long-term growth of capital and income, plus moderate current income. It generally invests in equity securities considered to be of good or improving quality or considered to be undervalued based on criteria such as historical price/book value and price/earnings ratios.

Growth Stock Portfolio seeks long-term growth of capital by investing in a diversified portfolio of securities, primarily common stocks, of aggressive growth companies considered to have special investment value.

Multiple Strategy Portfolio seeks a high total investment return consistent with prudent risk through a fully managed investment policy utilizing equity securities, intermediate and long-term debt securities and money market securities.

Natural Resources Portfolio seeks long-term growth of capital and protection of the purchasing power of shareholders' capital by investing primarily in equity securities of domestic and foreign companies with substantial natural resource assets.

Global Strategy Portfolio seeks high total investment return by investing primarily in a portfolio of equity and fixed-income securities, including convertible securities, of U.S. and foreign issuers.

Balanced Portfolio seeks a level of current income and a degree of stability of principal not normally available from an investment solely in equity securities and the opportunity for capital appreciation greater than that normally available from an investment solely in debt securities by investing in a balanced portfolio of fixed-income and equity securities.

MLAM is indirectly owned and controlled by Merrill Lynch & Co., Inc. and is a registered adviser under the Investment Advisers Act of 1940. The Series Fund, as part of its operating expenses, pays an investment advisory fee to MLAM. (See "Charges to Fund Assets".)

THE VARIABLE SERIES FUNDS

The Variable Series Funds is registered with the Securities and Exchange Commission as an open-end management investment company and its investment adviser is MLAM. Seven of its portfolios are currently available through the Separate Account. Two additional portfolios become available on or about July 15, 1999. The investment objectives and certain investment policies of these Variable Series Funds portfolios are described below.

Basic Value Focus Fund seeks capital appreciation and, secondarily, income by investing in securities, primarily equities, that management of the Fund believes are undervalued and therefore represent basic investment value. The Fund seeks special opportunities in securities that are selling at a discount, either from book value or historical price-earnings ratios, or seem capable of recovering from temporarily out of favor considerations. Particular emphasis is placed on securities that provide an above-average dividend return and sell at a below-average price/earnings ratio.

Global Bond Focus Fund (formerly the World Income Focus Fund) seeks to provide high total investment return by investing in a global portfolio of fixed income securities denominated in various currencies, including multinational currency units. The Fund will invest in fixed income securities that have a credit rating of A or better by Standard & Poor's or by Moody's or commercial paper rated A-1 by Standard & Poor's or Prime-1 by Moody's or obligations that MLAM has determined to be of similar creditworthiness.

An investment division corresponding to this Fund closes to allocations of premiums or contract value on or about July 15, 1999.

Global Utility Focus Fund seeks both capital appreciation and current income through investment of at least 65% of its total assets in equity and debt securities issued by domestic and foreign companies which are, in the opinion of MLAM, primarily engaged in the ownership or operation of facilities used to generate, transmit or distribute electricity, telecommunications, gas or water.

International Equity Focus Fund seeks capital appreciation and, secondarily, income by investing in a diversified portfolio of equity securities of issuers located in countries other than the United States. Under normal conditions, at least 65% of the Fund's net assets will be invested in such equity securities and at least 65% of the Fund's total assets will be invested in the securities of issuers from at least three different foreign countries.

The investment division corresponding to this Fund closes to allocations of premiums and contract value on or about July 15, 1999.

Developing Capital Markets Focus Fund seeks long-term capital appreciation by investing in securities, principally equities, of issuers in countries having smaller capital markets. For purposes of its investment objective, the Fund considers countries having smaller capital markets to be all countries other than the four countries having the largest equity market capitalizations.

Special Value Focus Fund (formerly the Equity Growth Fund) seeks long-term growth of capital by investing in a diversified portfolio of securities, primarily common stocks, of relatively small companies that management of the Variable Series Funds believes have special investment value, and of emerging growth companies regardless of size. Companies are selected by management on the basis of their long-term potential for expanding their size and profitability or for gaining increased market recognition for their securities. Current income is not a factor in the selection of securities.

Index 500 Fund seeks to provide investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index").

Capital Focus Fund seeks to achieve the highest total investment return consistent with prudent risk. To do this, management of the Fund uses a flexible "fully managed" investment policy that shifts the emphasis among equity, debt (including money market), and convertible securities.

The investment division corresponding to this Fund becomes available for allocations of premium payments and contract value on or about July 15, 1999.

Global Growth Focus Fund seeks long-term growth of capital. The Fund invests in a diversified portfolio of equity securities of issuers located in various countries and the United States, placing particular emphasis on companies that have exhibited above-average growth rates in earnings.

The investment division corresponding to this Fund becomes available for allocations of premium payments and contract value on or about July 15, 1999.

The Variable Series Funds, as part of its operating expenses, pays an investment advisory fee to MLAM. (See "Charges to Fund Assets".)

THE AIM V.I. FUNDS

The AIM V.I. Funds is registered with the Securities and Exchange Commission as an open-end management investment company and its investment adviser is A I M Advisors, Inc. ("AIM"). Two of its mutual fund portfolios are currently available through the Separate Account. The investment objectives of the two available AIM V.I. Funds portfolios are described below.

AIM V.I. Capital Appreciation Fund seeks growth of capital through investment in common stocks, with emphasis on medium and small-sized growth companies. AIM will be particularly interested in companies that are likely to benefit from new or innovative products, services or processes, as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth.

AIM V.I. Value Fund seeks to achieve long-term growth of capital by investing primarily in equity securities judged by AIM to be undervalued relative to AIM's appraisal of the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the companies issuing the securities or relative to the equity market generally. Income is a secondary objective.

AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, has served as an investment adviser since its organization in 1976. Today, AIM together with its subsidiaries, advises or manages over 110 investment portfolios, including the Funds, encompassing a broad range of investment objectives. The AIM V.I. Funds, as part of its operating expenses, pays an investment advisory fee to AIM. (See "Charges to Fund Assets".)

THE ALLIANCE FUND

The Alliance Fund is registered with the Securities and Exchange Commission as an open-end management investment company and its investment adviser is Alliance Capital Management L.P. ("Alliance"). One of its mutual fund portfolios is currently available through the Separate Account. One additional portfolio becomes available on or about July 15, 1999. The investment objectives of these Alliance Fund portfolios are described below.

Premier Growth Portfolio seeks growth of capital by pursuing aggressive investment policies. Since investments will be made based upon their potential for capital appreciation, current income is incidental to the objective of capital growth. Because of the market risks inherent in any investment, the selection of securities on the basis of their appreciation possibilities cannot ensure against possible loss in value. This Fund is therefore not intended for contract owners whose principal objective is assured income and conservation of capital.

Alliance Quasar Portfolio seeks growth of capital by pursuing aggressive investment policies. The Fund invests principally in a diversified portfolio of equity securities of any company and industry and in any type of security which is believed to offer possibilities for capital appreciation, and invests only incidentally for current income. The selection of securities based on the possibility of appreciation cannot prevent loss in value. Moreover, because the Fund's investment policies are aggressive, an investment in the Fund is risky and is not intended for contract owners who want assured income or preservation of capital.

The investment division corresponding to this Fund becomes available for allocations of premium payments and contract value on or about July 15, 1999.

Alliance is a Delaware limited partnership with principal offices at 1345 Avenue of the Americas, New York, New York 10105. Alliance Capital Management Corporation ("ACMC"), the sole general partner of Alliance, is an indirect wholly owned subsidiary of The Equitable Life Assurance Society of the United States, which is in turn a wholly owned subsidiary of the Equitable Companies Incorporated, a holding company which is controlled by AXA, a French insurance holding company. The Alliance Fund, as part of its operating expenses, pays an investment advisory fee to Alliance. (See "Charges to Fund Assets".)

THE MFS TRUST

The MFS Trust is registered with the Securities and Exchange Commission as an open-end management investment company and its investment adviser is Massachusetts Financial Services Company ("MFS"). Two of its mutual fund portfolios are currently available through the Separate Account. The investment objectives of the available MFS Trust portfolios are described below.

MFS Emerging Growth Series will seek long-term growth of capital. The series invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of emerging growth companies. These companies are companies that the series' adviser believes are either early in their life cycle but have the potential to become major enterprises or are major enterprises whose rates of earnings growth are expected to accelerate.

MFS Research Series will seek to provide long-term growth of capital and future income. The series invests, under normal market conditions, at least 80% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts. The series focuses on companies that the series' adviser believes have favorable prospects for long-term growth, attractive valuations based on current and expected earnings or cash flow, dominant or growing market share and superior management.

MFS, a Delaware corporation, 500 Boylston Street, Boston, Massachusetts 02116, is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which, in turn, is an indirect wholly owned subsidiary of Sun Life Assurance Company of Canada. The MFS Trust, as part of its operating expenses, pays an investment advisory fee to MFS. (See "Charges to Fund Assets".)

THE HOTCHKIS AND WILEY TRUST

The Hotchkis and Wiley Trust is registered with the Securities and Exchange Commission as an open-end management investment company, and its adviser is Hotchkis and Wiley. One of its mutual fund portfolios becomes available through the Separate Account on or about July 15, 1999. The investment objective of this Hotchkis and Wiley Trust portfolio is described below.

Hotchkis and Wiley International VIP Portfolio seeks to provide current income and long term growth of income, accompanied by growth of capital. The Fund invests at least 65% of its total assets in stocks in at least ten foreign markets. Ordinarily, the Fund invests in stocks of companies located in the developed foreign markets and invests at least 80% of its total assets in stocks that pay dividends. It also may invest in stocks that don't pay dividends or interest, but have growth potential unrecognized by the market or changes in business or management that indicate growth potential. In investing the Fund, Hotchkis and Wiley follows a value style. This means that it buys stocks that it believes are currently undervalued by the market and thus have a lower price than their true worth. Typical value characteristics include:

          - low price-to-earnings ratio relative to the market

          - high dividend yield relative to the market

          - low price-to-book value ratio relative to the market

          - financial strength

Stocks may be "undervalued" because they are part of an industry that is out of favor with investors generally. Even in those industries, though, individual companies may have high rates of growth of earnings and be financially sound. At the same time, the price of their common stock may be depressed because investors associate the companies with their industries. The value discipline sometimes prevents investments in stocks that are in well-known indexes, like the S&P 500 or similar foreign indexes.

The investment division corresponding to this Fund becomes available for allocations of premium payments and contract value on or about July 15, 1999.

Hotchkis and Wiley, 725 S. Figueroa Street, Suite 4000, Los Angeles, California 90017-5400, is a division of MLAM. The Hotchkis and Wiley Trust, as part of its operating expenses, pays an investment advisory fee to Hotchkis and Wiley. (See "Charges to Fund Assets".)

THE MERCURY V.I. FUNDS

The Mercury V.I. Funds is registered with the Securities and Exchange Commission as an open-end management investment company, and its adviser is Mercury Asset Management International Ltd. Class A shares of one of its mutual fund portfolios become available through the Separate Account on or about July 15, 1999. The investment objective of the Mercury V.I. U.S. Large Cap Fund is described below.

Mercury V.I. U.S. Large Cap Fund's main goal is long-term capital growth. The Fund invests primarily in a diversified portfolio of equity securities of large cap companies (which are companies whose market capitalization is at least $5 billion) located in the U.S. that Fund management believes are undervalued or have good prospects for earnings growth. The Fund may also invest up to 10% of its assets in stocks of companies located in Canada.

The investment division corresponding to this Fund becomes available for allocations of premium payments and contract value on or about July 15, 1999.

Mercury Asset Management International Ltd. is located at 33 King William Street, London EC4R 9AS, England. Its intermediate parent is Mercury Asset Management Group Ltd. a London-based holding company. The ultimate parent of Mercury Asset Management Group Ltd. is Merrill Lynch & Co., Inc. The Mercury V.I. U.S. Large Cap Fund, as part of its operating expenses, pays an investment advisory fee to Mercury Asset Management International Ltd. (See "Charges to Fund Assets".)

SPECIAL RISKS IN CERTAIN FUNDS

Investment in lower-rated debt securities, such as those in which the High Yield Portfolio of the Series Fund, and the Developing Capital Markets Focus and International Equity Focus Funds of the Variable Series Funds, expect to invest, entails relatively greater risk of loss of income or principal. The Developing Capital Markets Focus Fund of the Variable Series Funds has no established rating criteria for the debt securities in which it may invest, and will rely on MLAM's judgment in evaluating the creditworthiness of an issuer of such securities. In an effort to minimize risk, these portfolios will diversify holdings among many issuers. However, there can be no assurance that diversification will protect these portfolios from widespread defaults during periods of sustained economic downturn.

Because a substantial portion of the Global Growth Focus Fund's assets may be invested on an international basis, you should be aware of certain risks, such as fluctuations in foreign exchange rates, future political and economic developments, different legal systems, and the possible imposition of exchange controls or other foreign government laws or restrictions. An investment in the Fund may be appropriate only for long-term investors who can assume the risk of loss of principal, and do not seek current income.

In seeking to protect the purchasing power of capital, the Natural Resources Portfolio of the Series Fund reserves the right, when management anticipates significant economic, political, or financial instability, such as high inflationary pressures or upheaval in foreign currency exchange markets, to invest a majority of its assets in companies that explore for, extract, process or deal in gold or in asset-based securities indexed to the value of gold bullion. The Natural Resources Portfolio will not concentrate its investments in such securities until it has been advised that the Contracts' federal tax status will not be adversely affected as a result.

For the MFS Emerging Growth Series, the nature of investing in emerging growth companies involves greater risk than is customarily associated with investments in more established companies. Emerging growth companies often have limited product lines, markets or financial resources, and they may be dependent on one-person management. In addition, there may be less research available on many promising small and medium sized emerging growth companies, making it more difficult to find and analyze these companies. The securities of emerging growth companies may have limited marketability and may be subject to abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general. Shares of the MFS Emerging Growth Series, therefore, are subject to greater fluctuation in value than shares of a conservative equity fund or of a growth fund which invests entirely in proven growth stocks.

For the Hotchkis and Wiley International VIP Portfolio, investing in emerging market and other foreign securities involves certain risk considerations not typically associated with investing in securities of U.S. issuers, including currency devaluations and other currency exchange rate fluctuations, political uncertainty and instability, more substantial government involvement in the economy, higher rates of inflation, less government supervision and regulation of the securities markets and participants in those markets, controls on foreign investment and limitations on repatriation of invested capital and on the Fund's ability to exchange local currencies for U.S. dollars, greater price volatility, substantially less liquidity and significantly smaller capitalization of securities markets, absence of uniform accounting and auditing standards, generally higher commission expenses, delay in settlement of securities transactions, and greater difficulty in enforcing shareholder rights and remedies.

Investment in these portfolios entails relatively greater risk of loss of income or principal. In addition, as described in the accompanying prospectus for the portfolios, many portfolios should be considered a long-term investment and a vehicle for diversification, and not as a balanced investment program. It may not be appropriate to allocate all payments and investment base to a single investment division.

THE OPERATION OF THE FUNDS

Buying and Redeeming Shares. The Funds sell and redeem their shares at net asset value. Any dividend or capital gain distribution will be reinvested at net asset value in shares of the same portfolio.

Voting Rights. We are the legal owner of all Fund shares held in the Separate Accounts. We have the right to vote on any matter put to vote at the Funds' shareholder meetings. However, we will vote all Fund shares attributable to Contracts according to instructions we receive from contract owners. Shares attributable to Contracts for which we receive no voting instructions will be voted in the same proportion as shares in the respective investment divisions for which we receive instructions. We will also vote shares not attributable to Contracts in the same proportion as shares in the respective investment divisions for which we received instructions. If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares in our own right, we may do so.

We determine the number of shares attributable to you by dividing your Contract's investment base in an investment division by the net asset value of one share of the corresponding portfolio. We count fractional votes.

Under certain circumstances, state regulatory authorities may require us to disregard voting instructions. This may happen if following the instructions would mean voting to change the sub-classification or investment objectives of the portfolios, or to approve or disapprove an investment advisory contract.

We may also disregard instructions to vote for changes in the investment policy or the investment adviser if it disapproves of the proposed changes. We would disapprove a proposed change only if it was:

     - contrary to state law;

     - prohibited by state regulatory authorities; or

     - decided by management that the change would result in overly speculative or unsound investments.

If we disregard voting instructions, we will include a summary of our actions in the next semi-annual report.

Resolving Material Conflicts. Shares of the Series Fund are available for investment by us, Merrill Lynch Life Insurance Company (an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc.) and Monarch Life Insurance Company (an insurance company not affiliated with us or Merrill Lynch & Co., Inc.). Shares of the Variable Series Funds, the AIM V.I. Funds, the Alliance Fund, the MFS Trust, and the Hotchkis and Wiley Trust are sold to separate accounts of ours, Merrill Lynch Life Insurance Company, and insurance companies not affiliated with us or Merrill Lynch & Co., Inc. to fund benefits under variable life insurance and variable annuity contracts, and may be sold to certain qualified plans. Shares of the Mercury V.I. Funds are sold to separate accounts of ours, Merrill Lynch Life Insurance Company, and may in the future be sold to insurance companies not affiliated with us or Merrill Lynch & Co., Inc. to fund benefits under variable life insurance and variable annuity contracts, and may be sold to certain qualified plans.

It is possible that differences might arise between our Separate Account and one or more of the other separate accounts which invest in the Funds. In some cases, it is possible that the differences could be considered "material conflicts." Such a "material conflict" could also arise due to changes in the law (such as state insurance law or federal tax law) which affect these different variable life insurance and variable annuity separate accounts. It could also arise by reason of differences in voting instructions from our contract owners and those of the other insurance companies, or for other reasons. We will monitor events to determine how to respond to conflicts. If a conflict occurs, we may need to eliminate one or more investment divisions of the Separate Account which invest in the Funds or substitute a new portfolio for a portfolio in which a division invests. In responding to any conflict, we will take the action we believe necessary to protect you consistent with applicable legal requirements.

Administrative Service Arrangements. AIM has entered into an agreement with us for administrative services for the AIM V.I. Funds in connection with the Contracts. Under this agreement, AIM compensates us in an amount equal to a percentage of the average net assets of the AIM V.I. Funds attributable to the Contracts.

Alliance Fund Distributors, Inc. ("AFD"), an affiliate of Alliance, has entered into an agreement with us for administrative services for the Alliance Fund in connection with the Contracts. Under this agreement, AFD compensates us in an amount equal to a percentage of the average net assets of the Alliance Fund attributable to the Contracts.

MFS has entered into an agreement with MLIG for administrative services for the MFS Trust in connection with the Contracts, certain other Contracts issued by us, and certain contracts issued by ML Life Insurance Company of New York. Under this agreement, MFS pays compensation to MLIG in an amount equal to a percentage of the average net assets of the MFS Trust attributable to such contracts.

THE ZERO TRUSTS

The Zero Trusts are intended to provide safety of capital and a competitive yield to maturity. It purchases at a deep discount U.S. Government-backed investments which make no periodic interest payments. When held to maturity the investments should receive approximately a fixed yield. The value of Zero Trust units before maturity varies more than it would if the Zero Trusts contained interest-bearing U.S. Treasury securities of comparable maturities.

The Zero Trust portfolios consist mainly of:

     - bearer debt obligations issued by the U.S. Government stripped of their unmatured interest coupons;

     - coupons stripped from U.S. debt obligations; and

     - receipts and certificates for such stripped debt obligations and coupons.

The Zero Trusts currently available are shown below:

                                                        Targeted Rate of Return to
                                                               Maturity as
     Zero Trust                 Maturity Date                of April 9, 1999
     ----------             ---------------------       --------------------------
        2000                February 15, 2000                     3.15%
        2001                February 15, 2001                     3.37%
        2002                February 15, 2002                     3.65%
        2003                August 15, 2003                       3.71%
        2004                February 15, 2004                     3.82%
        2005                February 15, 2005                     3.72%
        2006                February 15, 2006                     3.55%
        2007                February 15, 2007                     3.72%
        2008                February 15, 2008                     4.08%
        2009                February 15, 2009                     4.14%
        2010                February 15, 2010                     4.31%
        2011                February 15, 2011                     4.29%
        2013                February 15, 2013                     4.45%
        2014                February 15, 2014                     4.58%

An additional Zero Trust maturing on February 15, 2019 becomes available for allocations of premium payments and contract value on or about July 15, 1999.

Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of Merrill Lynch & Co., Inc., is the sponsor for the Zero Trusts. The sponsor will sell units of the Zero Trusts to the Separate Account and has agreed to repurchase units we need to sell them to pay benefits and make reallocations. We pay the sponsor a fee for these transactions and are reimbursed through the trust charge assessed to the divisions investing in the Zero Trusts. (See "Charges to Divisions Investing in the Zero Trusts".)

Targeted Rate of Return to Maturity. Because the underlying securities in the Zero Trusts will grow to their face value on the maturity date, it is possible to estimate a compound rate of return to maturity for the Zero Trust units. But because the units are held in the Separate Account, the asset charge and the trust charge (described in "Charges to the Separate Account") must be taken into account in estimating a targeted rate of return for the Separate Account. The targeted rate of return to maturity for the Separate Account depends on the compound rate of return adjusted for these charges. It does not, however, represent the actual return on a payment that we might receive under the Contract on that date, since it does not reflect the charges for contract loading deducted from payments to the Contract, cost of insurance charges and rider costs, and any net loan cost deducted from a Contract's investment base (described in "Charges Deducted from the Investment Base").

Since the value of the Zero Trust units will vary daily to reflect the market value of the underlying securities, the compound rate of growth to maturity for the Zero Trust units and the targeted rate of return to maturity for the Separate Account will vary correspondingly.

                            FACTS ABOUT THE CONTRACT

WHO MAY BE COVERED

We will issue a Contract on the life of the insured so long as the relationship among the applicant and the insured meets our insurable interest requirements and provided the insured is not over age 85 or under age 20. We will determine the insured's issue age using the insured's age as of his or her birthday nearest the contract date. Before we'll issue a Contract, the insureds must meet our medical and other underwriting and insurability requirements.

We assign insureds to underwriting classes which determine the cost of insurance rates we use in calculating cost of insurance deductions. We may issue Contracts on insureds in standard, non-smoker, or preferred non-smoker underwriting classes. We may also issue Contracts on insureds in a "substandard" underwriting class. Individuals in substandard classes have health or lifestyle factors less favorable than the average person. For a discussion of the effect of underwriting classification on cost of insurance deductions, see "Cost of Insurance".

INITIAL PAYMENT

Minimum. To purchase a Contract, you must complete an application and make a payment. We require the payment to put the Contract into effect. In the application, you select the face amount of the Contract. The amount of the minimum initial payment for a Contract depends on the face amount you select, and each insured's issue age, sex, and underwriting class. The minimum initial payment for any Contract is 75% of the base premium. We won't, however, accept an initial payment for a specified face amount that will provide a guarantee period of less than two years, or that would cause the Contract to fail to qualify under federal tax law as we interpret it. You may make additional payments. (See "Making Additional Payments".)

Coverage. Insurance coverage generally begins on the contract date. This is usually the next business day following receipt of the initial payment at our Service Center. Prior to the contract date, we may provide temporary life insurance coverage under a temporary insurance agreement. Under our underwriting rules, in most states, temporary life insurance coverage may not exceed $300,000 and may not last more than 90 days.

Backdating. As provided for under state insurance law you may backdate the Contract to preserve the insureds' ages. However, you can't backdate more than six months before the date the application was completed. We deduct cost of insurance charges and rider costs for the backdated period on the contract date.

Selecting the Initial Face Amount. The minimum initial face amount (excluding any additional insurance rider face amount) is $250,000 or that face amount which generates a $4,000 base premium, if larger. In addition, total coverage under the Contract together with the additional insurance rider must exceed $750,000. The maximum face amount that you may specify for a given initial payment is the amount which will provide an initial guarantee period of at least two years. The guarantee period will be shorter for an initial payment amount if you request a larger face amount. The initial face amount will change if you change your death benefit option, or take a partial withdrawal.

If we determine that, based on your initial payment and the face amount, your Contract will be a modified endowment contract, we will issue the Contract provided that:

     - you sign a statement acknowledging that the Contract is a modified endowment contract; or

     - you agree either to reduce the initial payment or to increase the face amount to a level where the Contract will not be a modified endowment contract.

For a discussion about the tax consequences of purchasing a modified endowment contract, see "Tax Considerations."

Initial Guarantee Period. We determine the initial guarantee period for a Contract based on the initial payment, face amount and any additional insurance rider face amount. We will adjust the guarantee period when:

     - you make an additional payment;

     - you take a partial withdrawal;

     - you change your death benefit option or reduce your face amount; and

     - you increase or decrease your additional insurance rider face amount.

The guarantee period is the period of time we guarantee that the Contract will remain in force regardless of investment experience unless the loan debt exceeds certain contract values. We base the guarantee period on the guaranteed maximum cost of insurance rates in the Contract, guaranteed maximum rider costs (if you elect an additional insurance rider), the contract loading and a 5% interest assumption. This means that for a given initial payment and face amount, different insureds will have different guarantee periods depending on their age, sex and underwriting class. For example, an older insured will have a shorter guarantee period than a younger insured of the same sex and in the same underwriting class.

The maximum guarantee period is for the insured's whole life.

ADDITIONAL INSURANCE RIDER

You may purchase additional insurance coverage, payable to the beneficiary when the insured dies, through an additional insurance rider either when you purchase the Contract or on any contract anniversary before the insured reaches attained age 69. Currently, when you purchase the Contract, the maximum additional insurance rider face amount is three times the face amount of the Contract. The minimum additional insurance rider face amount at any time is $100,000. We will deduct a cost of insurance charge for the rider from your Contract's investment base on each processing date. This rider charge will be based on the same cost of insurance rates as the Contract. (See "Cost of Insurance.") There is no additional contract loading associated with this coverage. You must provide evidence of insurability to increase additional rider face amount.

Once each year, you may increase (subject to evidence of insurability of the insured) or decrease (after the seventh contract anniversary) your additional insurance rider face amount. Any change must be at least $100,000. The change will take effect on the next contract anniversary following underwriting approval of the change. After the change takes place, we will calculate a new guarantee period using the existing fixed base and the face amount of the Contract plus the new additional insurance rider face amount. If you decrease the additional insurance rider face amount, the guarantee period will increase; and if you increase the additional insurance rider face amount, the guarantee period will decrease. Unless you terminate the rider, we will not allow a decrease in the rider face amount, if the decrease would:

     - cause the resulting face amount to be less than $100,000; or

     - cause the resulting guarantee period to extend less than one year from the effective date of the increase.

If you decrease the rider face amount you may cause the Contract to become a modified endowment contract. In such a case, we will not process the decrease until you confirm in writing that you intend to convert the Contract to a modified endowment contract. Increasing or decreasing the additional insurance rider face amount may have tax consequences. You should consult a tax advisor before changing the face amount of the additional insurance rider.

Additional insurance rider coverage and all changes associated with the rider will terminate upon the insured attaining age 70.

RIGHT TO CANCEL ("FREE LOOK" PERIOD)

You may cancel your Contract during the "free look" period by returning it for a refund. Generally, the "free look" period ends the later of ten days after you receive the Contract, 45 days from the date you complete the application, or ten days after we mail or personally deliver the Notice of Withdrawal Right to you. To cancel the Contract during the "free look" period, you must mail or deliver the Contract to our Service Center or to the registered representative who sold it. We will refund your payment without interest. We may require you to wait six months before applying for another contract.

MAKING ADDITIONAL PAYMENTS

After the end of the "free look" period, you may make additional payments so long as the insured is living. Additional payments must be at least $100. If an additional payment would cause the Contract to become a modified endowment contract we will return the additional payment, unless you confirm in writing that you intend to convert the Contract to a modified endowment contract. We may still return the additional amount until we receive your instructions. We will return that portion of any additional payment beyond the amount necessary to extend the guarantee period to the insured's whole life. We will also return any additional payment which would cause the Contract to fail to qualify as life insurance under federal tax laws as we interpret them.

You may elect to make additional payments annually, semiannually or quarterly. You may also make payments on a monthly basis if you authorize us to withdraw the payment from your CMA* account. If you have the CMA Insurance Service, additional payments may be withdrawn automatically from your CMA account and transferred to your Contract. The withdrawals will continue under the plan specified until we are notified otherwise. For additional payments not withdrawn from a CMA account, we will send you reminder notices beginning in the second Contract year.

Effect of Additional Payments. Generally, we accept any additional payment the day we receive it. On the date we accept an additional payment we will:

     - increase the Contract's investment base by the amount of the payment minus any applicable contract loading;

     - reflect the payment in the calculation of the variable insurance amount (see "Variable Insurance Amount"); and

     - increase the fixed base by the amount of the payment less applicable contract loading (see "The Contract's Fixed Base").

As of the processing date on or next following receipt and acceptance of an additional payment, we will increase the guarantee period if the guarantee period before the additional payment does not extend beyond the insured's whole life.

We will determine the increase in the guarantee period by taking the immediate increase in the cash value resulting from the additional payment and adding interest at the annual rate of 5% for the period from when we receive and accept the payment to the contract processing date on or next following such date. This is the guarantee adjustment amount. We add the guarantee adjustment amount to the fixed base and we use the resulting new fixed base to calculate a new guarantee period.

The amount of the increase in the guarantee period will depend on the amount of the additional payment and the contract year in which we receive and accept it.

---------------
* Cash Management Account and CMA are registered trademarks of Merrill Lynch, Pierce, Fenner & Smith Incorporated.

If we have applied any excess sales load to keep the Contract in force, we will first apply an additional payment (less contract loading) to recover such excess sales load. We will next apply an additional payment as a loan repayment, if there is any debt. We will apply any excess as an additional payment.

The Examples below show the effect of additional payments. Example 1 shows the effect on the guarantee period of a $10,000 additional payment received and accepted at the beginning of contract year five. Example 2 shows the effect of a $20,000 additional payment received and accepted at the beginning of contract year five. Example 3 shows the effect of a $10,000 additional payment received and accepted at the beginning of contract year six. All three examples assume that death benefit option 1 has been elected, that annual payments of $18,009 have been made up to the contract year reflected in the example and that no other contract transactions have been made.

                               Male Issue Age 45
                Initial payment plus annual payments of $18,009
                            Face Amount: $1 million
                      Initial Guarantee Period: 2.5 years
                            Death Benefit Option: 1
                       Based on Maximum Mortality Charges

                                EXAMPLE 1
  ---------------------------------------------------------------------
        CONTRACT                  ADDITIONAL             INCREASE IN
          YEAR                     PAYMENT             GUARANTEE PERIOD
        --------                  ----------           ----------------
            5                       $10,000              1.5 years

                                EXAMPLE 2
  ---------------------------------------------------------------------
        CONTRACT                  ADDITIONAL             INCREASE IN
          YEAR                     PAYMENT             GUARANTEE PERIOD
        --------                  ----------           ----------------
            5                       $20,000               3 years

                                EXAMPLE 3
  ---------------------------------------------------------------------
        CONTRACT                  ADDITIONAL             INCREASE IN
          YEAR                     PAYMENT             GUARANTEE PERIOD
        --------                  ----------           ----------------
            6                       $10,000             1.25 years

INVESTMENT BASE

A Contract's investment base is the sum of the amounts invested in each of the investment divisions. On the contract date, the investment base equals the initial payment minus contract loading and cost of insurance charges and rider costs. We adjust the investment base daily to reflect the investment performance of the investment divisions you've selected. (See "Net Rate of Return for an Investment Division".) The investment performance reflects the deduction of Separate Account charges. (See "Charges to the Separate Account".)

Partial withdrawals, loans and deductions for cost of insurance, rider costs, and net loan cost decrease the investment base. (See "Charges Deducted from the Investment Base", "Partial Withdrawals", and "Loans".) Loan repayments and additional payments increase it. You may elect from which investment divisions loans and partial withdrawals are taken and to which investment divisions repayments and additional payments are added. If you don't make an election, we will allocate increases and decreases proportionately to your investment base in the investment divisions selected.

Initial Investment Allocation and Preallocation. Generally, during the first 14 days following the in force date, the initial payment minus contract loading will remain in the division investing in the Money Reserve Portfolio. Afterward, we'll reallocate the investment base to the investment divisions you've selected. You may invest in up to five of the investment divisions.

Changing the Allocation. Currently, you may change investment allocations as often as you wish. However, we may charge up to $25 for each change in excess of six each year. To change your investment base allocation, call or write our Service Center. (See "Some Administrative Procedures".) A dollar cost averaging feature may also be available. (See "Dollar Cost Averaging".)

Zero Trust Allocations. If your investment base is in any of the Zero Trusts, we'll notify you 30 days before that Trust matures. Tell us in writing at least seven days before the maturity date how to reinvest the proceeds. If you don't tell us, we'll move the proceeds to the investment division investing in the Money Reserve Portfolio. Units of a specific Zero Trust may no longer be available when we receive a request for allocation. Should this occur, we'll attempt to notify you immediately so that you can change the request.

Allocation to the Division Investing in the Natural Resources Portfolio. We reserve the right to suspend the sale of units of the investment division investing in the Natural Resources Portfolio in response to conditions in the securities markets or otherwise.

CHARGES

We deduct the charges described below to cover costs and expenses, services provided, and risks assumed under the Contracts. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular Contract. We may use proceeds from any charges, including the mortality and expense risk charge, in part to cover distribution expenses.

We deduct these charges pro-rata from the investment base on processing dates. (See "Charges Deducted from the Investment Base".) We deduct a contract load from each payment you make. (See "Contract Loading".) We also deduct certain charges daily from the investment results of each investment division in the Separate Account in determining its net rate of return. (See "Charges to the Separate Account".) The portfolios in the Funds also pay monthly advisory fees and other expenses. (See "Charges to Fund Assets".)

CHARGES DEDUCTED FROM THE INVESTMENT BASE

Cost of Insurance. We deduct a cost of insurance charge from the investment base on the contract date and each processing date thereafter. This charge compensates us for the cost of providing life insurance coverage on the insureds. It is based on each insured's underwriting class, sex and attained age, and the Contract's net amount at risk.

To determine the cost of insurance, we multiply the current cost of insurance rate by the Contract's net amount at risk. The net amount at risk is the difference, as of a processing date, between the death benefit (adjusted for a 5% annual interest rate) and the cash value, but before the deduction for cost of insurance.

Current cost of insurance rates may be equal to or less than the guaranteed cost of insurance rates. For all insureds, current cost of insurance rates are lower for insureds in a preferred non-smoker underwriting class than for insureds of the same age in a non-smoker underwriting class; and are lower for insureds in a non-smoker underwriting class than for insureds of the same age and sex in a standard underwriting class.

We guarantee that the current cost of insurance rates will never exceed the maximum guaranteed rates shown in the Contract. The maximum guaranteed rates (except those issued on a substandard basis) do not exceed the rates based on the 1980 Commissioners Standard Ordinary Mortality Table (1980 CSO Table). We may use rates that are equal to or less than these rates, but never greater. The maximum rates for Contracts issued on a substandard basis are based on a multiple of the 1980 CSO Table. Any change in the current cost of insurance rates will apply to all insureds of the same age, sex and underwriting class whose Contracts have been in force for the same length of time.

Net Loan Cost.  The net loan cost is explained under "Loans".

Rider Charges. We deduct rider charges on the contract date and on each processing date thereafter. These charges are explained under "Additional Insurance Rider."

CONTRACT LOADING

We deduct contract loading from each payment you make. The contract loading equals 49.5% of each payment you make until you make cumulative payments equaling two base premiums, and 4.5% of each payment thereafter. This charge consists of a sales load, a charge for federal taxes and a state and local premium tax charge.

The sales load is equal to 46.25% of each payment through the second base premium and 1.25% of each payment thereafter. It compensates us for sales expenses and the costs for underwriting and issuing the Contract. We may reduce the sales load in certain group or sponsored arrangements.

The charge for federal taxes is equal to 1.25% of each payment.

The state and local premium tax charge is equal to 2% of each payment.

Excess Sales Load. The excess sales load equals any sales load we deduct from the first two base premiums in excess of:

     - 30% of premium amounts paid up to an amount equal to the first base premium; and

     - 10% of additional premium amounts paid up to an amount equal to the second base premium.

We calculate and apply the excess sales load in the following situations only in the first 24 contract months:

     - We refund it to you if you surrender the Contract or the Contract lapses.

     - We add it to the cash value to keep the Contract in force if loan debt exceeds the larger of (i) cash value plus any excess sales load we have not previously applied to keep the Contract in force and (ii) the fixed base.

     - We add it to the cash value to determine the variable insurance amount.

CHARGES TO THE SEPARATE ACCOUNT

Each day we deduct a mortality and expense risk charge from each division of the Separate Account. The total amount of this charge is .90% annually at the beginning of the year. Of this amount, .75% is for

     - the risk we assume that insureds as a group will live for a shorter time than actuarial tables predict. As a result, we would be paying more in death benefits than planned; and

     - the risk we assume that it will cost us more to issue and administer the Contracts than expected.

The remaining amount, .15%, is for

     - the risks we assume for potentially unfavorable investment results. One risk is that the Contract's cash value cannot cover the charges due during the guarantee period.

If the mortality and expense risk charge is not enough to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, the excess will be added to our profit and may be used to finance distribution expenses. We cannot increase the total charge.

Charges to Divisions Investing in the Zero Trusts. We assess a daily trust charge against the assets of each division investing in the Zero Trusts. This charge reimburses us for the transaction charge paid to MLPF&S when units are sold to the Separate Account. The trust charge is currently equivalent to .34% annually at the beginning of the year. We may increase it, but it won't exceed
 .50% annually at the beginning of the year. The charge is based on cost with no expected profit.

Tax Charges. We have the right under the Contract to impose a charge against Separate Account assets for its taxes, if any. We don't currently impose such a charge, but we may in the future. Also, see "Contract Loading" above for a discussion of tax charges included in contract load.

CHARGES TO FUND ASSETS

Charges to Series Fund Assets. The Series Fund incurs operating expenses and pays a monthly advisory fee to MLAM. This fee equals an annual rate of:

     - .50% of the first $250 million of the aggregate average daily net assets of the Series Fund;

     - .45% of the next $50 million of such assets;

     - .40% of the next $100 million of such assets;

     - .35% of the next $400 million of such assets; and

     - .30% of such assets over $800 million.

We have agreed to reimburse the Series Fund so that the ordinary expenses of each portfolio (which include the monthly advisory fee) do not exceed .50% of the portfolio's average daily net assets. We have also agreed to reimburse MLAM for any amounts it pays under the investment advisory agreement, as described below. These reimbursement obligations will remain in effect so long as the advisory agreement remains in effect and cannot be amended or terminated without Series Fund approval.

Charges to Variable Series Funds Assets. The Variable Series Funds incurs operating expenses and pays a monthly advisory fee to MLAM at an annual rate of the average daily net assets of each portfolio. The fee for each is shown as follows:

                       PORTFOLIO NAME                         ADVISORY FEE
                       --------------                         ------------
Basic Value Focus Fund......................................       .60%
Global Bond Focus Fund......................................       .60%
Global Utility Focus Fund...................................       .60%
Index 500 Fund..............................................       .30%
International Equity Focus Fund.............................       .75%
Developing Capital Markets Focus Fund.......................      1.00%
Special Value Focus Fund....................................       .75%
Capital Focus Fund..........................................       .60%
Global Growth Focus Fund....................................       .75%

MLAM and Merrill Lynch Life Agency, Inc. have entered into agreements which limit the operating expenses, exclusive of any distribution fees imposed on Class B shares, paid by each fund in a given year to 1.25% of its average daily net assets. These reimbursement agreements provide that any such expenses greater than 1.25% of average daily net assets will be reimbursed to the fund by MLAM which, in turn, will be reimbursed by Merrill Lynch Life Agency, Inc.

Charges to AIM V.I. Funds Assets. The AIM V.I. Funds incurs operating expenses and pays a monthly advisory fee to AIM at an annual rate of .65% of the first $250 million of each fund's average daily net assets and .60% of each fund's average daily net assets in excess of $250 million.

Charges to Alliance Fund Assets. The Alliance Fund incurs operating expenses and pays a monthly advisory fee to Alliance at an annual rate of 1.00% of each of the Alliance Premier Growth Portfolio's and the Alliance Quasar Portfolio's average daily net assets.

Charges to MFS Trust Assets. The MFS Trust incurs operating expenses and pays a monthly advisory fee to MFS at an annual rate of .75% of the average daily net assets of each of the MFS Emerging Growth Series and MFS Research Series.

Charges to Hotchkis and Wiley Trust Assets. The Hotchkis and Wiley Trust incurs operating expenses and pays a monthly advisory fee to Hotchkis and Wiley at an annual rate of .75% of the average daily net assets of the Hotchkis and Wiley International VIP Portfolio.

Charges to Mercury V.I. Funds Assets. The Mercury V.I. Funds incurs operating expenses and pays a monthly advisory fee to Mercury Asset Management International Ltd. at an annual rate of .65% of the average daily net assets of the Mercury V.I. U.S. Large Cap Fund.

Mercury Asset Management International Ltd. has agreed to limit the operating expenses paid by the Mercury V.I. U.S. Large Cap Fund for one year to 1.25% of its average daily net assets.

GUARANTEE PERIOD

Subject to certain conditions, we guarantee that regardless of investment performance the Contract will stay in effect for the guarantee period. Additional payments, partial withdrawals, changes in death benefit options, and increases and decreases in the face amount of the additional insurance rider may affect the guarantee period. We won't cancel the Contract during the guarantee period unless loan debt exceeds certain contract values. We hold a reserve in our general account to support this guarantee. The guarantee period never extends beyond the insured's whole life.

When the Guarantee Period is Less Than For Life. After the end of the guarantee period, we may cancel the Contract if the net cash surrender value (plus certain excess sales load during the first 24 contract months) on a processing date is insufficient to cover charges due on that date.

We will notify you before canceling the Contract. You will then have 61 days to pay an amount, after deducting contract loading, which equals at least three times the charges that were due (and not deducted) on the processing date when we determined the cash value to be insufficient, plus any excess sales load we previously applied to keep the Contract in force. If you pay this amount, we will deduct the charges due and apply the balance to the investment base. If we haven't received the required payment by the end of this grace period, we'll cancel the Contract.

At that time we will deduct any charges for cost of insurance and rider costs for the grace period, and refund any unearned charges or cost of insurance, rider costs, and any excess sales load not used to keep the contract in force.

Automatic Adjustment. On any contract anniversary, if the cash value is greater than the fixed base necessary to cause the guarantee period to equal the insured's whole life, we will extend the guarantee period to the insured's whole life.

Reinstatement. If we cancel a Contract, it may be reinstated while the insured is still living if:

     - You request the reinstatement within three years after the end of the grace period;

     - We receive satisfactory evidence of insurability; and

     - You pay the reinstatement payment. The reinstatement payment is the minimum payment for which we would then issue a Contract for the minimum guarantee period with the same face amount as the original Contract, based on the insureds' attained ages and underwriting classes as of the effective date of the reinstated Contract.

The effective date of a reinstated contract is the processing date on or next following the date the reinstatement application is approved. Thus, if the insured dies before the effective date of the reinstated Contract, we won't pay a death benefit.

CASH VALUE

Because investment results vary daily, we don't guarantee any minimum cash value. On any date the cash value equals:

     - the Contract's investment base on that date;

     - plus loan debt;

     - plus unearned cost of insurance charges and rider costs;

     - minus any accrued net loan cost since the last contract anniversary (or since the contract date during the first contract year).

Canceling to Receive Net Cash Surrender Value. You may cancel the Contract at any time while the insured is living to receive the net cash surrender value in a lump sum or under an income plan. We will determine the net cash surrender value as of the date we receive your written request at our Service Center. If the Contract is cancelled during the first 24 contract months, any excess sales load not used to keep the Contract in force will also be paid to you. You must make the request in writing in a form satisfactory to us. All rights to death benefits will end on the date you send the written request to us. Canceling the Contract may have tax consequences. See "Tax Considerations."

PARTIAL WITHDRAWALS

Currently, beginning in the sixteenth Contract year, you may make partial withdrawals by submitting a request in a form satisfactory to us. You may make one partial withdrawal each contract year.

     - The amount of any partial withdrawal may not exceed 90% of the Contract's cash value less any loan debt.

     - The effective date of the withdrawal is the date our Service Center receives a withdrawal request.

     - The minimum amount for each partial withdrawal is $1,000.

     - Following a partial withdrawal, the remaining cash value minus loan debt must be at least $5,000.

     - A partial withdrawal may not be repaid.

If the partial withdrawal would cause the Contract to become a modified endowment contract, we will delay processing the withdrawal until you confirm in writing your intention to convert the Contract to a modified endowment contract. A partial withdrawal may have tax consequences. See "Tax Considerations."

Effect on Variable Insurance Amount, Investment Base, Cash Value, Fixed Base, and Face Amount. As of the effective date of the withdrawal, we reduce the investment base, cash value, and fixed base by the amount of the partial withdrawal. If you choose death benefit option 1, we will reduce the face amount of the Contract by the amount of the partial withdrawal. Unless you tell us differently, we allocate this reduction proportionately to the investment base in your investment divisions. In addition, we reduce the variable insurance amount by the amount of the withdrawal multiplied by the cash value corridor factor. (See "Cash Value Corridor Factor".)

Effect on Guaranteed Period. As of the processing date on or next following a partial withdrawal, we calculate a new guarantee period. We do this by taking the immediate decrease in cash value resulting from the partial withdrawal and adding to that amount interest at an annual rate of 5% for the period from the date of withdrawal to the contract processing date on or next following such date. This is the guarantee adjustment amount. We subtract the guarantee adjustment amount from the fixed base and use the new fixed base to calculate a new guarantee period.

The examples below show the effect of partial withdrawals. The amount of the reduction in the face amount will depend on the amount of the partial withdrawal, the face amount at the time of the withdrawal and the contract year in which the withdrawal is made. Larger withdrawals result in larger reductions in the guarantee period. The same partial withdrawal made at the same time from Contracts with the same guarantee periods but with different face amounts would result in a greater reduction in the guarantee period for the Contract with the smaller face amount.

Examples 1 and 2 show the effect on the guarantee period of partial withdrawals for $10,000 and $20,000 taken at the beginning of contract year sixteen. Example 3 shows the effect on the guarantee period of a $20,000 partial withdrawal taken at the beginning of contract year eighteen. All three examples assume that death benefit option 1 has been elected, that annual payments of $18,009 have been made up to the contract year reflected in the example and that no other contract transactions have been made.

                               Male Issue Age 45
                Initial payment plus annual payments of $18,009
                            Face Amount: $1 million
                      Initial Guarantee Period: 2.5 years
                            Death Benefit Option: 1
                       Based on Maximum Mortality Charges

                             EXAMPLE 1
  ----------------------------------------------------------------
        CONTRACT                PARTIAL             DECREASE IN
          YEAR                 WITHDRAWAL         GUARANTEE PERIOD
        --------               ----------         ----------------
           16                    $10,000           .25 years

                             EXAMPLE 2
  ----------------------------------------------------------------
        CONTRACT                PARTIAL             DECREASE IN
          YEAR                 WITHDRAWAL         GUARANTEE PERIOD
        --------               ----------         ----------------
           16                    $20,000            .75 year

                             EXAMPLE 3
  ----------------------------------------------------------------
        CONTRACT                PARTIAL             DECREASE IN
          YEAR                 WITHDRAWAL         GUARANTEE PERIOD
        --------               ----------         ----------------
           18                    $20,000           .75 years

LOANS

You may use the Contract as collateral to borrow funds from us. The minimum loan is $200. You may repay all or part of the loan debt any time during the insured's lifetime. Each repayment must be for at least $200 or the amount of the loan debt, if less. If we previously applied any excess sales load to keep the Contract in force, we will first apply any loan repayment to repay such excess sales load. Loans may have tax consequences. See "Tax Considerations."

When you take a loan, we transfer from your investment base the amount of the loan and hold it as collateral in our general account. When a loan repayment is made, we transfer the amount of the repayment from the general account to the investment divisions. You may select the divisions you want to borrow from, and the divisions you want to repay (including interest payments). If you don't specify, we'll take the borrowed amounts proportionately from and make repayments proportionately to your investment base as then allocated to the investment divisions.

If you have the CMA Insurance Service, you can transfer loans and loan repayments to and from your CMA account.

Effect on Death Benefit and Cash Value. Whether or not you repay a loan, taking a loan will have a permanent effect on a Contract's cash value and may have a permanent effect on its death benefit. This is because the collateral for a loan does not participate in the performance of the investment divisions while the loan is outstanding. If the amount credited to the collateral is more than what is earned in the investment divisions, the cash value will be higher as a result of the loan, as may be the death benefit. Conversely, if the amount credited is less, the cash value will be lower, as may be the death benefit. In that case, the lower cash value may cause the Contract to lapse sooner than if no loan had been taken.

Loan Value. The loan value of a Contract equals 90% of its cash value. The sum of all outstanding loan amounts plus accrued interest is called loan debt. The maximum amount that can be borrowed at any time is the difference between the loan value and the loan debt.

Interest. While a loan debt remains unpaid, we may charge interest at a maximum rate of 6% annually, subject to state regulation. Currently, we charge interest at 5.75% annually. Interest accrues each day and payments are due at the end of each contract year. IF YOU DON'T PAY THE INTEREST WHEN DUE, WE ADD IT TO THE UNPAID LOAN AMOUNT. Loan debt is considered part of cash value used to calculate gain.

The amount held in our general account as collateral for a loan earns interest at a minimum of 4% annually. Currently the loan amount earns interest at an annual rate of 5.0%.

Net Loan Cost. On each contract anniversary we reduce the investment base by the net loan cost (the difference between the interest charged and the earnings on the amount held as collateral in the general account). Since the interest charged is 5.75% and the collateral earnings on such amounts are 5.0%, the current net loan cost on loan amounts is 0.75%. We take the net loan cost into account in determining the net cash surrender value of the Contract if the date of surrender is not a contract anniversary.

Cancellation Due to Excess Debt. If the loan debt exceeds the larger of (i) the cash value (plus excess sales load during the first 24 policy months) and less charges due on that date and (iii) the fixed base on a processing date, we will cancel the Contract 61 days after we mail a notice of intent to terminate the Contract to you unless we have receive at least the minimum repayment amount specified in the notice. Upon termination, we will deduct any cost of insurance charges and rider costs that may be applicable to the 61-day period and refund any unearned cost of insurance charges, rider costs, and any excess sales load that we did not previously apply to keep the Contract in force. If the Contract lapses with a loan outstanding, you may have adverse tax consequences. (See "Tax Considerations -- Contract Loan".)

DEATH BENEFIT PROCEEDS

We will pay the death benefit proceeds to the beneficiary when we receive all information needed to process the payment, including due proof of the insured's death. When we first receive reliable notification of the insured's death by a representative of the owner or the insured, we may transfer the investment base to the division investing in the Money Reserve Portfolio, pending payment of death benefit proceeds.

Amount of Death Benefit Proceeds. The death benefit proceeds depend on the death benefit option you choose.

     - Under option 1, the death benefit equals the larger of the face amount or the variable insurance amount.

     - Under option 2, the death benefit equals the larger of the face amount plus the cash value or the variable insurance amount.

TO DETERMINE THE DEATH BENEFIT PROCEEDS, WE WILL SUBTRACT ANY LOAN DEBT FROM THE DEATH BENEFIT AND ADD ANY RIDER BENEFITS PAYABLE. The values used in calculating the death benefit proceeds are as of the date of death. If the insured dies during the grace period, the death benefit proceeds equal the death benefit proceeds in effect immediately before the grace period minus any overdue charges.

Variable Insurance Amount. We determine the variable insurance amount daily by multiplying the cash value (plus excess sales load during the first 24 contract months) by the cash value corridor factor.

                           CASH VALUE CORRIDOR FACTOR

We use the cash value corridor factor to determine the amount of death benefit purchased by $1.00 of cash value. It is based on the insured's attained age on the date of calculation. It decreases daily as the insured's age increases. As a result, the variable insurance amount as a multiple of the cash value will decrease over time. Your contract contains a table of factors as of each anniversary.

               Table of Illustrative Cash Value Corridor Factors
                                on Anniversaries

  ATTAINED AGE  FEMALE
  ------------  ------
  40 and under   250%
       45        215%
       55        150%
       65        120%
     75-90       105%
  95 and over    100%

Changing the Death Benefit Option. On each contract anniversary beginning with the fifteenth, you may change the death benefit option. We will change the face amount to keep the death benefit constant on the effective date of the change. Therefore, if you change from option 1 to option 2, we will decrease the face amount of the Contract by the cash value on the date of the change. We will not permit a change in the death benefit option if it would result in a face amount of less than $100,000. If the change is from option 2 to option 1, we will increase the face amount of the Contract by the cash value on the date of the change.

If you request a change from option 1 to option 2, we will require you to provide evidence of insurability. We will not permit a change in death benefit options if after the change the Contract would fail to qualify as life insurance under federal tax laws as we interpret them.

A change in the death benefit option may cause the Contract to convert into a modified endowment contract. In such a case, we will not process the change until you confirm in writing that you wish to convert the Contract. Changing the death benefit option may also have other adverse tax consequences. You should consult a tax advisor before changing the death benefit option.

Example 1 below shows the effect on the face amount of a change from option 1 to option 2 and Example 2 shows the effect on the face amount of a change from option 2 to option 1. The face amount before each change is $1 million.

                                   EXAMPLE 1
                ------------------------------------------------
                              Before Option Change
                    Death Benefit under Option 1: $1,000,000
                            Face Amount: $1,000,000
                              Cash Value: $80,000

                              After Option Change
                    Death Benefit under Option 2: $1,000,000
                             Face Amount: $920,000
                              Cash Value: $80,000
                                   EXAMPLE 2
                ------------------------------------------------
                              Before Option Change
                    Death Benefit under Option 2: $1,080,000
                            Face Amount: $1,000,000
                              Cash Value: $80,000
                              After Option Change
                    Death Benefit under Option 1: $1,080,000
                            Face Amount: $1,080,000
                              Cash Value: $80,000

PAYMENT OF DEATH BENEFIT PROCEEDS

We will generally pay the death benefit proceeds to the beneficiary within seven days after our Service Center receives all the information needed to process the payment. We may delay payment, however, if we are contesting the Contract or under the circumstances described in "sing the Contract" and "Other Contract Provisions". If a delay is necessary and death of the insured occurs prior to the end of the guarantee period, we may delay payment of any excess of the death benefit over the face amount. After the guarantee period has expired, we may delay payment of the entire death benefit.

We will add interest from the date of the insured's death to the date of payment at an annual rate of at least 4%. The beneficiary may elect to receive the proceeds either in a single payment or under one or more income plans described below.

DOLLAR COST AVERAGING

What Is It? Once the feature is approved and is available in your state, the Contract will offer an optional transfer feature called Dollar Cost Averaging ("DCA"). Contact the Service Center about availability. This feature allows you to make automatic monthly transfers from the Money Reserve Portfolio to up to four other investment divisions depending on your current allocation of investment base. The DCA program will terminate and no transfers will be made if transfers under DCA would cause you to be invested in more than 5 divisions.

The DCA feature is intended to reduce the effect of short-term price fluctuations on investment cost. Since the same dollar amount is transferred to selected divisions each month, more units of a division are purchased when their value is low and fewer units are purchased when their value is high. Therefore, over the long haul a DCA program may let you buy units at a lower average cost. However, a DCA program does not assure a profit or protect against a loss in declining markets.

Once available, you can choose the DCA feature any time. Once you start using it, you must continue it for at least three months. You can select a duration in months for the DCA program. If you do not choose a duration we will make reallocations at monthly intervals until the balance in the Money Reserve Portfolio is zero. While the DCA program is in place any amount in the Money Reserve Portfolio is available for transfer.

Minimum Amounts. To elect DCA, you need to have a minimum amount in the Money Reserve Portfolio. We determine the amount required by multiplying the specified length of your DCA program in months by your specified monthly transfer amount. If you do not select a duration we determine the minimum amount required by multiplying your monthly transfer amount by 3 months. You must specify at least $100 for transfer each month. Allocations may be made in specific whole dollar amounts or in percentage increments of 1%. We reserve the right to change these minimums.

Should the amount in your Money Reserve Portfolio be less than the selected monthly transfer amount, we'll notify you that you need to put more money in the Money Reserve Portfolio to continue DCA. If you do not specify a duration or the specified duration has not been reached and the amount in the Money Reserve Portfolio is less than the monthly transfer amount, the entire amount will be transferred. Transfers are made based on your selected DCA percentage allocations or are made pro-rata based on your specified DCA transfer amounts.

When Do We Make DCA Transfers? We'll make the first DCA transfer on the first monthiversary date after the later of the date our Service Center receives your election or fourteen days after the in force date. We'll make additional DCA transfers on each subsequent monthiversary. We don't charge for DCA transfers. These transfers are in addition to reallocations permitted under the Contract.

RIGHT TO CONVERT CONTRACT

You may convert the Contract to a contract with benefits that do not vary with the investment results of a separate account. You must submit your request to convert in writing and return your original Contract to our Service Center. You will not have to provide evidence of insurability.

The new contract will have the same owner, insured and beneficiary as those of the original Contract on the date of the exchange. The new contract will also have the same death benefit and the same net amount at risk as this Contract at the time of exchange, and will have payments which are based on the same issue age, sex, and underwriting class of the insured. Any loan debt will be carried over to the new contract. For a discussion of the tax consequences of converting the Contract, see "Tax Consequences."

INCOME PLANS

We offer several income plans to provide for payment of the death benefit proceeds to the beneficiary. Payments under these plans do not depend on the investment results of a separate account. You may choose one or more income plans at any time during the insureds' lifetime. If you haven't selected a plan when the insured dies, the beneficiary has one year to apply the death benefit proceeds either paid or payable to one or more of the plans. In addition, if you cancel the Contract, you may also choose one or more income plans for payment of the proceeds.

We need to approve any plan where any income payment would be less than $100.

Income plans include:

     - Annuity Plan. You can use an amount to purchase a single premium immediate annuity.

     - Interest Payment. You can leave amounts with us to earn interest at an annual rate of at least 3%. Interest payments can be made annually, semi-annually, quarterly or monthly.

     - Income for a Fixed Period. We make payments in equal installments for up to a fixed number of years.

     - Income for Life. We make payments in equal monthly installments until the death of a named person or the end of a designated period, whichever is later. The designated period may be for 10 or 20 years. Other designated periods and payment schedules may be available on request.

     - Income of a Fixed Amount. We make payments in equal installments until proceeds applied under this option and interest on the unpaid balance at not less than 3% per year are exhausted.

     - Joint Life Income. We make payments in monthly installments as long as at least one of two named persons is living. Other payment schedules may be available on request. While both are living, full payments are made. If one dies, payments of at least two-thirds of the full amount are made. Payments end completely when both named persons die.

UNDER THE INCOME FOR LIFE AND JOINT LIFE INCOME OPTIONS, OUR CONTRACTUAL OBLIGATION MAY BE SATISFIED WITH ONLY ONE PAYMENT IF AFTERWARD THE NAMED PERSON OR PERSONS DIES. IN ADDITION, ONCE IN EFFECT, SOME OF THE INCOME PLANS MAY NOT PROVIDE ANY SURRENDER RIGHTS.

REPORTS TO CONTRACT OWNERS

After the end of each processing period, we will send you a statement showing the allocation of your investment base, death benefit, cash value, any loan debt and, if there has been a change, new face amount, guarantee period and the additional insurance rider face amount. All figures will be as of the end of the immediately preceding processing period. The statement will show the amounts deducted from or added to the investment base during the processing period. The statement will also include any other information that may be currently required by New York.

You will receive confirmation of all financial transactions. These confirmations will show the price per unit of each of your investment divisions, the number of units you have in the investment division and the value of the investment division computed by multiplying the quantity of units by the price per unit. (See "Net Rate of Return for an Investment Division".)

We will also send you an annual and a semi-annual report containing financial statements and a list of portfolio securities of the Funds, as required by the Investment Company Act of 1940.

CMA Account Reporting. If you have a Merrill Lynch Cash Management Account(R), you may elect to have your contract linked electronically to your CMA account. We call this the CMA Insurance Service. With this service, you will have certain Contract information included as part of your regular monthly CMA account statement. It will list the investment base allocation, death benefit, net cash surrender value, debt and any CMA account activity affecting the Contract during the month.

                            MORE ABOUT THE CONTRACT

USING THE CONTRACT

Ownership. The contract owner is the insured, unless someone other than the insured has been named as the owner in the application. The contract owner has all rights and options described in the Contract.

If you are not the insured, you may want to name a contingent owner. If you die before the insured, the contingent owner will own your interest in the contract and have all your rights. If you don't name a contingent owner and you die before the insured, your estate will then own your interest in the Contract upon your death.

If there is more than one contract owner, we will treat the owners as joint tenants with rights of survivorship unless the ownership designation provides otherwise. We may require completion of additional forms. The owners must exercise their rights and options jointly, except that any one of the owners may reallocate the Contract's investment base by phone if the owner provides the personal identification number as well as the Contract number. One contract owner must be designated, in writing, to receive all notices, correspondence and tax reporting to which contract owners are entitled under the Contract.

Changing the Owner. During the insured's lifetime, you have the right to transfer ownership of the Contract. However, if you've named an irrevocable beneficiary, that person will need to consent. The new owner will have all rights and options described in the Contract. The change will be effective as of the date the notice is signed, but will not affect any payment we've made or action we've taken before our Service Center receives the notice of the change. Changing the owner may have tax consequences. You should consult a tax advisor before changing the Contract's owner.

Assigning the Contract as Collateral. You may assign the Contract as collateral security for a loan or other obligation. This does not change the ownership. However, your rights and any beneficiary's rights are subject to the terms of the assignment. You must give satisfactory written notice at our Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

For a discussion of the tax issues associated with a collateral assignment, see "Tax Considerations".

Naming Beneficiaries. We will pay the primary beneficiary the death benefit proceeds of the Contract on the insured's death. If the primary beneficiary has died, we will pay the contingent beneficiary. If no contingent beneficiary is living, we will pay the insured's estate.

You may name more than one person as primary or contingent beneficiaries. We will pay proceeds in equal shares to the surviving beneficiaries unless the beneficiary designation provides differently.

You have the right to change beneficiaries during the insured's lifetime. However, if your primary beneficiary designation is irrevocable, the primary beneficiary must consent when certain contract rights and options are exercised. If you change the beneficiary, the change will take effect as of the date the notice is signed, but will not affect any payment we've made or action we've taken before our Service Center receives the notice of the change.

Maturity Proceeds. The maturity date is the contract anniversary nearest the insured's 100th birthday. On the maturity date, we will pay the net cash surrender value to the contract owner, provided the insured is still living at that time and the Contract is in effect at that time.

When We Make Payments. We generally pay death benefit proceeds, partial withdrawals, loans and net cash surrender value within seven days after our Service Center receives all the information needed to process the payment. However, we may delay payment if it isn't practical for us to value or dispose of Trust units or Fund shares because:

     - the New York Stock Exchange is closed, other than for a customary weekend or holiday; or

     - trading on the New York Stock Exchange is restricted by the Securities and Exchange Commission; or

     - the Securities and Exchange Commission declares that an emergency exists such that it is not reasonably practical to dispose of securities held in the Separate Account or to determine the value of their assets.

SOME ADMINISTRATIVE PROCEDURES

We reserve the right to modify or eliminate the procedures described below. For administrative and tax purposes, we may from time to time require that specific forms be completed for certain transactions, including surrenders.

Personal Identification Number. We will send you a four-digit personal identification number ("PIN") shortly after the Contract is placed in force and before the end of the "free look" period. You must give this number when you call the Service Center to get information about the Contract, to make a loan (if an authorization is on file), or to make other requests.

Reallocating the Investment Base. Contract owners can reallocate their investment base either in writing or by telephone. If you request the reallocation by telephone, you must give your PIN as well as your Contract number. We will give a confirmation number over the telephone and then follow up in writing.

Requesting a Loan. You may request a loan in writing or, if all required authorization forms are on file, by telephone. Once our Service Center receives the authorization, you can call the Service Center, give your Contract number, name and PIN, and tell us the loan amount and the divisions from which the loan should be taken.

Upon request, we will wire the funds to the account at the financial institution named on your authorization. We will generally wire the funds within two working days of receipt of the request. If you have the CMA Insurance Service, funds may be transferred directly to that CMA account.

Requesting Partial Withdrawals. Beginning in the sixteenth contract year, you may request partial withdrawals in writing or by telephone if all required telephone authorization forms are on file. Once our Service Center receives the authorization, you can call the Service Center, give your Contract number, name and PIN, and tell us how much to withdraw and from which investment divisions.

Upon request, we will wire the funds to the account at the financial institution named on your authorization. We will usually wire the funds within two working days of receipt of the request. If you have the CMA Insurance Service, funds can be transferred directly to that CMA account.

Telephone Requests. A telephone request for a loan, partial withdrawal or a reallocation received before 4 p.m. (ET) generally will be processed the same day. A request received at or after 4 p.m. (ET) will be processed the following business day. We reserve the right to change procedures or discontinue the ability to make telephone transfers.

We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures may include, but are not limited to, possible recording of telephone calls and obtaining appropriate identification before effecting any telephone transactions. We will not be liable for following telephone instructions that we reasonably believe to be genuine.

OTHER CONTRACT PROVISIONS

In Case of Errors in the Application. If an age or sex stated in the application is wrong, it could mean that the face amount or any other Contract benefit is wrong. We will pay the correct benefits for the true age or sex.

Incontestability. We will rely on statements made in the applications. We can contest the validity of a Contract if any material misstatements are made in the application. We can also contest the validity of any change in face amount due to a change in death benefit option or any increase in the additional insurance rider face amount requested if any material misstatements are made in any application required for that change or increase.

We won't contest the validity of a Contract after it has been in effect during the insured's lifetime for two years from the date of issue or the date of any reinstatement. We won't contest any change in face amount due to a change in death benefit option or any increase in the additional insurance rider face amount after the change or increase has been in effect during the insured's lifetime for two years from the date of the change.

Payment in Case of Suicide. Subject to state regulation, if the insured commits suicide within two years from the Contract's issue date or the date of any reinstatement, we will pay only a limited death benefit and then terminate the Contract. The benefit will be equal to the amount of the payments made, reduced by any loan debt and partial withdrawals.

If the insured commits suicide within two years of the effective date of a change in the death benefit option requiring evidence of insurability or of the effective date of an increase in the additional insurance rider face amount, any amount of death benefit which would not be payable except for the increase in the face amount will be limited to the amount of cost of insurance deductions made for the increase.

Contract Changes -- Applicable Federal Tax Law. To receive the tax treatment accorded to life insurance under federal income tax law, the Contract must qualify initially and continue to qualify as life insurance under the Internal Revenue Code or successor law. To maintain this qualification to the maximum extent of the law, we reserve the right to return any additional payments that would cause the Contract to fail to qualify as life insurance under applicable federal tax law as we may interpret it. Further, we reserve the right to make changes in the Contract or its riders or to make distributions from the Contract to the extent necessary to continue to qualify the Contract as life insurance. Any changes will apply uniformly to all Contracts that are affected and you will be given advance written notice of such changes.

GROUP OR SPONSORED ARRANGEMENTS

For certain group or sponsored arrangements, we may reduce the contract loading, cost of insurance rates and the minimum payment, and may modify underwriting classifications and requirements.

Group arrangements include those in which a trustee or an employer, for example, purchases Contracts covering a group of individuals on a group basis. Sponsored arrangements include those in which an employer allows us to sell Contracts to its employees on an individual basis.

Costs for sales, administration, and mortality generally vary with the size and stability of the group and the reasons the Contracts are purchased, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, including requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy Contracts or that have been in existence less than six months will not qualify for reduced charges.

We make any reductions according to rules in effect when an application for a Contract or additional payment is approved. We may change these rules from time to time. However, reductions in charges will not discriminate unfairly against any person.

UNISEX LEGAL CONSIDERATIONS

In 1983 the Supreme Court held in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. In addition, legislative, regulatory or decisional authority of some states may prohibit use of sex-distinct mortality tables under certain circumstances.

The Contracts offered by this Prospectus are based on mortality tables that distinguish between men and women. As a result, the Contract pays different benefits to men and women of the same age. Employers and employee organizations should check with their legal advisers before purchasing these Contracts.

SELLING THE CONTRACTS

Role of Merrill Lynch, Pierce, Fenner & Smith, Incorporated. MLPF&S is the principal underwriter of the Contract. It was organized in 1958 under the laws of the state of Delaware and is registered as a broker-dealer under the Securities Exchange Act of 1934. It is a member of the National Association of Securities Dealers, Inc. ("NASD"). The principal business address of MLPF&S is World Financial Center, 250 Vesey Street, New York, New York 10281. MLPF&S also acts as principal underwriter of other variable life insurance and variable annuity contracts we issue, as well as variable life insurance and variable annuity contracts issued by Merrill Lynch Life Insurance Company, an affiliate of ours. MLPF&S also acts as principal underwriter of certain mutual funds managed by Merrill Lynch Asset Management, the investment adviser for the Series Fund and the Variable Series Funds.

MLPF&S may arrange for sales of the Contract by other broker-dealers who are registered under the Securities Exchange Act of 1934 and are members of the NASD. Registered representatives of these other broker-dealers may be compensated on a different basis than MLPF&S FCs.

Role of Merrill Lynch Life Agency, Inc. Contracts are sold by registered representatives of MLPF&S who are also licensed through various Merrill Lynch Life Agency, Inc. as our insurance agents. We have entered into a distribution agreement with MLPF&S and companion sales agreements with Merrill Lynch Life Agency, Inc. through which the Contracts and other variable life insurance contracts issued through the Separate Account are sold and the registered representatives are compensated by Merrill Lynch Life Agency, Inc. and/or MLPF&S. The amounts paid under the distribution and sales agreements for the Separate Account for the year ended December 31, 1998, December 31, 1997, and December 31, 1996 were $366,803, $400,483, and $263,503, respectively.

Commissions. The maximum commission we will pay to the applicable insurance agency to be used to pay commissions to registered representatives are as follows: 55% of the target premium under the Contract; plus 3% of payments in excess of the target premium, up to an amount of payments equal to ten base premiums; plus 1.5% of payments thereafter. In addition, we may pay, on an annual basis, an amount equal to .11% of persisting investment base under a Contract. Commissions may be paid in the form of non-cash compensation, subject to applicable regulatory requirements.

TAX CONSIDERATIONS

Introduction. The following summary discussion is based on our understanding of current Federal income tax law as the Internal Revenue Service (IRS) now interprets it. We can't guarantee that the law or the IRS's interpretation won't change. It does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Counsel or other tax advisors should be consulted for further information.

We haven't considered any applicable state or other tax laws. Of course, your own tax status or that of your beneficiary can affect the tax consequences of ownership or receipt of distributions.

Tax Status of the Contract. In order to qualify as a life insurance contract for Federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under Federal tax law, a contract must satisfy certain requirements which are set forth in the Internal Revenue Code (IRC). Guidance as to how these requirements are to be applied to certain features of the Contract is limited. Nevertheless, we believe that a Contact issued on the basis of a standard risk class should satisfy the applicable requirements. There is less guidance with respect to Contracts issued on a substandard basis (i.e., a premium class involving a higher than standard mortality risk) and it is not clear whether such Contacts would satisfy the applicable requirements. There may also be some uncertainty as to Contracts with an additional insurance rider attached. If it is subsequently determined that Contact does not satisfy the applicable requirements, we may take appropriate steps to bring the Contact into compliance with such requirements and reserve the right to restrict Contact transactions in order to do so.

Diversification Requirements. IRC section 817(h) and the regulations under it provide that separate account investments underlying a Contract must be "adequately diversified" for it to qualify as a life insurance contract under IRC section 7702. The separate account intends to comply with the diversification requirements of the regulations under section 817(h). This will affect how we make investments.

In certain circumstances, owners of variable life contracts have been considered for Federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. Where this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features such as the flexibility of an owner to allocate premium payments and transfer contract accumulation values have not been explicitly addressed in published rulings. While we believe that the contracts do not give owners investment control over variable account assets, we reserve the right to modify the Contracts as necessary to prevent an owner from being treated as the owner of the variable account assets supporting the Contract.

The following discussion assumes that the Contract will qualify as a life insurance contract for Federal income tax purposes.

Tax Treatment of Contract Benefits in General. We believe that the death benefit under a Contract should be excludible from the gross income of the beneficiary. Federal, state and local gift, estate, inheritance, transfer and other tax consequences of ownership of receipt of Contract proceeds depend on the circumstances of each owner or beneficiary. A tax advisor should be consulted on these consequences.

Generally, the owner will not be deemed to be in constructive receipt of the contract value until there is a distribution. When distributions from a Contract occur, or when loans are taken out from or secured by a Contract, the tax consequences depend on whether the Contract is classified as a "modified endowment contract."

Modified Endowment Contracts. Under the Internal Revenue Code, life insurance contracts that fail to satisfy the "7-pay test" are classified as "modified endowment contracts," with less favorable tax treatment than other life insurance contracts. This test applies a cumulative limit on the amount of payments that can be made into a Contract each year in the first seven contract years. In effect, in order to comply with the 7-pay test, a Contract must be purchased with a higher face amount for a given initial payment than would otherwise be required to satisfy the federal tax definition of a life insurance contract.

Certain changes in a Contract after it is issued could also cause it to fail to satisfy the 7-pay test and therefore to be classified as a modified endowment contract. Making additional payments, reducing the Contract's death benefit during the first seven contract years, reducing the Contracts benefits through a partial withdrawal, a change in death benefit option, a decrease in face amount of the base policy or an additional insurance rider, or termination of additional benefits under a rider are examples of changes that could result in a Contract becoming classified as a modified endowment contract. Even if these events do not result in a Contract becoming classified as a modified endowment contract, moreover, they could reduce the amount that may be paid in the future without causing the Contract to be classified as a modified endowment contract.

It should be noted that compliance with the 7-pay test does not imply or guarantee that only seven payments will be required for the initial death benefit to be guaranteed for life.

Any Contract received in exchange for a modified endowment contract will be considered a modified endowment contract and will be subject to the tax treatment accorded to modified endowment contracts that is described below. Contract owners may choose not to exercise their right to make additional premium payments, in order to preserve their Contract's current tax treatment.

Due to the flexibility of the Contract as to premium payments and benefits, the individual circumstances of each Contract will determine whether it is classified as a modified endowment contract. As the foregoing discussion indicates, the 7-pay test and the rules governing whether a Contract is classified as a modified endowment contract are quite complex. A current or prospective owner should therefore consult with a competent adviser to determine whether a Contract transaction will cause the Contract to be classified as a modified endowment contract.

Compliance with the 7-pay test does not imply or guarantee that only seven payments will be required for the initial death benefit to be guaranteed for life. Making additional payments or reducing the benefits (for example, through a partial withdrawal, a change in death benefit option or terminating additional benefits under a rider) may violate the 7-pay test or, at a minimum, reduce the amount that may be paid in the future under the 7-pay test. Further, reducing the death benefit during the first seven contract years will require retroactive retesting and may well result in a failure of the 7-pay test regardless of any efforts by us to provide a payment schedule that will not violate the 7-pay test.

Any contract received in an exchange for a modified endowment contract will be considered a modified endowment contract and will be subject to the tax treatment accorded to modified endowment contracts that is described in the Prospectus. A contract that is not originally classified as a modified endowment contract can become so classified if there is a reduction in benefits during the first seven contract years (including, for example, by a decrease in the additional insurance rider face amount or a change in death benefit option) or if a material change is made in the contract at any time. (A material change includes, but is not limited to, a change in the benefits that was not reflected in a prior 7-pay test computation, such as a change in death benefit option.) This could result from additional payments made after 7-pay test calculations done at the time of the contract exchange. Contract owners may choose not to exercise their right to make additional payments, in order to preserve their contract's current tax treatment.

If a contract becomes a modified endowment contract, distributions that occur during the contract year it becomes a modified endowment contract and any subsequent contract year will be taxed as distributions from a modified endowment contract. In addition, distributions from a contract within two years before it becomes a modified endowment contract will be taxed in this manner. This means that a distribution made from a contract that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

Distributions (Other Than Death Benefits) from Modified Endowment
Contracts. Contracts classified as modified endowment contracts are subject to the following tax rules:

     (1) All distributions other than death benefits, including distributions upon surrender and withdrawals, from a modified endowment contract will be treated first as distributions of gain taxable as ordinary income and as tax-free recovery of the owner's investment in the Contract only after all gain has been distributed.

     (2) Loans taken from or secured by a Contract classified as a modified endowment contract (including collateral assignments) are treated as distributions and taxed accordingly.

     (3) A 10 percent additional income tax is imposed on the amount subject to tax except where the distribution or loan is made when the owner has attained age 59 1/2 or is disabled, or where the distribution is part of a series of substantially equal periodic payments for the life (or life expectancy) of the owner or the joint lives (or joint life expectancies) of the owner and the owner's beneficiary or designated beneficiary.

If a Contract becomes a modified endowment contract, distributions that occur during the contract year will be taxed as distributions from a modified endowment contract. In addition, distributions from a Contract within two years before it becomes a modified endowment contract will be taxed in this manner. This means that a distribution made from a Contract that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

Distributions (Other Than Death Benefits) from Contracts that are not Modified Endowment Contracts. Distributions (other than death benefits) from a Contract that is not classified as a modified endowment contract are generally treated first as a recovery of the owner's investment in the Contract and only after the recovery of all investment in the Contract as taxable income. However, certain distributions which must be made in order to enable the Contract to continue to qualify as a life insurance contract for Federal income tax purposes if Contract benefits are reduced during the first 15 Contract years may be treated in whole or in part as ordinary income subject to tax.

Loans from or secured by a Contract that is not a modified endowment contract are generally not treated as distributions.

Finally, neither distributions from nor loans from or secured by a Contract that is not a modified endowment contract are subject to the 10 percent additional income tax.

Investment in the Contract. Your investment in the Contract is generally your aggregate Premiums. When a distribution is taken from the Contract, your investment in the Contract is reduced by the amount of the distribution that is tax-free.

Multiple Contracts. All modified endowment contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one modified endowment contract for purposes of determining the amount includible in the owner's income when a taxable distribution occurs.

Contract Loans. If a Contract loan is outstanding when a Contract is canceled or lapses, the amount of the outstanding indebtedness will be added to the amount distributed and will be taxed accordingly. In general, interest on a Contract loan will not be deductible. Before taking out a Contract loan, you should consult a tax adviser as to the tax consequences.

Other Tax Considerations. The transfer of the Contract or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, the transfer of the Contract to, or the designation as a beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the owner may have generation skipping transfer tax consequences under federal tax law. The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Contract proceeds will be treated for purposes of federal, state and local estate, inheritance, generation skipping and other taxes.

Contracts Used for Business Purposes. The Contract can be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such arrangements may vary depending on the particular facts and circumstances. If you are purchasing the Contract for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax adviser. In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses. Any business contemplating the purchase of a new Policy or a change in an existing Policy should consult a tax adviser.

Possible Tax Law Changes. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. It is possible that any legislative change could be retroactive (that is, effective prior to the date of the change). Consult a tax advisor with respect to legislative developments and their effect on the Contract.

We don't make any guarantee regarding the tax status of any Contract or any transaction regarding the Contract.

The above discussion is not intended as tax advice. For tax advice you should consult a competent tax adviser. Although this tax discussion is based on our understanding of federal income tax laws as they are currently interpreted, we can't guarantee that those laws or interpretations will remain unchanged.

OUR INCOME TAXES

Insurance companies are generally required to capitalize and amortize certain policy acquisition expenses over a ten year period rather than currently deducting such expenses. This treatment applies to the deferred acquisition expenses of a Contract and will result in a significantly higher corporate income tax liability for us in early contract years. We make a charge to compensate us for the anticipated higher corporate income taxes that result from the sale of a Contract. (See "Contract Loading".)

We currently make no other charges to the Separate Account for any federal, state or local taxes that we incur that may be attributable to the Separate Account or to the Contracts. We reserve the right, however, to make a charge for any tax or other economic burden resulting from the application of tax laws that we determine to be properly attributable to the Separate Account or to the Contracts.

REINSURANCE

We intend to reinsure some of the risks assumed under the Contracts.

                                 ILLUSTRATIONS

ILLUSTRATIONS OF DEATH BENEFITS, INVESTMENT BASE, CASH SURRENDER VALUES AND ACCUMULATED PAYMENTS

The tables below demonstrate the way in which the Contract works. The tables are based on the following ages, face amounts, payments and guarantee periods and show values based upon both current and maximum mortality charges.

          1. The illustration on page 45 is for a Contract issued to a male age 45 in the standard non-smoker underwriting class with annual payments of $18,009 through contract year 52, an initial face amount of $1 million, an initial guarantee period of 2.5 years and coverage under death benefit option 1. It assumes current mortality charges.

          2. The illustration on page 46 is for a Contract issued to a male age 45 in the standard non-smoker underwriting class with annual payments of $18,009 through contract year 52, an initial face amount of $1 million, an initial guarantee period of 2.5 years and coverage under death benefit option 1. It assumes maximum mortality charges.

          3. The illustration on page 47 is for a Contract issued to a male age 45 in the standard non-smoker underwriting class with annual payments of $55,163 through contract year 43, an initial face amount of $1 million, an initial guarantee period of 9.5 years and coverage under death benefit option 2. It assumes current mortality charges.

          4. The illustration on page 48 is for a Contract issued to a male age 45 in the standard non-smoker underwriting class with annual payments of $55,163 through contract year 43, an initial face amount of $1 million, an initial guarantee period of 9.5 years and coverage under death benefit option 2. It assumes maximum mortality charges.

The tables show how the death benefit, investment base and net cash surrender value may vary over an extended period of time assuming hypothetical rates of return (i.e., investment income and capital gains and losses, realized or unrealized) equivalent to constant gross annual rates of 0%, 6% and 12%.

The death benefit, investment base and net cash surrender value for a Contract would be different from those shown if the actual rates of return averaged 0%, 6% and 12% over a period of years, but also fluctuated above or below those averages for individual contract years.

The amounts shown for the death benefit, investment base and net cash surrender value as of the end of each contract year take into account the daily asset charge in the Separate Account equivalent to .90% (annually at the beginning of the year) of assets attributable to the Contracts at the beginning of the year.

The amounts shown in the tables also assume an additional charge of .58%. This charge assumes that investment base is allocated equally among all investment divisions and is based on the 1998 expenses (including monthly advisory fees and operating expenses) for the Funds, and the current trust charge. This charge also reflects expense reimbursements made in 1998 to certain portfolios by the investment adviser to the respective portfolio. These reimbursements, amounted to .17%, .13%, .35%, and .03% of the average daily net assets of the Developing Capital Markets Focus Fund, the Natural Resources Portfolio, the Alliance Quasar Portfolio, and the Alliance Premier Growth Portfolio, respectively. (See "Charges to Fund Assets".) The actual charge under a Contract for Fund expenses and the trust charge will depend on the actual allocation of the investment base and may be higher or lower depending on how the investment base is allocated.

Taking into account the .90% asset charge in the Separate Account and the .58% charge described above, the gross annual rates of investment return of 0%, 6% and 12% correspond to net annual rates of -1.47%, 4.47%, and 10.42%, respectively. The gross returns are before any deductions and should not be compared to rates which reflect deduction of charges.

The hypothetical returns shown on the tables are without any income tax charges that may be attributable to the Separate Account in the future (although they do reflect the charge for federal income taxes included in the contract loading, see "Contract Loading"). In order to produce after tax returns of 0%, 6% and 12%, the Funds would have to earn a sufficient amount in excess of 0% or 6% or 12% to cover any tax charges attributable to the Separate Account.

The second column of the tables shows the amount which would accumulate if an amount equal to the payments were invested to earn interest (after taxes) at 5% compounded annually.

We will furnish upon request a personalized illustration reflecting the proposed insured's age, face amount and the payment amounts requested. The illustration will show both current and guaranteed cost of insurance rates and will assume that the proposed insured is in a standard non-smoker underwriting class.

                               MALE ISSUE AGE 45
                     STANDARD NON-SMOKER UNDERWRITING CLASS
              ANNUAL PAYMENTS OF $18,009 THROUGH CONTRACT YEAR 52
      FACE AMOUNT(1): $1 MILLION      INITIAL GUARANTEE PERIOD: 2.5 YEARS
                             DEATH BENEFIT OPTION 1
                       BASED ON CURRENT MORTALITY CHARGES

                                                                                                  END OF YEAR
                                                              TOTAL                           DEATH BENEFIT(3)(7)
                                                            PAYMENTS                      ASSUMING HYPOTHETICAL GROSS
                                                            MADE PLUS                     ANNUAL INVESTMENT RETURN OF
                                                        INTEREST AT 5% AS       -----------------------------------------------
    CONTRACT YEAR             PAYMENTS(2)(6)             OF END OF YEAR             0%                6%                12%
    -------------             --------------            -----------------       -----------       -----------       -----------
 1....................            $18,009                   $   18,909          $1,000,000        $1,000,000        $1,000,000
 2....................             18,009                       38,764           1,000,000         1,000,000         1,000,000
 3....................             18,009                       59,612           1,000,000         1,000,000         1,000,000
 4....................             18,009                       81,502           1,000,000         1,000,000         1,000,000
 5....................             18,009                      104,487           1,000,000         1,000,000         1,000,000
 6....................             18,009                      128,620           1,000,000         1,000,000         1,000,000
 7....................             18,009                      153,961           1,000,000         1,000,000         1,000,000
 8....................             18,009                      180,568           1,000,000         1,000,000         1,000,000
 9....................             18,009                      208,506           1,000,000         1,000,000         1,000,000
10....................             18,009                      237,841           1,000,000         1,000,000         1,000,000
15....................             18,009                      408,039           1,000,000         1,000,000         1,000,000
20....................             18,009                      625,259           1,000,000         1,000,000         1,000,000
30....................             18,009                    1,256,322           1,000,000         1,000,000         2,150,351
55....................                  0                    5,097,234                   0                 0                 0

                                        END OF YEAR
                                    INVESTMENT BASE AND                                END OF YEAR
                               NET CASH SURRENDER VALUE(3)(4)                        CASH VALUE(3)(5)
                                ASSUMING HYPOTHETICAL GROSS                    ASSUMING HYPOTHETICAL GROSS
                                  ANNUAL RATE OF RETURN OF                       ANNUAL RATE OF RETURN OF
                        --------------------------------------------   --------------------------------------------
    CONTRACT YEAR          0%              6%               12%           0%              6%               12%
    -------------       ---------      -----------      ------------   ---------      -----------      ------------
 1....................  $  7,635       $    8,126       $     8,619    $  7,635       $    8,126       $     8,619
 2....................    14,702           16,143            17,648      14,702           16,143            17,648
 3....................    29,256           32,581            36,152      29,256           32,581            36,152
 4....................    43,331           49,484            56,312      43,331           49,484            56,312
 5....................    57,007           66,955            78,392      57,007           66,955            78,392
 6....................    70,316           85,049           102,627      70,316           85,049           102,627
 7....................    83,279          103,816           129,274      83,279          103,816           129,274
 8....................    95,984          123,376           158,683      95,984          123,376           158,683
 9....................   108,381          143,715           191,105     108,381          143,715           191,105
10....................   120,364          164,766           226,769     120,364          164,766           226,769
15....................   170,374          278,425           464,802     170,374          278,425           464,802
20....................   202,553          409,334           766,421     202,553          409,334           766,421
30....................   180,946          713,225         2,009,674     180,946          713,225         2,009,674
55....................         0        1,874,028        22,516,007           0        1,874,028        22,516,007

------------------------------
(1) Assumes no additional insurance rider face amount.
(2) All payments are illustrated as if made at the beginning of the contract year.
(3) Assumes annual payments are made and no loans or withdrawals have been taken.
(4) Investment base will be equal net cash surrender value on each contract anniversary. If the Contract is surrendered within 24 months after issue, the contract owner will also receive any excess sales load previously deducted.
(5) Cash value will equal investment base and net cash surrender value on each contract anniversary if no loans have been taken.
(6) The payments shown may extend beyond the year in which the automatic adjustment is made. At annual rates of return of 6% and 12% and current mortality charges, the guarantee period reaches life of the insured in contract years 28 and 16, respectively. Once a guarantee of life is reached, no more payments would be accepted. Values shown at annual rates of return of 0%, 6% and 12% do not reflect any payments shown after a guarantee period of life is reached.
(7) At contract year 55, on the contract anniversary nearest the insured's 100th birthday, the Contract reaches its maturity date and a death benefit is no longer provided. On the maturity date, the net cash surrender value is paid to the contract owner, provided the insured is still living.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE PERFORMANCE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ILLUSTRATED AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS SELECTED, PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT, INVESTMENT BASE AND CASH VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY US OR THE FUNDS OR THE ZERO TRUSTS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                               MALE ISSUE AGE 45
                     STANDARD NON SMOKER UNDERWRITING CLASS
              ANNUAL PAYMENTS OF $18,009 THROUGH CONTRACT YEAR 52
      FACE AMOUNT(1): $1 MILLION      INITIAL GUARANTEE PERIOD: 2.5 YEARS
                             DEATH BENEFIT OPTION 1
                       BASED ON MAXIMUM MORTALITY CHARGES

                                                                                                  END OF YEAR
                                                              TOTAL                           DEATH BENEFIT(3)(7)
                                                            PAYMENTS                      ASSUMING HYPOTHETICAL GROSS
                                                            MADE PLUS                      ANNUAL RATE OF RETURN OF
        END OF                                          INTEREST AT 5% AS       -----------------------------------------------
    CONTRACT YEAR             PAYMENTS(2)(6)             OF END OF YEAR             0%                6%                12%
    -------------             --------------            -----------------       -----------       -----------       -----------
 1....................            $18,009                   $   18,909          $1,000,000        $1,000,000        $1,000,000
 2....................             18,009                       38,764           1,000,000         1,000,000         1,000,000
 3....................             18,009                       59,612           1,000,000         1,000,000         1,000,000
 4....................             18,009                       81,502           1,000,000         1,000,000         1,000,000
 5....................             18,009                      104,487           1,000,000         1,000,000         1,000,000
 6....................             18,009                      128,620           1,000,000         1,000,000         1,000,000
 7....................             18,009                      153,961           1,000,000         1,000,000         1,000,000
 8....................             18,009                      180,568           1,000,000         1,000,000         1,000,000
 9....................             18,009                      208,506           1,000,000         1,000,000         1,000,000
10....................             18,009                      237,841           1,000,000         1,000,000         1,000,000
15....................             18,009                      408,039           1,000,000         1,000,000         1,000,000
20....................             18,009                      625,259           1,000,000         1,000,000         1,000,000
30....................             18,009                    1,256,322           1,000,000         1,000,000         1,771,747
55....................                  0                    5,097,234                   0                 0                 0

                                       END OF YEAR
                                   INVESTMENT BASE AND                              END OF YEAR
                              NET CASH SURRENDER VALUE(3)(4)                      CASH VALUE(3)(5)
                               ASSUMING HYPOTHETICAL GROSS                  ASSUMING HYPOTHETICAL GROSS
                                 ANNUAL RATE OF RETURN OF                     ANNUAL RATE OF RETURN OF
                        ------------------------------------------   ------------------------------------------
    CONTRACT YEAR          0%             6%              12%           0%             6%              12%
    -------------       ---------      ---------      ------------   ---------      ---------      ------------
 1....................  $  5,710       $  6,130       $     6,552    $  5,710       $  6,130       $     6,552
 2....................    11,095         12,285            13,531      11,095         12,285            13,531
 3....................    24,150         26,942            29,943      24,150         26,942            29,943
 4....................    36,769         42,010            47,822      36,769         42,010            47,822
 5....................    48,926         57,478            67,298      48,926         57,478            67,298
 6....................    60,614         73,359            88,542      60,614         73,359            88,542
 7....................    71,785         89,620           111,696      71,785         89,620           111,696
 8....................    82,387        106,229           136,929      82,387        106,229           136,929
 9....................    92,384        123,168           164,443      92,384        123,168           164,443
10....................   101,711        140,394           194,446     101,711        140,394           194,446
15....................   136,720        230,102           392,628     136,720        230,102           392,628
20....................   145,323        322,437           650,250     145,323        322,437           650,250
30....................         0        472,668         1,655,838           0        472,668         1,655,838
55....................         0              0        17,491,148           0              0        17,491,148

------------------------------
(1) Assumes no additional insurance rider face amount.
(2) All payments are illustrated as if made at the beginning of the contract year.
(3) Assumes annual payments are made and no loans or withdrawals have been taken.
(4) Investment base will be equal net cash surrender value on each contract anniversary. If the Contract is surrendered within 24 months after issue, the contract owner will also receive any excess sales load previously deducted.
(5) Cash value will equal investment base and net cash surrender value on each contract anniversary if no loans have been taken.
(6) The payments shown may extend beyond the year in which the automatic adjustment is made. At an annual rate of return of 12% and maximum mortality charges, the guarantee period reaches life of the insured in contract year
    17. Once a guarantee of life is reached, no more payments would be accepted. Values shown at annual rates of return of 0%, 6% and 12% do not reflect any payments shown after a guarantee period of life is reached.
(7) At contract year 55, on the contract anniversary nearest the insured's 100th birthday, the Contract reaches its maturity date and a death benefit is no longer provided. On the maturity date, the net cash surrender value is paid to the contract owner, provided the insured is still living.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE PERFORMANCE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ILLUSTRATED AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS SELECTED, PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT, INVESTMENT BASE AND CASH VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY US OR THE FUNDS OR THE ZERO TRUSTS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                               MALE ISSUE AGE 45
                     STANDARD NON-SMOKER UNDERWRITING CLASS
              ANNUAL PAYMENTS OF $55,163 THROUGH CONTRACT YEAR 43
      FACE AMOUNT(1): $1 MILLION      INITIAL GUARANTEE PERIOD: 9.5 YEARS
                             DEATH BENEFIT OPTION 2
                       BASED ON CURRENT MORTALITY CHARGES

                                                                                                  END OF YEAR
                                                              TOTAL                            CASH VALUE(3)(7)
                                                            PAYMENTS                      ASSUMING HYPOTHETICAL GROSS
                                                            MADE PLUS                      ANNUAL RATE OF RETURN OF
                                                        INTEREST AT 5% AS       -----------------------------------------------
    CONTRACT YEAR             PAYMENTS(2)(6)             OF END OF YEAR             0%                6%                12%
    -------------             --------------            -----------------       -----------       -----------       -----------
 1....................            $55,163                  $    57,921          $1,034,602        $1,036,719        $1,038,840
 2....................             55,163                      118,738           1,084,187         1,091,515         1,099,110
 3....................             55,163                      182,596           1,132,612         1,148,315         1,165,198
 4....................             55,163                      249,647           1,180,014         1,207,330         1,237,837
 5....................             55,163                      320,051           1,226,479         1,268,734         1,317,789
 6....................             55,163                      393,975           1,272,042         1,332,656         1,405,836
 7....................             55,163                      471,594           1,316,727         1,399,220         1,502,837
 8....................             55,163                      553,095           1,360,636         1,468,636         1,609,817
 9....................             55,163                      638,671           1,403,715         1,540,966         1,727,750
10....................             55,163                      728,526           1,445,849         1,616,205         1,857,637
15....................             55,163                    1,249,855           1,637,952         2,035,448         2,728,954
20....................             55,163                    1,915,218           1,797,195         2,535,035         3,940,516
30....................             55,163                    3,848,214           1,980,528         3,803,528         8,601,323
55....................                  0                   14,873,890                   0                 0                 0

                                        END OF YEAR
                                    INVESTMENT BASE AND                                END OF YEAR
                               NET CASH SURRENDER VALUE(3)(4)                        CASH VALUE(3)(5)
                                ASSUMING HYPOTHETICAL GROSS                    ASSUMING HYPOTHETICAL GROSS
                                  ANNUAL RATE OF RETURN OF                       ANNUAL RATE OF RETURN OF
                        --------------------------------------------   --------------------------------------------
    CONTRACT YEAR          0%              6%               12%           0%              6%               12%
    -------------       ---------      -----------      ------------   ---------      -----------      ------------
 1....................  $ 34,602       $   36,719       $    38,840    $ 34,602       $   36,719       $    38,840
 2....................    84,187           91,515            99,110      84,187           91,515            99,110
 3....................   132,612          148,315           165,198     132,612          148,315           165,198
 4....................   180,014          207,330           237,837     180,014          207,330           237,837
 5....................   226,479          268,734           317,789     226,479          268,734           317,789
 6....................   272,042          332,656           405,836     272,042          332,656           405,836
 7....................   316,727          399,220           502,837     316,727          399,220           502,837
 8....................   360,636          468,636           609,817     360,636          468,636           609,817
 9....................   403,715          540,966           727,750     403,715          540,966           727,750
10....................   445,849          616,205           857,637     445,849          616,205           857,637
15....................   637,952        1,035,448         1,728,954     637,952        1,035,448         1,728,954
20....................   797,194        1,535,035         2,940,516     797,194        1,535,035         2,940,516
30....................   980,528        2,803,528         7,601,323     980,528        2,803,528         7,601,323
55....................         0        5,236,409        82,799,766           0        5,236,409        82,799,766

------------------------------
(1) Assumes no additional insurance rider face amount.
(2) All payments are illustrated as if made at the beginning of the contract year.
(3) Assumes annual payments are made and no loans or withdrawals have been taken.
(4) Investment base will be equal net cash surrender value on each contract anniversary. If the Contract is surrendered within 24 months after issue, the contract owner will also receive any excess sales load previously deducted.
(5) Cash value will equal investment base and net cash surrender value on each contract anniversary if no loans have been taken.
(6) The payments shown may extend beyond the year in which the automatic adjustment is made. At annual rates of return of 6% and 12% and current mortality charges, the guarantee period reaches life of the insured in contract years 38 and 17, respectively. Once a guarantee of life is reached, no more payments would be accepted. Values shown at annual rates of return of 0%, 6% and 12% do not reflect any payments shown after a guarantee period of life is reached.
(7) At contract year 55, on the contract anniversary nearest the insured's 100th birthday, the Contract reaches its maturity date and a death benefit is no longer provided. On the maturity date, the net cash surrender value is paid to the contract owner, provided the insured is still living.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE PERFORMANCE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ILLUSTRATED AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS SELECTED, PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT, INVESTMENT BASE AND CASH VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY US OR THE FUNDS OR THE ZERO TRUSTS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                               MALE ISSUE AGE 45
                     STANDARD NON-SMOKER UNDERWRITING CLASS
              ANNUAL PAYMENTS OF $55,163 THROUGH CONTRACT YEAR 43
        FACE AMOUNT: $1 MILLION      INITIAL GUARANTEE PERIOD: 9.5 YEARS
                             DEATH BENEFIT OPTION 2
                       BASED ON MAXIMUM MORTALITY CHARGES

                                                                                                  END OF YEAR
                                                              TOTAL                            CASH VALUE(3)(7)
                                                            PAYMENTS                      ASSUMING HYPOTHETICAL GROSS
                                                            MADE PLUS                      ANNUAL RATE OF RETURN OF
                                                        INTEREST AT 5% AS       -----------------------------------------------
    CONTRACT YEAR             PAYMENTS(2)(6)             OF END OF YEAR             0%                6%                12%
    -------------             --------------            -----------------       -----------       -----------       -----------
 1....................            $55,163                  $    57,921          $1,032,664        $1,034,708        $1,036,758
 2....................             55,163                      118,738           1,080,549         1,087,622         1,094,954
 3....................             55,163                      182,596           1,127,444         1,142,604         1,158,908
 4....................             55,163                      249,647           1,173,344         1,199,728         1,229,197
 5....................             55,163                      320,051           1,218,225         1,259,047         1,306,442
 6....................             55,163                      393,975           1,262,081         1,320,641         1,391,345
 7....................             55,163                      471,594           1,304,858         1,384,538         1,484,631
 8....................             55,163                      553,095           1,346,503         1,450,770         1,587,098
 9....................             55,163                      638,671           1,386,974         1,519,380         1,699,642
10....................             55,163                      728,526           1,426,197         1,590,383         1,823,217
15....................             55,163                    1,249,855           1,601,800         1,982,530         2,648,375
20....................             55,163                    1,915,218           1,735,494         2,436,855         3,771,219
30....................             55,163                    3,848,214           1,790,403         3,476,706         7,920,913
55....................                  0                   14,873,890                   0                 0                 0

                                        END OF YEAR
                                    INVESTMENT BASE AND                                END OF YEAR
                               NET CASH SURRENDER VALUE(3)(4)                        CASH VALUE(3)(5)
                                ASSUMING HYPOTHETICAL GROSS                    ASSUMING HYPOTHETICAL GROSS
                                  ANNUAL RATE OF RETURN OF                       ANNUAL RATE OF RETURN OF
                        --------------------------------------------   --------------------------------------------
    CONTRACT YEAR          0%              6%               12%           0%              6%               12%
    -------------       ---------      -----------      ------------   ---------      -----------      ------------
 1....................  $ 32,664       $   34,708       $    36,758    $ 32,664       $   34,708       $    36,758
 2....................    80,549           87,622            94,954      80,549           87,622            94,954
 3....................   127,444          142,604           158,908     127,444          142,604           158,908
 4....................   173,344          199,728           229,197     173,444          199,728           229,197
 5....................   218,225          259,047           306,442     218,225          259,047           306,442
 6....................   262,081          320,641           391,345     262,081          320,641           391,345
 7....................   304,858          384,538           484,631     304,858          384,538           484,631
 8....................   346,503          450,770           587,098     346,503          450,770           587,098
 9....................   386,974          519,380           699,642     386,974          519,380           699,642
10....................   426,197          590,383           823,217     426,197          590,383           823,217
15....................   601,800          982,530         1,648,375     601,800          982,530         1,648,375
20....................   735,494        1,436,855         2,771,219     735,494        1,436,855         2,771,219
30....................   790,403        2,476,706         6,920,913     790,403        2,476,706         6,920,913
55....................         0                0        66,260,336           0                0        66,260,336

------------------------------
(1) Assumes no additional insurance rider face amount.
(2) All payments are illustrated as if made at the beginning of the contract year.
(3) Assumes annual payments are made and no loans or withdrawals have been taken.
(4) Investment base will be equal net cash surrender value on each contract anniversary. If the Contract is surrendered within 24 months after issue, the contract owner will also receive any excess sales load previously deducted.
(5) Cash value will equal investment base and net cash surrender value on each contract anniversary if no loans have been taken.
(6) The payments shown may extend beyond the year in which the automatic adjustment is made. At an annual rate of return of 12% and maximum mortality charges, the guarantee period reaches life of the insured in contract year
    17. Once a guarantee of life is reached, no more payments would be accepted. Values shown at annual rates of return of 0%, 6% and 12% do not reflect any payments shown after a guarantee period of life is reached.
(7) At contract year 55, on the contract anniversary nearest the insured's 100th birthday, the Contract reaches its maturity date and a death benefit is no longer provided. On the maturity date, the net cash surrender value is paid to the contract owner, provided the insured is still living.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE PERFORMANCE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ILLUSTRATED AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS SELECTED, PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT, INVESTMENT BASE AND CASH VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY US OR THE FUNDS OR THE ZERO TRUSTS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                MORE ABOUT ML LIFE INSURANCE COMPANY OF NEW YORK

DIRECTORS AND EXECUTIVE OFFICERS

Our directors and executive officers and their positions with us are as follows:

         NAME                      POSITION(S) WITH THE COMPANY
         ----                      ----------------------------
Anthony J. Vespa             Chairman of the Board, President, and
                               Chief Executive Officer
Joseph E. Crowne, Jr.        Director, Senior Vice President, Chief
                               Financial Officer, Chief Actuary, and
                               Treasurer
Barry G. Skolnick            Director, Senior Vice President, General
                               Counsel, and Secretary
David M. Dunford             Director, Senior Vice President, and
                               Chief Investment Office
Gail R. Farkas               Director and Senior Vice President
Michael P. Cogswell          Director, Vice President, and Senior
                               Counsel
Frederick J.C. Butler        Director
Robert L. Israeloff          Director
Allen N. Jones               Director
Cynthia L. Kahn              Director
Robert A. King               Director
Stanley C. Peterson          Director
Irving M. Pollack            Director
Robert J. Boucher            Senior Vice President, Variable Life
                               Administration

Each director is elected to serve until the next annual meeting of shareholders or until his or her successor is elected and shall have qualified. Some directors have held various executive positions with insurance company subsidiaries of our indirect parent, Merrill Lynch & Co., Inc. The principal positions of our directors and executive officers for the past five years are listed below:

Mr. Vespa joined ML of New York in February 1994. Since February 1994, he has held the position of Senior Vice President of MLPF&S.

Mr. Crowne joined ML of New York in June 1991.

Mr. Skolnick joined ML of New York in November 1989. Since May 1992, he has held the position of Assistant General Counsel of Merrill Lynch & Co., Inc., and First Vice President and Assistant General Counsel of MLPF&S.

Mr. Dunford joined ML of New York in July 1990.

Ms. Farkas joined ML of New York in August 1995. Prior to August 1995, she held the position of Director of Market Planning of MLPF&S.

Mr. Cogswell has been with ML of New York since November of 1990.

Mr. Butler joined ML of New York in April 1991. Since 1991, he has been Chairman of Butler, Chapman & Co., Inc., an investment banking firm.

Mr. Israeloff joined ML of New York in April 1991. Since 1964, he has been Chairman and Executive Partner of Israeloff, Trattner & Co., CPAs, P.C., a public accounting firm.

Mr. Jones joined ML of New York in June 1996. Since May 1992, he has been Senior Vice President of MLPF&S. From June 1992 to May 1995, he served as a director of ML of New York. From June 1992 to February 1994, he held the position of Chairman of the Board, President, and Chief Executive Officer of ML of New York.

Ms. Kahn joined ML of New York in November 1993. She is a partner at the law firm of Rogers & Wells. She has been associated with Rogers & Wells since 1984.

Mr. King joined ML of New York in April 1991. In May 1996, he retired from the position of Vice President for Finance at Marymount College, Tarrytown, New York, which he has held since February 1991.

Mr. Peterson joined ML of New York in December 1997. Since November 1997, he has been National Sales Director for MLLA. Prior to November 1997, he held various positions with MLLA.

Mr. Pollack joined ML of New York in April 1991. In 1980, he retired from Securities and Exchange Commission after thirty years of service, and having served as an SEC Commissioner from 1974 to 1980. Since 1980, he has practiced law and been a private consultant in the securities and capital markets fields.

Mr. Boucher joined ML of New York in May 1992.

Our shares are not owned by any of our officers or directors, as we are a wholly owned subsidiary of MLIG. Our officers and directors both individually and as a group, own less than one percent of the outstanding shares of common stock of Merrill Lynch & Co., Inc.

SERVICES ARRANGEMENT

We and MLIG, are parties to a service agreement pursuant to which MLIG has agreed to provide certain accounting, data processing, legal, actuarial, management, advertising and other services us, including services related to the Separate Account and the Contracts. We reimburse expenses incurred by MLIG under this service agreement on an allocated cost basis. Charges billed to us by MLIG under the agreement were $4.8 million for the year ended December 31, 1998.

STATE REGULATION

We are subject to the laws of the State of New York and to the regulations of the New York Insurance Department (the "Insurance Department"). We file a detailed financial statement in the prescribed form (the "Annual Statement") with the Insurance Department each year covering our operations for the preceding year and our financial condition as of the end of that year. Regulation by the Insurance Department includes periodic examination to determine contract liabilities and reserves so that the Insurance Department may certify that these items are correct. Our books and accounts are subject to review by the Insurance Department at all times. A full examination of our operations is conducted periodically by the Insurance Department and under the auspices of the National Association of Insurance Commissioners. We are also subject to the insurance laws and regulations of all jurisdictions in which we are licensed to do business.

YEAR 2000

Many computer systems were designed using only two digits to designate years. These systems may not be able to distinguish the Year 2000 from the Year 1900 (commonly known as the "Year 2000 Problem"). Like other investment companies and financial and business organizations, the Separate Account could be adversely affected if the computer systems we or the other service providers use do not properly address this problem before January 1, 2000. Merrill Lynch & Co., Inc. has established a dedicated group to analyze these issues and to implement any systems modifications necessary to prepare for the Year 2000. Substantial resources are being devoted to this effort. It is difficult to predict whether the amount of resources ultimately devoted, or the outcome of these efforts, will have any negative impact on us. Currently, we don't anticipate that the transition to the 21st century will have any material impact on our ability to continue to service the Contracts at current levels. In addition, we have sought assurances from the other service providers that they are taking all necessary steps to ensure that their computer systems will accurately reflect the Year 2000. We will continue to monitor the situation. At this time, however, we cannot give assurance that the other service providers have anticipated every step necessary to avoid any adverse effect on the Separate Account attributable to the Year 2000 Problem.

LEGAL PROCEEDINGS

There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. We and MLPF&S are engaged in various kinds of routine litigation that, in our judgment, is not material to our total assets or to MLPF&S.

EXPERTS

Our financial statements as of December 31, 1998 and 1997 and for each of the three years in the period ended December 31, 1998 and of the Separate Account as of December 31, 1998 and for the periods presented, included in this Prospectus, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein, and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. Deloitte & Touche LLP's principal business address is Two World Financial Center, New York, New York 10281-1433.

Actuarial matters included in this Prospectus have been examined by Joseph E. Crowne, Jr., F.S.A., our Chief Actuary and Chief Financial Officer, as stated in his opinion filed as an exhibit to the registration statement.

LEGAL MATTERS

Our organization, our authority to issue the Contract, and the validity of the form of the Contract have been passed upon by Barry G. Skolnick, our Senior Vice President and General Counsel. Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to federal securities laws.

REGISTRATION STATEMENTS

Registration statements have been filed with the Securities and Exchange Commission under the Securities Act of 1933 and the Investment Company Act of 1940 that relate to the Contract and its investment options. This Prospectus does not contain all of the information in the registration statements as permitted by Securities and Exchange Commission regulations. The omitted information can be obtained from the Securities and Exchange Commission's principal office in Washington, D.C., upon payment of a prescribed fee.

FINANCIAL STATEMENTS

Our financial statements included herein, should be distinguished from the financial statements of the Separate Account and should be considered only as bearing upon our ability to meet our obligations under the Contracts.

INDEPENDENT AUDITORS' REPORT

To the Board of Directors of
ML Life Insurance Company of New York


We have audited the accompanying statement of net assets of ML of New York Variable Life Separate Account II (the "Account") as of December 31, 1998 and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the management of ML Life Insurance Company of New York (the "Company"). Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund and unit investment trust securities owned at December 31, 1998. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Account at December 31, 1998 and the results of its operations and the changes in its net assets for each of the three years in the period then ended in conformity with generally accepted accounting principles.

Our audits were conducted for the purpose of forming an opinion on the basic financial statements taken as a whole. The supplemental schedules included herein are presented for the purpose of additional analysis and are not a required part of the basic financial statements. These schedules are the responsibility of the Company's management. Such schedules have been subjected to the auditing procedures applied in our audits of the basic financial statements and, in our opinion, are fairly stated in all material respects when considered in relation to the basic financial statements taken as a whole.





February 4, 1999

ML OF NEW YORK VARIABLE  LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENT OF NET ASSETS AT DECEMBER 31, 1998

ASSETS:                                                                    Cost                 Shares             Market Value
								  --------------------- --------------------- ---------------------
Investments in Merrill Lynch Series Fund, Inc. (Note 1):
  Money Reserve Portfolio                                         $          6,977,362             6,977,362  $          6,977,362
  Intermediate Government Bond Portfolio                                     1,111,060               100,127             1,133,437
  Long-Term Corporate Bond Portfolio                                           412,749                35,610               424,116
  Capital Stock Portfolio                                                    2,525,605               109,586             2,962,113
  Growth Stock Portfolio                                                     3,649,142               137,221             5,036,017
  Multiple Strategy Portfolio                                                2,698,844               165,844             3,013,380
  High Yield Portfolio                                                       1,192,992               134,215             1,060,302
  Natural Resources Portfolio                                                  177,064                21,169               145,222
  Global Strategy Portfolio                                                  4,717,518               308,808             4,940,927
  Balanced Portfolio                                                           919,641                62,924             1,018,118
								  ---------------------                       ---------------------
									    24,381,977                                  26,710,994
								  ---------------------                       ---------------------
Investments in Merrill Lynch Variable Series Funds, Inc. (Note 1):
  Global Utility Focus Fund                                                    159,400                12,788               218,423
  International Equity Focus Fund                                            1,049,170                92,510               988,007
  Global Bond Focus Fund                                                        67,685                 7,156                70,844
  Basic Value Focus Fund                                                     3,884,539               275,737             4,045,055
  Developing Capital Markets Focus Fund                                        580,039                59,428               382,124
  Special Value Focus Fund                                                     505,658                23,415               467,131
  Index 500 Fund                                                               570,337                41,354               671,148
								  ---------------------                       ---------------------
									     6,816,828                                   6,842,732
								  ---------------------                       ---------------------
Investments in Alliance
 Variable Products Series Fund, Inc. (Note 1):
  Premier Growth Portfolio                                                   2,085,496                89,508             2,777,443
								  ---------------------                       ---------------------
									     2,085,496                                   2,777,443
								  ---------------------                       ---------------------
Investments in MFS Variable Insurance Trust (Note 1):
  MFS Emerging Growth Series                                                 1,054,829                60,413             1,297,072
  MFS Research Series                                                        1,299,163                79,341             1,511,446
								  ---------------------                       ---------------------
									     2,353,992                                   2,808,518
								  ---------------------                       ---------------------
Investments in AIM Variable Insurance Funds, Inc. (Note 1):
  AIM V.I. Value Fund                                                        1,915,436                86,612             2,273,566
  AIM V.I. Capital Appreciation Fund                                           675,571                31,013               781,537
								  ---------------------                       ---------------------
									     2,591,007                                   3,055,103
								  ---------------------                       ---------------------




														(continued)

ML OF NEW YORK VARIABLE  LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENT OF NET ASSETS AT DECEMBER 31, 1998 (continued)

									   Cost                 Units              Market Value
								  --------------------- --------------------- ---------------------

Investments in the Merrill Lynch Fund of Stripped ("Zero")
  U.S. Treasury Securities, Series A through K (Note 1):
     1999 Trust                                                                  7,974                 9,496                 9,453
     2000 Trust                                                                 80,482               103,767                98,901
     2003 Trust                                                                 26,869                45,370                36,797
     2004 Trust                                                                 18,245                31,466                24,836
     2005 Trust                                                                 26,888                46,147                34,950
     2007 Trust                                                                  7,158                14,867                10,332
     2009 Trust                                                                     14                    26                    16
     2010 Trust                                                                141,243               272,041               154,470
     2013 Trust                                                                  6,310                19,035                 9,036
     2014 Trust                                                                191,667               465,797               205,701
								  ---------------------                       ---------------------
									     1,250,787                                   1,370,158
								  ---------------------                       ---------------------
  TOTAL ASSETS                                                    $         39,480,087                                  43,564,948
								  =====================                       ---------------------
LIABILITIES:
Payable to ML Life Insurance Company of New York                                                                           841,162
													      ---------------------
  TOTAL LIABILITIES                                                                                                        841,162
													      ---------------------
  NET ASSETS                                                                                                  $         42,723,786
													      =====================

See Notes to Financial Statements

ML OF NEW YORK VARIABLE  LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

									   1998                  1997                  1996
								  --------------------- --------------------- ---------------------
Investment Income:
 Reinvested Dividends                                             $          3,467,332  $          1,499,965  $            772,097
 Mortality and Expense Charges (Note 3)                                       (329,187)             (224,107)             (121,660)
 Transaction Charges (Note 3)                                                   (3,303)               (1,249)                 (992)
								  --------------------- --------------------- ---------------------
  Net Investment Income                                                      3,134,842             1,274,609               649,445
								  --------------------- --------------------- ---------------------

Realized and Unrealized Gains on Investments:
 Net Realized Gains                                                            445,145               268,415                 1,598
 Net Change in Unrealized Gains                                              1,342,464             1,363,855               932,056
								  --------------------- --------------------- ---------------------
  Net Gain on Investments                                                    1,787,609             1,632,270               933,654
								  --------------------- --------------------- ---------------------
Increase in Net Assets
 Resulting from Operations                                                   4,922,451             2,906,879             1,583,099
								  --------------------- --------------------- ---------------------
Changes from Principal Transactions:
 Transfers of Net Premiums                                                   8,140,227             9,507,778             6,351,113
 Transfers of Policy Loading, Net (Note 3)                                     532,658               756,862               495,055
 Transfers Due to Deaths                                                       (53,962)              (21,714)              (25,307)
 Transfers Due to Other Terminations                                          (304,785)             (524,168)             (212,277)
 Transfers Due to Policy Loans                                                (199,868)             (179,901)             (118,069)
 Transfers of Cost of Insurance                                               (488,612)             (350,569)             (219,552)
 Transfers of Loan Processing Charges                                           (5,389)               (4,307)               (1,805)
								  --------------------- --------------------- ---------------------
  Increase in Net Assets
   Resulting from Principal Transactions                                     7,620,269             9,183,981             6,269,158
								  --------------------- --------------------- ---------------------

Increase in Net Assets                                                      12,542,720            12,090,860             7,852,257
Net Assets Beginning Balance                                                30,181,066            18,090,206            10,237,949
								  --------------------- --------------------- ---------------------
Net Assets Ending Balance                                         $         42,723,786  $         30,181,066  $         18,090,206
								  ===================== ===================== =====================

See Notes to Financial Statements

ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

   ML   of  New  York  Variable  Life  Separate  Account  II
   ("Account"), a separate account of ML Life Insurance Company of New York ("ML of New York") was established to support ML of New York's operations with respect to certain variable life insurance contracts ("Contracts"). The Account is governed by New York State Insurance Law. ML of New York is an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch & Co."). The Account is registered as a unit investment trust under the Investment Company Act of 1940 and consists of thirty - seven investment divisions (thirty-eight) during the year). At any point in time, the Account may or may not be invested in all available divisions. The investment divisions are as follows:

     Merrill Lynch Series Fund, Inc. : Ten of the investment divisions each invest in the securities of a single mutual fund portfolio of the Merrill Lynch Series Fund, Inc. ("Merrill Series Fund"). The investment advisor to the funds of the Merrill Series Fund is Merrill Lynch Asset Management L.P. ("MLAM"), an indirect subsidiary of Merrill Lynch & Co.

     Merrill Lynch Variable Series Funds, Inc.: Seven of the investment divisions each invest in the securities of a single mutual fund portfolio of the Merrill Lynch Variable Series Fund, Inc. ("Merrill Variable Funds"). The investment advisor to the funds of the Merrill Variable Funds is MLAM.

     Alliance Variable Products Series Fund, Inc.: One of the investment divisions invests in the securities of a single mutual fund portfolio of the Alliance Variable Products Series Fund, Inc. ("Alliance Variable Fund"). The investment advisor to the fund of the Alliance Variable Fund is Alliance Capital Management L.P.

     MFS Variable Insurance Trust: Two of the investment divisions each invest in the securities of a single mutual fund portfolio of the MFS Variable Insurance Trust ("MFS Variable Trust"). The investment advisor of the funds of the MFS Variable Trust is Massachusetts Financial Services Company.

     AIM Variable Insurance Funds : Two of the investment divisions each invest in the securities of a single mutual fund portfolio of the AIM Variable Insurance funds, Inc. (" AIM Variable Funds "). The investment advisor to the funds of the AIM Variable Funds is AIM Advisors, Inc.

     The Merrill Lynch Fund of Stripped (" Zero ") U.S. Treasury Securities, Series A through K: Fifteen of the investment divisions (sixteen during the year) each invest in the securities of a single trust of the Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities, Series A through K ("Merrill Zero Trusts"). Each trust of the Merrill Zero Trusts consists of Stripped Treasury Securities with a fixed maturity date and a Treasury Note deposited to provide income to pay expenses of the trust . Merrill Zero Trusts are sponsored by Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S"), a wholly-owned subsidiary of Merrill Lynch & Co.

   The assets of the Account are registered in the name of ML of New York. The portion of the Account's assets applicable to the Contracts are not chargeable with liabilities arising out of any other business ML of New York may conduct.

   The change in net assets accumulated in the Account provides the basis for the periodic determination of the amount of increased or decreased benefits under the Contracts.

   The net assets may not be less than the amount required under New York State insurance law to provide for death benefits (without regard to the minimum death benefit guarantee) and other Contract benefits.

   The financial statements included herein have been prepared in accordance with generally accepted accounting principles for variable life separate accounts registered as unit investment trusts. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

   Investments  in  the  divisions  are  included   in   the
   statement of net assets at the net asset value of the shares and units held.

   Dividend  income  is recognized on the ex-dividend  date.
   All dividends are automatically reinvested.

   Realized gains and losses on the sales of investments are computed on the first in first out method.

   Investment transactions are recorded on the trade date.

   The operations of the Account are included in the Federal income tax return of ML of New York. Under the provisions of the Contracts, ML of New York has the right to charge the Account for any Federal income tax attributable to the Account. No charge is currently being made against the Account for such tax since, under current tax law, ML of New York pays no tax on investment income and capital gains reflected in variable life insurance contract reserves. However, ML of New York retains the right to charge for any Federal income tax incurred that is attributable to the Account if the law is changed. Contract loading, however, includes a charge for a significantly higher Federal income tax liability of ML of New York (see Note 3). Charges for state and local taxes, if any, attributable to the Account may also be made.

3. CHARGES AND FEES

   ML of New York assumes mortality and expense risks related to Contracts investing in the Account and deducts daily charges at a rate of .9% (on an annual basis) of the net assets of the Account to cover these risks.

   ML of New York makes certain deductions from each premium. For certain Contracts, the deductions are made before the premium is allocated to the Account. For other Contracts, the deductions are taken in equal installments on the first through tenth Contract anniversaries. The deductions are for (1) sales load, (2) Federal income taxes, and (3) state and local premium taxes.

   In addition, the cost of providing life insurance coverage for the insureds is deducted on the dates specified by the Contract. This cost will vary dependent upon the insured's underwriting class, sex, attained age of each insured and the Contract's net amount at risk.

   ML of New York pays all transaction charges to MLPF&S on the sale of Zero Trust units to the Account. ML of New York deducts a daily asset charge against the assets of each trust for the reimbursement of these transaction charges. The asset charge is equivalent to an effective annual rate of .34% (annually at the beginning of the year) of net assets for Contract owners.

4. OTHER

   Effective following the close of business on August 15, 1997, the Equity Growth Fund was renamed the Special
   Value Focus Fund. The Fund's investment objective was not modified.

   Effective following the close of business on December 6, 1996, the International Bond Fund was merged with and into the former World Income Focus Fund; the World Income Focus Fund was renamed the Global Bond Focus Fund; and the Fund's investment objective was modified.

ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1998

											Divisions Investing In
								  -----------------------------------------------------------------
											     Intermediate            Long-Term
						     Total                 Money              Government             Corporate
						   Separate               Reserve                Bond                  Bond
						    Account              Portfolio             Portfolio             Portfolio
					    --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $          3,467,332  $            312,740  $             52,001  $             24,551
 Mortality and Expense Charges                          (329,187)              (50,021)               (7,708)               (3,466)
 Transaction Charges                                      (3,303)                    0                     0                     0
					    --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                         3,134,842               262,719                44,293                21,085
					    --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses)                             445,145                     0                   277                 1,179
 Net Change in Unrealized Gains (Losses)               1,342,464                     0                18,214                 5,822
					    --------------------- --------------------- --------------------- ---------------------
  Net Gain (Loss) on Investments                       1,787,609                     0                18,491                 7,001
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                             4,922,451               262,719                62,784                28,086
					    --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                             8,140,227             6,545,949                10,281                 9,793
 Transfers of Policy Loading, Net                        532,658               600,227                (5,752)               (2,873)
 Transfers Due to Deaths                                 (53,962)              (44,786)                    0                     0
 Transfers Due to Other Terminations                    (304,785)              (34,715)                 (134)               (3,856)
 Transfers Due to Policy Loans                          (199,868)             (125,328)                   47                (7,763)
 Transfers of Cost of Insurance                         (488,612)              (74,182)              (10,222)               (4,326)
 Transfers of Loan Processing Charges                     (5,389)                  (61)                 (120)                 (485)
 Transfers Among Investment Divisions                          0            (6,272,679)              647,468                71,569
					    --------------------- --------------------- --------------------- ---------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions               7,620,269               594,425               641,568                62,059
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                     12,542,720               857,144               704,352                90,145
Net Assets Beginning Balance                          30,181,066             5,290,770               428,696               333,806
					    --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $         42,723,786  $          6,147,914  $          1,133,048  $            423,951
					    ===================== ===================== ===================== =====================

ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1998

									    Divisions Investing In
					    ---------------------------------------------------------------------------------------

						    Capital               Growth               Multiple                High
						     Stock                 Stock               Strategy                Yield
						   Portfolio             Portfolio             Portfolio             Portfolio
					    --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $            309,963  $            642,604  $            373,113  $             84,332
 Mortality and Expense Charges                           (24,802)              (36,422)              (26,394)               (7,943)
 Transaction Charges                                           0                     0                     0                     0
					    --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                           285,161               606,182               346,719                76,389
					    --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses)                              47,161               119,014                14,423                (3,829)
 Net Change in Unrealized Gains (Losses)                  50,282               579,190               (84,257)             (137,652)
					    --------------------- --------------------- --------------------- ---------------------
  Net Gain (Loss) on Investments                          97,443               698,204               (69,834)             (141,481)
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                               382,604             1,304,386               276,885               (65,092)
					    --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                               137,838               224,053               169,944                21,919
 Transfers of Policy Loading, Net                         (8,357)               (7,516)               (5,022)               (4,655)
 Transfers Due to Deaths                                       0                (1,836)                    0                     0
 Transfers Due to Other Terminations                     (51,103)              (38,213)              (21,880)               (2,219)
 Transfers Due to Policy Loans                           (20,401)                3,141                 1,728                     0
 Transfers of Cost of Insurance                          (30,929)              (51,414)              (43,387)              (11,818)
 Transfers of Loan Processing Charges                       (210)                 (951)                 (493)                 (501)
 Transfers Among Investment Divisions                    115,772               262,021              (110,274)              366,942
					    --------------------- --------------------- --------------------- ---------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                 142,610               389,285                (9,384)              369,668
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                        525,214             1,693,671               267,501               304,576
Net Assets Beginning Balance                           2,436,020             3,341,076             2,744,940               755,311
					    --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $          2,961,234  $          5,034,747  $          3,012,441  $          1,059,887
					    ===================== ===================== ===================== =====================

ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1998

									    Divisions Investing In
					    ---------------------------------------------------------------------------------------
														      Global
						    Natural               Global                                      Utility
						   Resources             Strategy              Balanced                Focus
						   Portfolio             Portfolio             Portfolio               Fund
					    --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $              3,542  $            757,500  $             73,682  $             11,424
 Mortality and Expense Charges                            (1,420)              (44,627)               (7,954)               (1,552)
 Transaction Charges                                           0                     0                     0                     0
					    --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                             2,122               712,873                65,728                 9,872
					    --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses)                                (180)               14,219                 5,645                 1,532
 Net Change in Unrealized Gains (Losses)                 (25,628)             (325,362)               29,673                27,939
					    --------------------- --------------------- --------------------- ---------------------
  Net Gain (Loss) on Investments                         (25,808)             (311,143)               35,318                29,471
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                               (23,686)              401,730               101,046                39,343
					    --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                13,971               363,313                42,034                 2,646
 Transfers of Policy Loading, Net                           (130)               (2,665)               (2,482)               (1,026)
 Transfers Due to Deaths                                       0                     0                     0                     0
 Transfers Due to Other Terminations                          (6)              (41,224)               (4,553)               (1,733)
 Transfers Due to Policy Loans                                 0               (14,213)                  (17)                    0
 Transfers of Cost of Insurance                           (1,566)              (65,998)              (10,770)               (1,756)
 Transfers of Loan Processing Charges                        (23)               (1,033)                  (50)                   (2)
 Transfers Among Investment Divisions                         (6)             (350,343)              129,092                32,777
					    --------------------- --------------------- --------------------- ---------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                  12,240              (112,163)              153,254                30,906
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                        (11,446)              289,567               254,300                70,249
Net Assets Beginning Balance                             156,606             4,649,718               763,499               148,097
					    --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $            145,160  $          4,939,285  $          1,017,799  $            218,346
					    ===================== ===================== ===================== =====================

ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1998

									    Divisions Investing In
					    ---------------------------------------------------------------------------------------
						 International            Global                 Basic              Developing
						    Equity                 Bond                  Value                Capital
						    Focus                  Focus                 Focus             Markets Focus
						     Fund                  Fund                  Fund                  Fund
					    --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $             84,657  $              4,221  $            522,632  $              7,411
 Mortality and Expense Charges                            (9,873)                 (653)              (35,712)               (4,388)
 Transaction Charges                                           0                     0                     0                     0
					    --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                            74,784                 3,568               486,920                 3,023
					    --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses)                              (9,447)                 (358)               38,834               (25,207)
 Net Change in Unrealized Gains (Losses)                  20,303                 4,728              (247,020)             (145,403)
					    --------------------- --------------------- --------------------- ---------------------
  Net Gain (Loss) on Investments                          10,856                 4,370              (208,186)             (170,610)
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                85,640                 7,938               278,734              (167,587)
					    --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                63,619                 5,901               192,353                29,803
 Transfers of Policy Loading, Net                         (2,588)                  171               (10,732)               (1,239)
 Transfers Due to Deaths                                       0                     0                     0                     0
 Transfers Due to Other Terminations                     (25,860)                  (21)              (49,339)              (15,819)
 Transfers Due to Policy Loans                               (36)                    0                  (704)                    0
 Transfers of Cost of Insurance                          (13,148)                 (860)              (50,384)               (6,980)
 Transfers of Loan Processing Charges                         10                     1                  (403)                  (32)
 Transfers Among Investment Divisions                   (129,527)              (15,716)              323,334               (53,655)
					    --------------------- --------------------- --------------------- ---------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                (107,530)              (10,524)              404,125               (47,922)
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                        (21,890)               (2,586)              682,859              (215,509)
Net Assets Beginning Balance                           1,009,532                73,387             3,360,844               597,431
					    --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $            987,642  $             70,801  $          4,043,703  $            381,922
					    ===================== ===================== ===================== =====================

ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1998

									    Divisions Investing In
					    ---------------------------------------------------------------------------------------
						    Special                                                             MFS
						     Value                 Index                Premier              Emerging
						     Focus                  500                 Growth                Growth
						     Fund                  Fund                Portfolio              Series
					    --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $             40,140  $             11,129  $              1,849  $              5,515
 Mortality and Expense Charges                            (2,549)               (3,758)              (17,123)               (7,034)
 Transaction Charges                                           0                     0                     0                     0
					    --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                            37,591                 7,371               (15,274)               (1,519)
					    --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses)                             (11,937)                3,464               137,204                37,875
 Net Change in Unrealized Gains (Losses)                 (48,599)               96,527               616,210               219,075
					    --------------------- --------------------- --------------------- ---------------------
  Net Gain (Loss) on Investments                         (60,536)               99,991               753,414               256,950
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                               (22,945)              107,362               738,140               255,431
					    --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                14,805                23,283                72,170                43,787
 Transfers of Policy Loading, Net                           (506)                 (166)               (5,473)               (1,764)
 Transfers Due to Deaths                                       0                     0                (1,835)               (1,844)
 Transfers Due to Other Terminations                      (3,015)               (9,408)                  432                  (694)
 Transfers Due to Policy Loans                                 0               (25,574)                    0                (9,936)
 Transfers of Cost of Insurance                           (5,389)               (5,790)              (32,467)              (12,791)
 Transfers of Loan Processing Charges                       (184)                 (305)                 (207)                  (96)
 Transfers Among Investment Divisions                    309,855               400,841             1,005,545               606,207
					    --------------------- --------------------- --------------------- ---------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                 315,566               382,881             1,038,165               622,869
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                        292,621               490,243             1,776,305               878,300
Net Assets Beginning Balance                             174,312               180,706             1,000,412               418,405
					    --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $            466,933  $            670,949  $          2,776,717  $          1,296,705
					    ===================== ===================== ===================== =====================

ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1998

									    Divisions Investing In
					    ---------------------------------------------------------------------------------------
											       AIM V.I.
						      MFS                AIM V.I.               Capital
						   Research                Value             Appreciation              1998
						    Series                 Fund                  Fund                  Trust
					    --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $             19,736  $            103,781  $             20,809  $                  0
 Mortality and Expense Charges                            (9,495)              (12,578)               (4,934)                  (38)
 Transaction Charges                                           0                     0                     0                   (13)
					    --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                            10,241                91,203                15,875                   (51)
					    --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses)                               9,454                 9,476                 2,048                 4,767
 Net Change in Unrealized Gains (Losses)                 199,851               337,503               109,560                (4,557)
					    --------------------- --------------------- --------------------- ---------------------
  Net Gain (Loss) on Investments                         209,305               346,979               111,608                   210
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                               219,546               438,182               127,483                   159
					    --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                53,104                42,943                25,633                     0
 Transfers of Policy Loading, Net                         (2,383)               (5,069)               (1,566)                    0
 Transfers Due to Deaths                                  (1,832)                    0                (1,829)                    0
 Transfers Due to Other Terminations                        (627)                  (26)                 (419)                  (24)
 Transfers Due to Policy Loans                                 0                  (812)                    0                     0
 Transfers of Cost of Insurance                          (14,423)              (20,064)              (10,051)                   38
 Transfers of Loan Processing Charges                        (89)                  (71)                  (23)                    3
 Transfers Among Investment Divisions                    623,548               916,777               308,257               (35,507)
					    --------------------- --------------------- --------------------- ---------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                 657,298               933,678               320,002               (35,490)
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                        876,844             1,371,860               447,485               (35,331)
Net Assets Beginning Balance                             634,150               901,039               333,817                35,331
					    --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $          1,510,994  $          2,272,899  $            781,302  $                  0
					    ===================== ===================== ===================== =====================

ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1998

									    Divisions Investing In
					    ---------------------------------------------------------------------------------------


						     1999                  2000                  2001                  2003
						     Trust                 Trust                 Trust                 Trust
					    --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $                  0  $                  0  $                  0  $                  0
 Mortality and Expense Charges                               (76)                 (845)               (4,611)                 (340)
 Transaction Charges                                         (29)                 (316)               (1,738)                 (128)
					    --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                              (105)               (1,161)               (6,349)                 (468)
					    --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses)                                  37                   343                   295                 3,616
 Net Change in Unrealized Gains (Losses)                     444                 6,001                41,729                   135
					    --------------------- --------------------- --------------------- ---------------------
  Net Gain (Loss) on Investments                             481                 6,344                42,024                 3,751
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                   376                 5,183                35,675                 3,283
					    --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                 1,441                 6,126                     0                 3,323
 Transfers of Policy Loading, Net                             34                  (168)                2,000                   127
 Transfers Due to Deaths                                       0                     0                     0                     0
 Transfers Due to Other Terminations                           1                    11                  (230)                    7
 Transfers Due to Policy Loans                                 0                     0                     0                     0
 Transfers of Cost of Insurance                             (132)               (1,078)               (5,184)                 (346)
 Transfers of Loan Processing Charges                          0                     0                   (55)                    1
 Transfers Among Investment Divisions                          2                    (9)              753,076               (12,023)
					    --------------------- --------------------- --------------------- ---------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                   1,346                 4,882               749,607                (8,911)
					    --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
Net Assets Beginning Balance                               1,722                10,065               785,282                (5,628)
							   7,711                88,784                     0                42,411
Net Assets Ending Balance                   --------------------- --------------------- --------------------- ---------------------
					    $              9,433  $             98,849  $            785,282  $             36,783
					    ===================== ===================== ===================== =====================

ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1998

									    Divisions Investing In
					    ---------------------------------------------------------------------------------------


						     2004                  2005                  2007                  2009
						     Trust                 Trust                 Trust                 Trust
					    --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $                  0  $                  0  $                  0  $                  0
 Mortality and Expense Charges                              (215)                 (329)                  (88)                  (40)
 Transaction Charges                                         (81)                 (123)                  (34)                  (15)
					    --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                              (296)                 (452)                 (122)                  (55)
					    --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses)                                 160                 3,843                    96                 2,669
 Net Change in Unrealized Gains (Losses)                   2,474                   460                 1,262                (2,196)
					    --------------------- --------------------- --------------------- ---------------------
  Net Gain (Loss) on Investments                           2,634                 4,303                 1,358                   473
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                 2,338                 3,851                 1,236                   418
					    --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                     0                 2,599                     0                 1,505
 Transfers of Policy Loading, Net                           (158)                  (72)                  (69)                   89
 Transfers Due to Deaths                                       0                     0                     0                     0
 Transfers Due to Other Terminations                           3                   (41)                    1                   (27)
 Transfers Due to Policy Loans                                 0                     0                     0                     0
 Transfers of Cost of Insurance                             (274)                 (441)                 (179)                   (6)
 Transfers of Loan Processing Charges                          0                     1                     0                     1
 Transfers Among Investment Divisions                         (7)              (10,909)                   (1)              (12,155)
					    --------------------- --------------------- --------------------- ---------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                    (436)               (8,863)                 (248)              (10,593)
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                          1,902                (5,012)                  988               (10,175)
Net Assets Beginning Balance                              22,910                39,931                 9,332                10,191
					    --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $             24,812  $             34,919  $             10,320  $                 16
					    ===================== ===================== ===================== =====================

ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1998

								  Divisions Investing In
					    ------------------------------------------------------------------


						     2010                  2013                  2014
						     Trust                 Trust                 Trust
					    --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $                  0  $                  0  $                  0
 Mortality and Expense Charges                              (459)                  (68)               (1,672)
 Transaction Charges                                        (173)                  (25)                 (628)
					    --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                              (632)                  (93)               (2,300)
					    --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses)                                 450                     0                38,022
 Net Change in Unrealized Gains (Losses)                   4,470                 1,097                (9,811)
					    --------------------- --------------------- ---------------------
  Net Gain (Loss) on Investments                           4,920                 1,097                28,211
					    --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                 4,288                 1,004                25,911
					    --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                     0                 1,766                14,325
 Transfers of Policy Loading, Net                           (174)                   60                 2,555
 Transfers Due to Deaths                                       0                     0                     0
 Transfers Due to Other Terminations                         (35)                    0                   (19)
 Transfers Due to Policy Loans                                 0                     0                     0
 Transfers of Cost of Insurance                             (729)                  (49)               (1,517)
 Transfers of Loan Processing Charges                         (9)                    0                    (3)
 Transfers Among Investment Divisions                    124,698                     4                 5,026
					    --------------------- --------------------- ---------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                 123,751                 1,781                20,367
					    --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                        128,039                 2,785                46,278
Net Assets Beginning Balance                              26,342                 6,246               159,303
					    --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $            154,381  $              9,031  $            205,581
					    ===================== ===================== =====================

ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1997

											Divisions Investing In
								  -----------------------------------------------------------------
											     Intermediate            Long-Term
						     Total                 Money              Government             Corporate
						   Separate               Reserve                Bond                  Bond
						    Account              Portfolio             Portfolio             Portfolio
					    --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $          1,499,965  $            279,359  $             21,344  $             14,264
 Mortality and Expense Charges                          (224,107)              (40,444)               (2,978)               (2,023)
 Transaction Charges                                      (1,249)                    0                     0                     0
					    --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                         1,274,609               238,915                18,366                12,241
					    --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses)                             268,415                     0                  (651)                1,243
 Net Change in Unrealized Gains (Losses)               1,363,855                     0                 7,989                 3,474
					    --------------------- --------------------- --------------------- ---------------------
  Net Gain (Loss) on Investments                       1,632,270                     0                 7,338                 4,717
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                             2,906,879               238,915                25,704                16,958
					    --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                             9,507,778             8,133,534                10,516                12,995
 Transfers of Policy Loading, Net                        756,862               790,188                (1,836)                 (852)
 Transfers Due to Deaths                                 (21,714)               11,133                     0                     0
 Transfers Due to Other Terminations                    (524,168)              (49,609)              (20,617)              (13,253)
 Transfers Due to Policy Loans                          (179,901)                    0                (6,280)                    0
 Transfers of Cost of Insurance                         (350,569)              (74,432)               (3,883)               (3,262)
 Transfers of Loan Processing Charges                     (4,307)                 (362)                  (30)                 (337)
 Transfers Among Investment Divisions                          0            (6,833,504)              182,352               184,118
					    --------------------- --------------------- --------------------- ---------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions               9,183,981             1,976,948               160,222               179,409
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                     12,090,860             2,215,863               185,926               196,367
Net Assets Beginning Balance                          18,090,206             3,074,907               242,770               137,439
					    --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $         30,181,066  $          5,290,770  $            428,696  $            333,806
					    ===================== ===================== ===================== =====================

ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1997

									    Divisions Investing In
					    ---------------------------------------------------------------------------------------

						    Capital               Growth               Multiple                High
						     Stock                 Stock               Strategy                Yield
						   Portfolio             Portfolio             Portfolio             Portfolio
					    --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $             97,129  $            224,008  $            161,656  $             55,464
 Mortality and Expense Charges                           (19,265)              (24,548)              (23,414)               (5,336)
 Transaction Charges                                           0                     0                     0                     0
					    --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                            77,864               199,460               138,242                50,128
					    --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses)                              25,490                46,789                 6,871                 1,894
 Net Change in Unrealized Gains (Losses)                 282,878               467,467               274,786                (1,895)
					    --------------------- --------------------- --------------------- ---------------------
  Net Gain (Loss) on Investments                         308,368               514,256               281,657                    (1)
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                               386,232               713,716               419,899                50,127
					    --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                               163,234               203,999               161,055                22,858
 Transfers of Policy Loading, Net                         (4,081)               (1,107)               (8,208)               (2,364)
 Transfers Due to Deaths                                 (18,929)                    0                (7,104)                    0
 Transfers Due to Other Terminations                     (59,409)              (16,098)             (123,025)              (13,962)
 Transfers Due to Policy Loans                            11,057               (33,989)               (7,767)              (35,726)
 Transfers of Cost of Insurance                          (24,863)              (33,709)              (40,974)               (7,676)
 Transfers of Loan Processing Charges                       (225)                 (462)                 (626)                 (214)
 Transfers Among Investment Divisions                    330,931               604,944                41,522               329,017
					    --------------------- --------------------- --------------------- ---------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                 397,715               723,578                14,873               291,933
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                        783,947             1,437,294               434,772               342,060
Net Assets Beginning Balance                           1,652,073             1,903,782             2,310,168               413,251
					    --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $          2,436,020  $          3,341,076  $          2,744,940  $            755,311
					    ===================== ===================== ===================== =====================

ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1997

									    Divisions Investing In
					    ---------------------------------------------------------------------------------------
														      Global
						    Natural               Global                                      Utility
						   Resources             Strategy              Balanced                Focus
						   Portfolio             Portfolio             Portfolio               Fund
					    --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $              1,344  $            273,426  $             75,660  $              3,642
 Mortality and Expense Charges                            (1,683)              (40,923)               (6,330)               (1,010)
 Transaction Charges                                           0                     0                     0                     0
					    --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                              (339)              232,503                69,330                 2,632
					    --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses)                               8,173                41,397                 7,222                   398
 Net Change in Unrealized Gains (Losses)                 (28,160)              142,225                27,744                24,474
					    --------------------- --------------------- --------------------- ---------------------
  Net Gain (Loss) on Investments                         (19,987)              183,622                34,966                24,872
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                               (20,326)              416,125               104,296                27,504
					    --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                15,476               368,829                41,998                 2,213
 Transfers of Policy Loading, Net                           (243)               (4,111)               (4,909)                 (560)
 Transfers Due to Deaths                                       0                (6,814)                    0                     0
 Transfers Due to Other Terminations                      (3,492)             (138,667)              (62,436)                  (17)
 Transfers Due to Policy Loans                            (2,744)              (76,360)                    0                     0
 Transfers of Cost of Insurance                           (1,884)              (66,388)               (9,170)               (1,195)
 Transfers of Loan Processing Charges                        (70)                 (883)                  (55)                   (4)
 Transfers Among Investment Divisions                     (7,320)              263,384                67,685                36,539
					    --------------------- --------------------- --------------------- ---------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                    (277)              338,990                33,113                36,976
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                        (20,603)              755,115               137,409                64,480
Net Assets Beginning Balance                             177,209             3,894,603               626,090                83,617
					    --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $            156,606  $          4,649,718  $            763,499  $            148,097
					    ===================== ===================== ===================== =====================

ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1997

									    Divisions Investing In
					    ---------------------------------------------------------------------------------------
						 International            Global                 Basic              Developing
						    Equity                 Bond                  Value                Capital
						    Focus                  Focus                 Focus             Markets Focus
						     Fund                  Fund                  Fund                  Fund
					    --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $             16,894  $              4,409  $            222,076  $              9,256
 Mortality and Expense Charges                            (8,361)                 (620)              (25,422)               (5,823)
 Transaction Charges                                           0                     0                     0                     0
					    --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                             8,533                 3,789               196,654                 3,433
					    --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses)                               6,007                  (336)               81,810                20,697
 Net Change in Unrealized Gains (Losses)                (115,583)               (2,293)              183,337               (86,273)
					    --------------------- --------------------- --------------------- ---------------------
  Net Gain (Loss) on Investments                        (109,576)               (2,629)              265,147               (65,576)
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                              (101,043)                1,160               461,801               (62,143)
					    --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                85,615                 3,666               166,176                70,038
 Transfers of Policy Loading, Net                          2,014                  (226)               (1,877)                1,364
 Transfers Due to Deaths                                       0                     0                     0                     0
 Transfers Due to Other Terminations                        (816)                  (50)               (5,572)               (3,261)
 Transfers Due to Policy Loans                               953                     0               (11,113)               (2,404)
 Transfers of Cost of Insurance                          (12,743)                 (890)              (34,875)               (9,153)
 Transfers of Loan Processing Charges                        (74)                   (2)                 (232)                 (106)
 Transfers Among Investment Divisions                    407,571                 8,642               776,064               106,794
					    --------------------- --------------------- --------------------- ---------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                 482,520                11,140               888,571               163,272
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                        381,477                12,300             1,350,372               101,129
Net Assets Beginning Balance                             628,055                61,087             2,010,472               496,302
					    --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $          1,009,532  $             73,387  $          3,360,844  $            597,431
					    ===================== ===================== ===================== =====================

ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1997

									    Divisions Investing In
					    ---------------------------------------------------------------------------------------
						    Special                                                             MFS
						     Value                 Index                Premier              Emerging
						     Focus                  500                 Growth                Growth
						     Fund                  Fund                Portfolio              Series
					    --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $              3,010  $                  0  $                385  $                  0
 Mortality and Expense Charges                            (1,213)                 (497)               (3,584)               (1,196)
 Transaction Charges                                           0                     0                     0                     0
					    --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                             1,797                  (497)               (3,199)               (1,196)
					    --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses)                               1,681                 8,329                 1,998                   219
 Net Change in Unrealized Gains (Losses)                   9,035                 4,284                75,737                23,169
					    --------------------- --------------------- --------------------- ---------------------
  Net Gain (Loss) on Investments                          10,716                12,613                77,735                23,388
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                12,513                12,116                74,536                22,192
					    --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                 3,481                 4,104                 4,739                 3,068
 Transfers of Policy Loading, Net                           (431)                 (168)               (2,225)                 (281)
 Transfers Due to Deaths                                       0                     0                     0                     0
 Transfers Due to Other Terminations                         (48)                  (71)               (5,847)                 (106)
 Transfers Due to Policy Loans                           (10,805)               (4,723)                    0                     0
 Transfers of Cost of Insurance                           (2,095)                 (859)               (5,667)               (2,201)
 Transfers of Loan Processing Charges                        (21)                 (192)                  (75)                  (91)
 Transfers Among Investment Divisions                    113,825               170,499               934,951               395,824
					    --------------------- --------------------- --------------------- ---------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                 103,906               168,590               925,876               396,213
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                        116,419               180,706             1,000,412               418,405
Net Assets Beginning Balance                              57,893                     0                     0                     0
					    --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $            174,312  $            180,706  $          1,000,412  $            418,405
					    ===================== ===================== ===================== =====================

ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1997

									    Divisions Investing In
					    ---------------------------------------------------------------------------------------
											       AIM V.I.
						      MFS                AIM V.I.               Capital
						   Research                Value             Appreciation              1997
						    Series                 Fund                  Fund                  Trust
					    --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $                  0  $             32,286  $              4,353  $                  0
 Mortality and Expense Charges                            (1,943)               (3,404)                 (787)                   (7)
 Transaction Charges                                           0                     0                     0                    (1)
					    --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                            (1,943)               28,882                 3,566                    (8)
					    --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses)                               1,377                 1,016                   224                   596
 Net Change in Unrealized Gains (Losses)                  12,432                20,627                (3,594)                 (565)
					    --------------------- --------------------- --------------------- ---------------------
  Net Gain (Loss) on Investments                          13,809                21,643                (3,370)                   31
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                11,866                50,525                   196                    23
					    --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                 3,915                 2,024                 1,507                     0
 Transfers of Policy Loading, Net                         (1,895)               (1,493)                 (233)                    0
 Transfers Due to Deaths                                       0                     0                     0                     0
 Transfers Due to Other Terminations                      (6,959)                 (775)                   (1)                  (42)
 Transfers Due to Policy Loans                                 0                     0                     0                     0
 Transfers of Cost of Insurance                           (3,457)               (5,768)               (1,419)                  (20)
 Transfers of Loan Processing Charges                       (135)                  (72)                  (28)                    0
 Transfers Among Investment Divisions                    630,815               856,598               333,795                (5,988)
					    --------------------- --------------------- --------------------- ---------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                 622,284               850,514               333,621                (6,050)
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                        634,150               901,039               333,817                (6,027)
Net Assets Beginning Balance                                   0                     0                     0                 6,027
					    --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $            634,150  $            901,039  $            333,817  $                  0
					    ===================== ===================== ===================== =====================

ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1997

									    Divisions Investing In
					    ---------------------------------------------------------------------------------------


						     1998                  1999                  2000                  2003
						     Trust                 Trust                 Trust                 Trust
					    --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $                  0  $                  0  $                  0  $                  0
 Mortality and Expense Charges                              (307)                  (61)                 (744)                 (366)
 Transaction Charges                                        (116)                  (24)                 (281)                 (138)
					    --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                              (423)                  (85)               (1,025)                 (504)
					    --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses)                                 149                    26                   664                   304
 Net Change in Unrealized Gains (Losses)                   1,737                   377                 4,828                 3,536
					    --------------------- --------------------- --------------------- ---------------------
  Net Gain (Loss) on Investments                           1,886                   403                 5,492                 3,840
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                 1,463                   318                 4,467                 3,336
					    --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums
 Transfers of Policy Loading, Net                          1,432                 1,441                 9,564                     0
 Transfers Due to Deaths                                    (138)                   41                    34                  (253)
 Transfers Due to Other Terminations                           0                     0                     0                     0
 Transfers Due to Policy Loans                                 0                     0                    (1)                    1
 Transfers of Cost of Insurance                                0                     0                     0                     0
 Transfers of Loan Processing Charges                       (365)                 (135)               (1,031)                 (460)
 Transfers Among Investment Divisions                         (1)                    0                    (2)                    0
							       0                     2                (2,825)                   (3)
  Increase (Decrease) in Net Assets         --------------------- --------------------- --------------------- ---------------------
   Resulting from Principal Transactions
							     928                 1,349                 5,739                  (715)
					    --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
Net Assets Beginning Balance                               2,391                 1,667                10,206                 2,621
							  32,940                 6,044                78,578                39,790
Net Assets Ending Balance                   --------------------- --------------------- --------------------- ---------------------
					    $             35,331  $              7,711  $             88,784  $             42,411
					    ===================== ===================== ===================== =====================

ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1997

									    Divisions Investing In
					    ---------------------------------------------------------------------------------------


						     2004                  2005                  2007                  2009
						     Trust                 Trust                 Trust                 Trust
					    --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $                  0  $                  0  $                  0  $                  0
 Mortality and Expense Charges                              (197)                 (327)                  (78)                  (78)
 Transaction Charges                                         (74)                 (124)                  (30)                  (30)
					    --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                              (271)                 (451)                 (108)                 (108)
					    --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses)                                  78                   240                    49                    33
 Net Change in Unrealized Gains (Losses)                   2,105                 3,826                 1,069                 1,324
					    --------------------- --------------------- --------------------- ---------------------
  Net Gain (Loss) on Investments                           2,183                 4,066                 1,118                 1,357
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                 1,912                 3,615                 1,010                 1,249
					    --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                     0                 2,785                     0                 1,657
 Transfers of Policy Loading, Net                           (164)                   20                   (69)                  121
 Transfers Due to Deaths                                       0                     0                     0                     0
 Transfers Due to Other Terminations                           1                     0                     0                    (1)
 Transfers Due to Policy Loans                                 0                     0                     0                     0
 Transfers of Cost of Insurance                             (238)                 (459)                 (154)                  (54)
 Transfers of Loan Processing Charges                          0                    (1)                    0                     0
 Transfers Among Investment Divisions                         (1)                    3                    (2)                    6
					    --------------------- --------------------- --------------------- ---------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                    (402)                2,348                  (225)                1,729
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                          1,510                 5,963                   785                 2,978
Net Assets Beginning Balance                              21,400                33,968                 8,547                 7,213
					    --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $             22,910  $             39,931  $              9,332  $             10,191
					    ===================== ===================== ===================== =====================

ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1997

								  Divisions Investing In
					    -----------------------------------------------------------------


						     2010                  2013                  2014
						     Trust                 Trust                 Trust
					    --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $                  0  $                  0  $                  0
 Mortality and Expense Charges                              (215)                  (45)                 (878)
 Transaction Charges                                         (81)                  (17)                 (333)
					    --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                              (296)                  (62)               (1,211)
					    --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses)                                 168                     0                 4,260
 Net Change in Unrealized Gains (Losses)                   3,498                   984                19,276
					    --------------------- --------------------- ---------------------
  Net Gain (Loss) on Investments                           3,666                   984                23,536
					    --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                 3,370                   922                22,325
					    --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                     0                 1,084                 4,775
 Transfers of Policy Loading, Net                           (156)                   35                   925
 Transfers Due to Deaths                                       0                     0                     0
 Transfers Due to Other Terminations                           1                     0                   (36)
 Transfers Due to Policy Loans                                 0                     0                     0
 Transfers of Cost of Insurance                             (221)                  (43)                 (826)
 Transfers of Loan Processing Charges                          0                     0                    (7)
 Transfers Among Investment Divisions                         (3)                    1                73,764
					    --------------------- --------------------- ---------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                    (379)                1,077                78,595
					    --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                          2,991                 1,999               100,920
Net Assets Beginning Balance                              23,351                 4,247                58,383
					    --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $             26,342  $              6,246  $            159,303
					    ===================== ===================== =====================

ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1996

											Divisions Investing In
								  -----------------------------------------------------------------
											     Intermediate            Long-Term
						     Total                 Money              Government             Corporate
						   Separate               Reserve                Bond                  Bond
						    Account              Portfolio             Portfolio             Portfolio
					    --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $            772,097  $            103,078  $             14,639  $              8,048
 Mortality and Expense Charges                          (121,660)              (15,163)               (1,968)               (1,080)
 Transaction Charges                                        (992)                    0                     0                     0
					    --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                           649,445                87,915                12,671                 6,968
					    --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses)                               1,598                     0                 1,580                     3
 Net Change in Unrealized Gains (Losses)                 932,056                     0               (10,136)               (3,943)
					    --------------------- --------------------- --------------------- ---------------------
  Net Gain (Loss) on Investments                         933,654                     0                (8,556)               (3,940)
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                             1,583,099                87,915                 4,115                 3,028
					    --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                             6,351,113             5,165,749                15,298                11,677
 Transfers of Policy Loading, Net                        495,055               490,996                  (349)                 (248)
 Transfers Due to Deaths                                 (25,307)              (19,967)                    0                     0
 Transfers Due to Other Terminations                    (212,277)              (25,965)                    5                    15
 Transfers Due to Policy Loans                          (118,069)                 (699)                    0                (8,026)
 Transfers of Cost of Insurance                         (219,552)              (31,592)               (2,802)               (1,898)
 Transfers of Loan Processing Charges                     (1,805)                 (187)                   (8)                 (175)
 Transfers Among Investment Divisions                          0            (3,961,160)               52,514                39,904
 Transfer of Merged Funds                                      0                     0                     0                     0
					    --------------------- --------------------- --------------------- ---------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions               6,269,158             1,617,175                64,658                41,249
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                      7,852,257             1,705,090                68,773                44,277
Net Assets Beginning Balance                          10,237,949             1,369,817               173,997                93,162
					    --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $         18,090,206  $          3,074,907  $            242,770  $            137,439
					    ===================== ===================== ===================== =====================

ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1996

									    Divisions Investing In
					    ---------------------------------------------------------------------------------------

						    Capital               Growth               Multiple                High
						     Stock                 Stock               Strategy                Yield
						   Portfolio             Portfolio             Portfolio             Portfolio
					    --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $            143,386  $             38,471  $            245,513  $             25,506
 Mortality and Expense Charges                           (10,355)              (12,913)              (18,686)               (2,495)
 Transaction Charges                                           0                     0                     0                     0
					    --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                           133,031                25,558               226,827                23,011
					    --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses)                              (5,485)                3,715               (35,912)                 (671)
 Net Change in Unrealized Gains (Losses)                  49,697               207,982                73,553                 7,603
					    --------------------- --------------------- --------------------- ---------------------
  Net Gain (Loss) on Investments                          44,212               211,697                37,641                 6,932
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                               177,243               237,255               264,468                29,943
					    --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                               124,131               150,718               152,418                25,998
 Transfers of Policy Loading, Net                            225                 1,026                (3,197)                  176
 Transfers Due to Deaths                                       0                     0                     0                     0
 Transfers Due to Other Terminations                     (10,371)              (11,821)              (48,576)               (1,649)
 Transfers Due to Policy Loans                           (13,963)              (15,882)              (25,612)               (5,809)
 Transfers of Cost of Insurance                          (17,647)              (19,858)              (36,610)               (4,025)
 Transfers of Loan Processing Charges                       (153)                 (417)                 (311)                  (18)
 Transfers Among Investment Divisions                    674,243               501,049               218,373               191,296
 Transfer of Merged Funds                                      0                     0                     0                     0
					    --------------------- --------------------- --------------------- ---------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                 756,465               604,815               256,485               205,969
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                        933,708               842,070               520,953               235,912
Net Assets Beginning Balance                             718,365             1,061,712             1,789,215               177,339
					    --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $          1,652,073  $          1,903,782  $          2,310,168  $            413,251
					    ===================== ===================== ===================== =====================

ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1996

									    Divisions Investing In
					    ---------------------------------------------------------------------------------------
														      Global
						    Natural               Global                                      Utility
						   Resources             Strategy              Balanced                Focus
						   Portfolio             Portfolio             Portfolio               Fund
					    --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $              2,772  $             89,681  $             20,809  $              1,982
 Mortality and Expense Charges                            (1,387)              (29,889)               (3,785)                 (440)
 Transaction Charges                                           0                     0                     0                     0
					    --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                             1,385                59,792                17,024                 1,542
					    --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses)                               1,875                15,132                   366                    87
 Net Change in Unrealized Gains (Losses)                  15,704               337,443                17,957                 5,630
					    --------------------- --------------------- --------------------- ---------------------
  Net Gain (Loss) on Investments                          17,579               352,575                18,323                 5,717
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                18,964               412,367                35,347                 7,259
					    --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                18,865               400,696                50,509                 2,090
 Transfers of Policy Loading, Net                             70                 5,875                   749                    (2)
 Transfers Due to Deaths                                       0                     0                (5,340)                    0
 Transfers Due to Other Terminations                        (967)              (81,661)               (1,255)                  (29)
 Transfers Due to Policy Loans                                 0               (27,472)               (4,040)                    0
 Transfers of Cost of Insurance                           (1,908)              (57,689)               (7,096)                 (690)
 Transfers of Loan Processing Charges                        (57)                 (252)                  (31)                   (4)
 Transfers Among Investment Divisions                     13,918               529,455               220,242                59,158
 Transfer of Merged Funds                                      0                     0                     0                     0
					    --------------------- --------------------- --------------------- ---------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                  29,921               768,952               253,738                60,523
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                         48,885             1,181,319               289,085                67,782
Net Assets Beginning Balance                             128,324             2,713,284               337,005                15,835
					    --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $            177,209  $          3,894,603  $            626,090  $             83,617
					    ===================== ===================== ===================== =====================

ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1996

									    Divisions Investing In
					    ---------------------------------------------------------------------------------------
						 International            Global                 Basic
						    Equity                 Bond                  Value             International
						    Focus                 Focus                  Focus                 Bond
						     Fund                  Fund                  Fund                  Fund
					    --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $              4,697  $              1,034  $             62,330  $              1,938
 Mortality and Expense Charges                            (4,415)                 (152)              (11,926)                 (240)
 Transaction Charges                                           0                     0                     0                     0
					    --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                               282                   882                50,404                 1,698
					    --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses)                                  85                     5                14,743                   417
 Net Change in Unrealized Gains (Losses)                  21,751                   624               171,327                  (412)
					    --------------------- --------------------- --------------------- ---------------------
  Net Gain (Loss) on Investments                          21,836                   629               186,070                     5
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                22,118                 1,511               236,474                 1,703
					    --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                58,953                 2,504                92,817                     0
 Transfers of Policy Loading, Net                            981                    63                (1,345)                 (203)
 Transfers Due to Deaths                                       0                     0                     0                     0
 Transfers Due to Other Terminations                     (11,361)                  (27)               (6,645)                    8
 Transfers Due to Policy Loans                            (2,972)                    0                (7,488)                    0
 Transfers of Cost of Insurance                           (7,163)                 (328)              (19,752)                 (358)
 Transfers of Loan Processing Charges                        (36)                   (4)                  (83)                    0
 Transfers Among Investment Divisions                    229,734                10,123               968,722                32,873
 Transfer of Merged Funds                                      0                41,724                     0               (41,724)
					    --------------------- --------------------- --------------------- ---------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                 268,136                54,055             1,026,226                (9,404)
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                        290,254                55,566             1,262,700                (7,701)
Net Assets Beginning Balance                             337,801                 5,521               747,772                 7,701
					    --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $            628,055  $             61,087  $          2,010,472  $                  0
					    ===================== ===================== ===================== =====================

ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1996

									    Divisions Investing In
					    ---------------------------------------------------------------------------------------
						  Developing
						    Capital                Value
						 Markets Focus             Focus                 1996                  1997
						     Fund                  Fund                  Trust                 Trust
					    --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $              8,213  $                  0  $                  0  $                  0
 Mortality and Expense Charges                            (4,047)                  (81)                   (5)                  (47)
 Transaction Charges                                           0                     0                    (1)                  (18)
					    --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                             4,166                   (81)                   (6)                  (65)
					    --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses)                                (222)                    1                   308                    16
 Net Change in Unrealized Gains (Losses)                  30,006                 1,037                  (284)                  246
					    --------------------- --------------------- --------------------- ---------------------
  Net Gain (Loss) on Investments                          29,784                 1,038                    24                   262
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                33,950                   957                    18                   197
					    --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                42,742                     0                     0                 1,438
 Transfers of Policy Loading, Net                         (1,156)                    1                     0                    47
 Transfers Due to Deaths                                       0                     0                     0                     0
 Transfers Due to Other Terminations                     (11,879)                  (28)                  (45)                    0
 Transfers Due to Policy Loans                            (6,106)                    0                     0                     0
 Transfers of Cost of Insurance                           (5,962)                 (146)                  (20)                 (133)
 Transfers of Loan Processing Charges                        (57)                   (4)                    0                     0
 Transfers Among Investment Divisions                    116,247                57,113                (4,401)                    2
 Transfer of Merged Funds                                      0                     0                     0                     0
					    --------------------- --------------------- --------------------- ---------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                 133,829                56,936                (4,466)                1,354
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                        167,779                57,893                (4,448)                1,551
Net Assets Beginning Balance                             328,523                     0                 4,448                 4,476
					    --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $            496,302  $             57,893  $                  0  $              6,027
					    ===================== ===================== ===================== =====================

ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1996

									    Divisions Investing In
					    ---------------------------------------------------------------------------------------


						     1998                  1999                  2000                  2003
						     Trust                 Trust                 Trust                 Trust
					    --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $                  0  $                  0  $                  0  $                  0
 Mortality and Expense Charges                              (288)                  (47)                 (649)                 (337)
 Transaction Charges                                        (108)                  (18)                 (244)                 (127)
					    --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                              (396)                  (65)                 (893)                 (464)
					    --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses)                                 106                    17                   453                   364
 Net Change in Unrealized Gains (Losses)                   1,376                   216                 2,025                  (231)
					    --------------------- --------------------- --------------------- ---------------------
  Net Gain (Loss) on Investments                           1,482                   233                 2,478                   133
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                 1,086                   168                 1,585                  (331)
					    --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                 1,434                 1,429                13,023                 2,137
 Transfers of Policy Loading, Net                           (153)                   47                   205                   (42)
 Transfers Due to Deaths                                       0                     0                     0                     0
 Transfers Due to Other Terminations                           2                     0                     0                     3
 Transfers Due to Policy Loans                                 0                     0                     0                     0
 Transfers of Cost of Insurance                             (380)                 (133)               (1,073)                 (479)
 Transfers of Loan Processing Charges                          0                     0                    (1)                   (1)
 Transfers Among Investment Divisions                        (17)                    1                (3,014)                  (16)
 Transfer of Merged Funds                                      0                     0                     0                     0
					    --------------------- --------------------- --------------------- ---------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                     886                 1,344                 9,140                 1,602
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                          1,972                 1,512                10,725                 1,271
Net Assets Beginning Balance                              30,968                 4,532                67,853                38,519
					    --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $             32,940  $              6,044  $             78,578  $             39,790
					    ===================== ===================== ===================== =====================

ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1996

									    Divisions Investing In
					    ---------------------------------------------------------------------------------------


						     2004                  2005                  2007                  2009
						     Trust                 Trust                 Trust                 Trust
					    --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $                  0  $                  0  $                  0  $                  0
 Mortality and Expense Charges                              (191)                 (290)                  (42)                  (64)
 Transaction Charges                                         (72)                 (109)                  (16)                  (24)
					    --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                              (263)                 (399)                  (58)                  (88)
					    --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses)                                  35                   694                    18                   315
 Net Change in Unrealized Gains (Losses)                     (55)                 (793)                  843                  (529)
					    --------------------- --------------------- --------------------- ---------------------
  Net Gain (Loss) on Investments                             (20)                  (99)                  861                  (214)
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                  (283)                 (498)                  803                  (302)
					    --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                     0                12,896                     0                 2,511
 Transfers of Policy Loading, Net                           (156)                1,046                   (73)                  232
 Transfers Due to Deaths                                       0                     0                     0                     0
 Transfers Due to Other Terminations                           2                    (4)                   (4)                    0
 Transfers Due to Policy Loans                                 0                     0                     0                     0
 Transfers of Cost of Insurance                             (208)                 (708)                  (90)                  (64)
 Transfers of Loan Processing Charges                          0                    (1)                   (1)                    0
 Transfers Among Investment Divisions                        (15)               (2,625)                7,912                (2,763)
 Transfer of Merged Funds                                      0                     0                     0                     0
					    --------------------- --------------------- --------------------- ---------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                    (377)               10,604                 7,744                   (84)
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                           (660)               10,106                 8,547                  (386)
Net Assets Beginning Balance                              22,060                23,862                     0                 7,599
					    --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $             21,400  $             33,968  $              8,547  $              7,213
					    ===================== ===================== ===================== =====================

ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1996

								  Divisions Investing In
					    ------------------------------------------------------------------


						     2010                  2013                  2014
						     Trust                 Trust                 Trust
					    --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $                  0  $                  0  $                  0
 Mortality and Expense Charges                              (205)                  (32)                 (441)
 Transaction Charges                                         (77)                  (12)                 (166)
					    --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                              (282)                  (44)                 (607)
					    --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses)                                 135                     0                 3,418
 Net Change in Unrealized Gains (Losses)                  (1,059)                  (91)                4,569
					    --------------------- --------------------- ---------------------
  Net Gain (Loss) on Investments                            (924)                  (91)                7,987
					    --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                (1,206)                 (135)                7,380
					    --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                     0                 1,080                     0
 Transfers of Policy Loading, Net                           (180)                   37                   383
 Transfers Due to Deaths                                       0                     0                     0
 Transfers Due to Other Terminations                           1                     0                   (26)
 Transfers Due to Policy Loans                                 0                     0                     0
 Transfers of Cost of Insurance                             (201)                  (46)                 (493)
 Transfers of Loan Processing Charges                          0                     0                    (4)
 Transfers Among Investment Divisions                        (12)                    1                51,143
 Transfer of Merged Funds                                      0                     0                     0
					    --------------------- --------------------- ---------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                    (392)                1,072                51,003
					    --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                         (1,598)                  937                58,383
Net Assets Beginning Balance                              24,949                 3,310                     0
					    --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $             23,351  $              4,247  $             58,383
					    ===================== ===================== =====================













INDEPENDENT AUDITORS' REPORT



The Board of Directors of
ML Life Insurance Company of New York:

We have audited the accompanying balance sheets of ML Life Insurance Company of New York (the "Company"), a wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc., as of December 31, 1998 and 1997, and the related statements of earnings, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company at December 31, 1998 and 1997, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1998 in conformity with generally accepted accounting principles.








February 22, 1999

ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc.)

BALANCE SHEETS
AS OF DECEMBER 31, 1998 AND 1997
(Dollars in Thousands)

ASSETS                                                                    1998                  1997
--------                                                             -------------         -------------
INVESTMENTS:
 Fixed maturity securities, at estimated fair value
   (amortized cost: 1998 - $197,588; 1997 - $250,695)                $    200,681          $    255,958
 Equity securities, at estimated fair value
   (cost: 1998 - $14,684; 1997 - $5,830)                                   13,718                 5,029
 Policy loans on insurance contracts                                       88,083                88,163
                                                                     -------------         -------------
   Total Investments                                                      302,482               349,150



CASH AND CASH EQUIVALENTS                                                  18,707                10,063
ACCRUED INVESTMENT INCOME                                                   4,968                 5,416
DEFERRED POLICY ACQUISITION COSTS                                          29,742                30,406
REINSURANCE RECEIVABLES                                                       652                   429
OTHER ASSETS                                                                4,261                 3,405
SEPARATE ACCOUNTS ASSETS                                                  887,170               739,712
                                                                     -------------         -------------
TOTAL ASSETS                                                         $  1,247,982          $  1,138,581
                                                                     =============         =============







See notes to financial statements.

LIABILITIES AND STOCKHOLDER'S EQUITY
------------------------------------
                                                                         1998                   1997
                                                                     -------------         -------------
LIABILITIES:
 POLICY LIABILITIES AND ACCRUALS:
   Policyholders' account balances                                   $    269,246          $    307,333
   Claims and claims settlement expenses                                    2,986                 2,007
                                                                     -------------         -------------
          Total policy liabilities and accruals                           272,232               309,340

 OTHER POLICYHOLDER FUNDS                                                   1,783                 1,941
 FEDERAL INCOME TAXES - DEFERRED                                              119                 1,905
 FEDERAL INCOME TAXES - CURRENT                                             1,347                 2,255
 AFFILIATED PAYABLES - NET                                                  1,253                 3,492
 OTHER LIABILITIES                                                          2,124                 2,155
 SEPARATE ACCOUNTS LIABILITIES                                            887,170               739,712
                                                                     -------------         -------------
          Total Liabilities                                             1,166,028             1,060,800
                                                                     -------------         -------------
STOCKHOLDER'S EQUITY:
 Common stock, $10 par value - 220,000 shares
   authorized, issued and outstanding                                       2,200                 2,200
 Additional paid-in capital                                                66,259                66,259
 Retained earnings                                                         14,462                 9,692
 Accumulated other comprehensive loss                                        (967)                 (370)
                                                                     -------------         -------------
          Total Stockholder's Equity                                       81,954                77,781
                                                                     -------------         -------------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                           $  1,247,982          $  1,138,581
                                                                     =============         =============

ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF EARNINGS
FOR THE YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996
(Dollars in Thousands)


                                                                         1998                  1997                  1996
                                                                     -------------         -------------         -------------
REVENUES:
 Investment revenue:
   Net investment income                                             $     21,549          $     25,465          $     27,520
   Net realized investment gains (losses)                                  (1,998)                1,947                 2,169
 Policy charge revenue                                                     15,484                13,064                11,959
                                                                     -------------         -------------         -------------
        Total Revenues                                                     35,035                40,476                41,648
                                                                     -------------         -------------         -------------
BENEFITS AND EXPENSES:
 Interest credited to policyholders' account balances                      13,832                14,532                16,586
 Market value adjustment expense                                              567                   232                   301
 Policy benefits (net of reinsurance recoveries: 1998 - $1,191
   1997 - $690; 1996 - $1,584)                                              1,630                   781                 1,311
 Reinsurance premium ceded                                                  1,705                 1,584                 1,262
 Amortization of deferred policy acquisition costs                          5,759                 4,119                 3,784
 Insurance expenses and taxes                                               4,900                 4,563                 4,595
                                                                     -------------         -------------         -------------
        Total Benefits and Expenses                                        28,393                25,811                27,839
                                                                     -------------         -------------         -------------

        Earnings Before Federal Income Tax Provision                        6,642                14,665                13,809

FEDERAL INCOME TAX PROVISION (BENEFIT):
 Current                                                                    3,337                 2,905                   102
 Deferred                                                                  (1,465)                2,068                 4,488
                                                                     -------------         -------------         -------------
        Total Federal Income Tax Provision                                  1,872                 4,973                 4,590
                                                                     -------------         -------------         -------------
NET EARNINGS                                                         $      4,770          $      9,692          $      9,219
                                                                     =============         =============         =============







See notes to financial statements.

ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF COMPREHENSIVE INCOME
FOR THE YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996
(Dollars in Thousands)


                                                                          1998                 1997                 1996
                                                                     -------------         ------------         -------------
NET EARNINGS                                                         $      4,770          $     9,692          $      9,219
                                                                     -------------         ------------         -------------
OTHER COMPREHENSIVE LOSS, NET OF TAX:

 Net unrealized gains (losses) on investment securities:
   Net unrealized holding losses arising during the period                 (4,329)                (413)               (4,206)
   Reclassification adjustment for (gains) losses included
     in net earnings                                                        1,994               (1,771)               (1,858)
                                                                     -------------         ------------         -------------
    Net unrealized losses on investment securities                         (2,335)              (2,184)               (6,064)

    Adjustments for:
              Policyholder liabilities                                      1,417                  (70)                5,380

 Income tax benefit related to items of
   other comprehensive loss                                                   321                  789                   240
                                                                     -------------         ------------         -------------
 Other comprehensive loss, net of tax                                        (597)              (1,465)                 (444)
                                                                     -------------         ------------         -------------
COMPREHENSIVE INCOME                                                 $      4,173          $     8,227          $      8,775
                                                                     =============         ============         =============







See notes to financial statements.

ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF STOCKHOLDER'S EQUITY
FOR THE YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996
(Dollars in Thousands)

                                                                                                    Accumulated
                                                                 Additional                            other             Total
                                                 Common           paid-in          Retained        comprehensive      Stockholder's
                                                 stock            Capital          earnings        income (loss)         equity
                                              -----------       -----------       -----------      -------------      -------------
BALANCE, JANUARY 1, 1996                      $    2,200        $   83,006        $   24,034       $     1,539        $   110,779

 Dividend to Parent                                                (10,966)          (24,034)                             (35,000)
 Net earnings                                                                          9,219                                9,219
 Other comprehensive loss, net of tax                                                                     (444)              (444)
                                              -----------       -----------      ------------      ------------       ------------
BALANCE, DECEMBER 31, 1996                         2,200            72,040             9,219             1,095             84,554

 Dividend to Parent                                                 (5,781)           (9,219)                             (15,000)
 Net earnings                                                                          9,692                                9,692
 Other comprehensive loss, net of tax                                                                   (1,465)            (1,465)
                                              -----------      ------------      ------------      ------------       ------------
BALANCE, DECEMBER 31, 1997                         2,200            66,259             9,692              (370)            77,781

 Net earnings                                                                          4,770                                4,770
 Other comprehensive loss, net of tax                                                                     (597)              (597)
                                              -----------      ------------      ------------      ------------       ------------
BALANCE, DECEMBER 31, 1998                    $    2,200       $    66,259       $    14,462       $      (967)       $    81,954
                                              ===========      ============      ============      ============       ============







See notes to financial statements.

ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996
(Dollars in Thousands)


                                                                         1998                 1997                 1996
                                                                     ------------         ------------         ------------
OPERATING ACTIVITIES:
  Net earnings                                                       $     4,770          $     9,692          $     9,219
   Adjustments to reconcile net earnings to net cash and
    cash equivalents provided (used) by operating activities:
   Amortization of deferred policy acquisition costs                       5,759                4,119                3,784
   Capitalization of policy acquisition costs                             (5,095)              (5,253)              (2,134)
   Amortization (accretion) of investments                                  (262)                (239)                   1
   Net realized investment (gains) losses                                  1,998               (1,947)              (2,169)
   Interest credited to policyholders' account balances                   13,832               14,532               16,586
   Provision (benefit) for deferred Federal income tax                    (1,465)               2,068                4,488
   Changes in operating assets and liabilities:
     Accrued investment income                                               448                  536                  651
     Claims and claims settlement expenses                                   979                 (565)                (329)
     Federal income taxes - current                                         (908)                 156                1,914
     Other policyholder funds                                               (158)                 781                  421
     Affiliated payables - net                                            (2,239)              (1,534)                 964
   Policy loans on insurance contracts                                        80               (2,615)              (3,475)
   Other, net                                                             (1,110)               2,306               (3,951)
                                                                     ------------         ------------         ------------
   Net cash and cash equivalents provided by operating activites          16,629               22,037               25,970
                                                                     ------------         ------------         ------------
INVESTING ACTIVITIES:
   Sales of available-for-sale securities                                102,967               88,882              155,645
   Maturities of available-for-sale securities                            59,161               51,060               34,455
   Purchases of available-for-sale securities                           (119,611)            (120,965)            (162,828)
   Mortgage loans principal payments received                                  -                2,057                1,975
                                                                     ------------         ------------         ------------
   Net cash and cash equivalents provided by investing activities         42,517               21,034               29,247
                                                                     ------------         ------------         ------------







See notes to financial statements.
(Continued)

ML LIFE INSURANCE COMPANY OF NEW YORK
(a wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996
(Continued) (Dollars In Thousands)

                                                                         1998                  1997                  1996
                                                                     -------------         -------------         -------------
FINANCING ACTIVITIES:
   Dividends paid to parent                                          $          -          $    (15,000)         $    (35,000)
   Policyholders' account balances:
    Deposits                                                               94,226               106,983                32,158
    Withdrawals (including transfers to/from Separate Accounts)          (144,728)             (132,819)              (61,934)
                                                                     -------------         -------------         -------------
    Net cash and cash equivalents used by financing activites             (50,502)              (40,836)              (64,776)
                                                                     -------------         -------------         -------------
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS                        8,644                 2,235                (9,559)

CASH AND CASH EQUIVALENTS:
 Beginning of year                                                         10,063                 7,828                17,387
                                                                     -------------         -------------         -------------
 End of year                                                         $     18,707          $     10,063          $      7,828
                                                                     =============         =============         =============
Supplementary Disclosure of Cash Flow Information:
 Cash paid to (received from) affiliates for:
   Federal income taxes                                              $      4,245          $      2,749          $     (1,812)
   Interest                                                                   148                   494                   440







See notes to financial statements.

ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly-owned subsidiary of Merrill Lynch Insurance Group,Inc.)

NOTES TO FINANCIAL STATEMENTS
(DOLLARS IN THOUSANDS)

NOTE 1:   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

 Description of Business: ML Life Insurance Company of New York (the "Company") is a wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc. ("MLIG"). The Company is an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch & Co.").

 The Company sells non-participating life insurance and annuity products primarily variable life insurance, variable annuities, market value adjusted annuities and immediate annuities. The Company is licensed to sell insurance in nine states; however, it currently limits its marketing activities to the State of New York. The Company markets its products solely through the retail network of Merrill Lynch, Pierce, Fenner & Smith, Incorporated ("MLPF&S"), a wholly-owned broker-dealer subsidiary of Merrill Lynch & Co.

 Basis of Reporting: The accompanying financial statements have been prepared in conformity with generally accepted accounting principles and prevailing industry practices, both of which require management to make estimates that affect the reported amounts and disclosure of contingencies in the financial statements. Actual results could differ from those estimates.

 For the purpose of reporting cash flows, cash and cash equivalents include cash on hand and on deposit and short-term investments with original maturities of three months or less.

 Revenue Recognition: Revenues for the Company's interest-sensitive life, interest-sensitive annuity, variable life and variable annuity products consist of policy charges for the mortality risk and cost of insurance, deferred sales charges, policy administration charges and/or withdrawal charges assessed against policyholders' account balances during the period.

 Investments: The Company's investments in fixed maturity and equity securities are classified as available-for-sale and are carried at estimated fair value with unrealized gains and losses included in stockholder's equity as a component of accumulated other comprehensive loss, net of tax. If a decline in value of a security is determined by management to be other-than-temporary, the carrying value is adjusted to the estimated fair value at the date of this determination and recorded as net realized investment gains (losses).

 For fixed maturity securities, premiums are amortized to the earlier of the call or maturity date, discounts are accreted to the maturity date, and interest income is accrued daily. For equity securities, dividends are recognized on the ex-dividend date. Realized gains and losses on the sale or maturity of the investments are determined on the basis of specific identification.

 Certain fixed maturity securities are considered non-investment grade. The Company defines non-investment grade fixed maturity securities as unsecured debt obligations that do not have a rating equivalent to Standard and Poor's (or similar rating agency)
 BBB- or higher.

 All outstanding mortgage loans were repaid during 1997. The Company recognized income from mortgage loans based on the cash payment interest rate of the loan, which may have been different from the accrual interest rate of the loan for certain mortgage loans. The Company recognized a realized gain at the date of the satisfaction of the loan at contractual terms for loans where there was a difference between the cash payment interest rate and the accrual interest rate. For all loans, the Company stopped accruing income when an interest payment default either occurred or was probable. Impairments of mortgage loans were established as valuation allowances and recorded to net realized investment gains or losses.

 Policy loans on insurance contracts are stated at unpaid principal balances.

 Deferred Policy Acquisition Costs: Policy acquisition costs for life and annuity contracts are deferred and amortized based on the estimated future gross profits for each group of contracts. These future gross profit estimates are subject to periodic evaluation by the Company, with necessary revisions applied against amortization to date. It is reasonably possible that estimates of future gross profits could be reduced in the future, resulting in a material reduction in the carrying amount of deferred policy acquisition costs.

 Policy acquisition costs are principally commissions and a portion of certain other expenses relating to policy acquisition, underwriting and issuance that are primarily related to and vary with the production of new business. Certain costs and expenses reported in the statements of earnings are net of amounts deferred. Policy acquisition costs can also arise from the acquisition or reinsurance of existing in-force policies from other insurers. These costs include ceding commissions and professional fees related to the reinsurance assumed. The deferred costs are amortized in proportion to the estimated future gross profits over the anticipated life of the acquired insurance contracts utilizing an interest methodology.

 The Company has entered into an assumption reinsurance agreement with an unaffiliated insurer. The acquisition costs relating to this agreement are being amortized over a twenty-year period using an effective interest rate of 7.5%. This reinsurance agreement provides for payment of contingent ceding commissions based upon the persistency and mortality experience of the insurance contracts assumed. Any payments made for the contingent ceding commissions will be capitalized and amortized using an identical methodology as that used for the initial acquisition costs. The following is a reconciliation of the acquisition costs related to the reinsurance agreement for the years ended December 31:

                                     1998             1997             1996
                                 ------------     ------------     ------------
Beginning balance                $    16,550      $    17,151      $    17,654
Capitalized amounts                      691              577              577
Interest accrued                       1,241            1,651            1,566
Amortization                          (5,698)          (2,829)          (2,646)
                                 ------------     ------------     ------------
Ending balance                   $    12,784      $    16,550      $    17,151
                                 ============     ============     ============

 The following table presents the expected amortization, net of interest accrued, of these deferred acquisition costs over the next five years. The amortization may be adjusted based on periodic evaluation of the expected gross profits on the reinsured policies.

                        1999  $905
                        2000  $785
                        2001  $747
                        2002  $712
                        2003  $700


 Separate Accounts: Separate Accounts are established in conformity with New York State Insurance Law, the Company's domiciliary state, and are generally not chargeable with liabilities that arise from any other business of the Company. Separate Accounts assets may be subject to general claims of the Company only to the extent the value of such assets exceeds Separate Accounts liabilities.

 Net investment income and net realized and unrealized gains
 (losses) attributable to Separate Accounts assets accrue directly to the policyholder and are not reported as revenue in the Company's Statement of Earnings.

 Assets and liabilities of Separate Accounts, representing net deposits and accumulated net investment earnings less fees, held primarily for the benefit of policyholders, are shown as separate captions in the balance sheets.

 Policyholders' Account Balances: Liabilities for the Company's universal life type contracts, including its life insurance and annuity products, are equal to the full accumulation value of such contracts as of the valuation date plus deficiency reserves for certain products. Interest-crediting rates for the Company's fixed-rate products are as follows:

 Interest-sensitive life products        4.00% -  5.00%
 Interest-sensitive deferred annuities   3.70% -  8.23%
 Immediate annuities                     3.00% - 10.00%

 These rates may be changed at the option of the Company, subject to minimum guarantees, after initial guaranteed rates expire.

 Claims and Claims Settlement Expenses: For life insurance products, the liability equals the death benefit for claims that have been reported to the Company and an estimate based
 upon prior experience for unreported claims.   For annuity
 products, the liability equals the guaranteed minimum death benefit reserve.

 Income Taxes: The results of operations of the Company are included in the consolidated Federal income tax return of Merrill Lynch & Co. The Company has entered into a tax-sharing agreement with Merrill Lynch & Co. whereby the Company will calculate its current tax provision based on its operations. Under the agreement, the Company periodically remits to Merrill Lynch & Co. its current federal tax liability.

 The Company uses the asset and liability method in providing income taxes on all transactions that have been recognized in the financial statements. The asset and liability method requires that deferred taxes be adjusted to reflect the tax rates at which future taxable amounts will be settled or realized. The effects of tax rate changes on future deferred tax liabilities and deferred tax assets, as well as other changes in income tax laws, are recognized in net earnings in the period such changes are enacted. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized.

 Insurance companies are generally subject to taxes on premiums and in substantially all states are exempt from state income taxes.

 Accounting Pronouncements: During 1998, the Company adopted SFAS No. 131, "Disclosures about Segments of an Enterprise and Related Information". This pronouncement requires a Company to present disaggregated information based on the internal segments used in managing its business. Adoption did not impact the Company's financial position or results of operations, but it did affect the presentation of the Company's disclosures (See note 9).

 In June 1998, the FASB issued SFAS No. 133, "Accounting for Derivative Instruments and for Hedging Activities". This pronouncement will be effective for annual periods beginning after June 15, 1999. Adoption of this pronouncement is not expected to have a material impact on the Company's financial position or results of operations.

NOTE 2.   ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

 Financial instruments are carried at fair value or amounts that approximate fair value. The carrying value of financial instruments as of December 31 were:

                                                  1998            1997
                                              ------------    ------------
  Assets:
   Fixed maturity securities (1)              $   200,681     $   255,958
   Equity securities (1)                           13,718           5,029
   Policy loans on insurance contracts (2)         88,083          88,163
   Cash and cash equivalents (3)                   18,707          10,063
   Separate Accounts assets (4)                   887,170         739,712
                                              ------------    ------------
  Total financial instruments                 $ 1,208,359     $ 1,098,925
                                              ============    ============

 (1) For publicly traded securities, the estimated fair value is determined using quoted market prices. For securities without a readily ascertainable market value, the Company has determined an estimated fair value using a discounted cash flow model, including provision for credit risk, based upon the assumption that such securities will be held to maturity. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the balance sheets. At December 31, 1998 and 1997, securities without a readily ascertainable market value, having an amortized cost of $33,427 and $47,064, had an estimated fair value of $33,879 and $48,188, respectively.

 (2) The Company estimates the fair value of policy loans as equal to the book value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts, and the spread between the policy loan interest rate and the interest rate credited to the account value held as collateral is fixed.

 (3) The estimated fair value of cash and cash equivalents approximates the carrying value.

 (4) Assets held in Separate Accounts are carried at quoted market values.

NOTE 3:   INVESTMENTS

 The amortized cost and estimated fair value of investments in fixed maturity and equity securities as of December 31 were:

                                                                            1998
                                              ------------------------------------------------------------------
                                                 Cost /             Gross            Gross           Estimated
                                               Amortized          Unrealized       Unrealized          Fair
                                                 Cost               Gains            Losses            Value
                                              ------------      ------------      ------------      ------------
  Fixed maturity securities:
   Corporate debt securities                  $   159,421       $     3,404       $     1,224       $   161,601
   Mortgage-backed securities                      13,258               443                54            13,646
   U.S. government and agencies                    22,912               869                48            23,734
   Foreign governments                              1,997                 -               297             1,700
                                              ------------      ------------      ------------      ------------
     Total fixed maturity securities          $   197,588       $     4,716       $     1,623       $   200,681
                                              ============      ============      ============      ============
  Equity securities:
   Non-redeemable preferred stocks            $    13,361       $        58       $       257       $    13,162
   Common stocks                                    1,323                 -               767               556
                                              ------------      ------------      ------------      ------------
     Total equity securities                  $    14,684       $        58       $     1,024       $    13,718
                                              ============      ============      ============      ============

                                                                            1997
                                              ------------------------------------------------------------------
                                                 Cost /            Gross             Gross           Estimated
                                                Amortized        Unrealized        Unrealized          Fair
                                                  Cost             Gains             Losses            Value
                                              ------------      ------------      ------------      ------------
  Fixed maturity securities:
   Corporate debt securities                  $   198,266       $     4,595       $       777       $   202,084
   Mortgage-backed securities                      34,726             1,135                 5            35,856
   U.S. government and agencies                    13,593               268                11            13,850
   Municipals                                       2,090                90                 -             2,180
   Foreign governments                              2,020                 -                32             1,988
                                              ------------      ------------      ------------      ------------
     Total fixed maturity securities          $   250,695       $     6,088       $       825       $   255,958
                                              ============      ============      ============      ============
  Equity securities:
   Non-redeemable preferred stocks            $     4,507       $         -       $        34       $     4,473
   Common stocks                                    1,323                 -               767               556
                                              ------------      ------------      ------------      ------------
     Total equity securities                  $     5,830       $         -       $       801       $     5,029
                                              ============      ============      ============      ============

 The amortized cost and estimated fair value of fixed maturity securities at December 31, 1998 by contractual maturity were:

                                                                Estimated
                                               Amortized          Fair
                                                  Cost            Value
                                              -----------      -----------
  Fixed maturity securities:
   Due in one year or less                    $   30,410       $   29,997
   Due after one year through five years          79,961           81,584
   Due after five years through ten years         47,930           48,689
   Due after ten years                            26,029           26,765
                                              -----------      -----------
                                                 184,330          187,035
   Mortgage-backed securities                     13,258           13,646
                                              -----------      -----------
   Total fixed maturity securities            $  197,588       $  200,681
                                              ===========      ===========

 Fixed maturity securities not due at a single maturity date have been included in the preceding table in the year of final maturity. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penelties.

 The amortized cost and estimated fair value of fixed maturity securities at December 31, 1998 by rating agency equivalent were:

                                                                Estimated
                                              Amortized           Fair
                                                 Cost             Value
                                              -----------      -----------

  AAA                                         $   53,959       $   55,431
  AA                                               5,484            5,515
  A                                               53,720           54,593
  BBB                                             74,577           76,069
  Non-investment grade                             9,848            9,073
                                              -----------      -----------
   Total fixed maturity securities            $  197,588       $  200,681
                                              ===========      ===========

 The Company has recorded certain adjustments to deferred policy acquisition costs and policyholders' account balances in conjunction with investments classified as available-for-sale. The Company adjusts those assets and liabilities as if the unrealized investment gains or losses from available-for-sale investments had actually been realized, with corresponding credits or charges reported in stockholder's equity as a component of accumulated other comprehensive loss, net of taxes. The following reconciles net unrealized investment gains (losses) on available-for-sale investments as of December 31:

                                                         1998          1997
                                                     -----------   -----------
  Assets:
   Fixed maturity securities                         $    3,093    $    5,263
   Equity securities                                       (966)         (801)
                                                     -----------   -----------
                                                          2,127         4,462
                                                     -----------   -----------
  Liabilities:
   Policyholders' account balances                        3,615         5,032
   Federal income taxes - deferred                         (521)         (200)
                                                     -----------   -----------
                                                          3,094         4,832
                                                     -----------   -----------
  Stockholder's equity:
   Accumulated other comprehensive loss              $     (967)   $     (370)
                                                     ===========   ===========

 Proceeds and gross realized investment gains and losses from the sale of available-for-sale securities for the years ended
 December 31 were:

                                          1998           1997          1996
                                       -----------   -----------   -----------
  Proceeds                             $  102,967    $   88,882    $  155,645
  Gross realized investment gains           2,096         4,077         2,677
  Gross realized investment losses          4,094         2,130           508


 The company owned investment securities of $1,104 and $1,076 that were deposited with insurance regulatory authorities at December 31, 1998 and 1997, respectively.

 Net investment income arose from the following sources for the years ended December 31:

                                               1998        1997         1996
                                           -----------  -----------  -----------

  Fixed maturity securities                $   16,244   $   19,815   $   22,153
  Equity securities                               734          761          183
  Mortgage loans                                    -           81          388
  Policy loans on insurance contracts           4,316        4,333        4,133
  Cash and cash equivalents                       761        1,293        1,559
  Other                                            29           65            -
                                           -----------  -----------  -----------
  Gross investment income                      22,084       26,348       28,416
  Less investment expenses                       (535)        (883)        (896)
                                           -----------  -----------  -----------
  Net investment income                    $   21,549   $   25,465   $   27,520
                                           ===========  ===========  ===========

 Net realized investment gains (losses), including changes in valuation allowances, for the years ended December 31:

                                               1998         1997         1996
                                           -----------  -----------  -----------
  Fixed maturity securities                $   (1,944)  $   (1,268)  $      657
  Equity securities                               (54)       3,215        1,512
                                           -----------  -----------  -----------
  Net realized investment gains (losses)   $   (1,998)  $    1,947   $    2,169
                                           ===========  ===========  ===========

NOTE 4:   FEDERAL INCOME TAXES

 The following is a reconciliation of the provision for income taxes based on earnings before federal income taxes, computed using the Federal statutory tax rate, with the provision for income taxes for the years ended December 31:

                                               1998         1997        1996
                                           -----------  -----------  -----------
  Provision for income taxes computed at
   Federal statutory rate                  $    2,325   $    5,133   $    4,833
  State corporate income taxes                      -            -          (10)
  Decrease in income taxes resulting from:
     Dividend received deduction                 (300)        (160)        (235)
     Foreign tax credit                          (153)           -            -
     Other                                          -            -            2
                                           -----------  -----------  -----------
       Federal income tax provision        $    1,872   $    4,973   $    4,590
                                           ===========  ===========  ===========

 The Federal statutory rate for each of the three years in the period ended December 31, 1998 was 35%.

 The Company provides for deferred income taxes resulting from temporary differences that arise from recording certain transactions in different years for income tax reporting purposes than for financial reporting purposes. The sources of these differences and the tax effect of each are as follows:

                                                         1998              1997              1996
                                                      -----------       -----------       -----------
  Deferred policy acquisition costs                   $     (158)       $      315        $     (259)
   Policyholders' account balances                          (659)             (140)            4,053
   Liability for guaranty fund assessments                     -               (50)               50
   Investment adjustments                                   (629)            1,943               642
   Other                                                     (19)                -                 2
                                                      -----------       -----------       -----------
  Deferred Federal income tax provision (benefit)     $   (1,465)       $    2,068        $    4,488
                                                      ===========       ===========       ===========

 Deferred tax assets and liabilities as of December 31 are determined as follows:

                                                 1998             1997
                                             -----------      -----------
  Deferred tax assets:
   Policyholders' account balances           $    5,023       $    4,364
   Investment adjustments                           625               (4)
   Net unrealized investment loss                   521              200
   Other                                             19                -
                                             -----------      -----------
      Total deferred tax assets                   6,188            4,560
                                             -----------      -----------

  Deferred tax liabilities:
   Deferred policy acquisition costs              6,307            6,465
                                             -----------      -----------
      Net deferred tax liability             $      119       $    1,905
                                             ===========      ===========

 The Company anticipates that all deferred tax assets will be realized, therefore no valuation allowance has been provided.

NOTE 5:   REINSURANCE

 In the normal course of business, the Company seeks to limit its exposure to loss on any single insured life and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under indemnity reinsurance agreements, primarily excess coverage and coinsurance agreements. The maximum amount of mortality risk retained by the Company is approximately $500 on a single life.

 Indemnity reinsurance agreements do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company regularly evaluates the financial condition of its reinsurers so as to minimize its exposure to significant losses from reinsurer insolvencies. The Company holds collateral under reinsurance agreements in the form of letters of credit and funds withheld totaling $154 that can be drawn upon for delinquent reinsurance recoverables.

 As of December 31, 1998, the Company had the following life insurance in-force:

                                                                                                              Percentage
                                                       Ceded to           Assumed                             of amount
                                      Gross              other           from other          Net              assumed to
                                      amount           companies         companies          amount               net
                                    -----------       -----------       -----------       -----------        -----------
    Life insurance
        in force                    $   900,964       $   159,582       $ 1,116,951       $ 1,858,333               60%

NOTE 6:  RELATED PARTY TRANSACTIONS

 The Company and MLIG are parties to a service agreement whereby MLIG has agreed to provide certain accounting, data processing, legal, actuarial, management, advertising and other services to the Company. Expenses incurred by MLIG, in relation to this service agreement, are reimbursed by the Company on an allocated cost basis. Charges billed to the Company by MLIG pursuant to the agreement were $4,767, $4,305 and $4,258 for 1998, 1997 and 1996 respectively. The Company is allocated interest expense on its accounts payable to MLIG that approximates the daily Federal funds rate. Total intercompany interest paid was $69, $64 and $74 for 1998, 1997 and 1996, respectively.

 The Company and Merrill Lynch Asset Management, LP ("MLAM") are parties to a service agreement whereby MLAM has agreed to provide certain invested asset management services to the Company. The Company pays a fee to MLAM for these services through the MLIG service agreement. Charges attributable to this agreement and allocated to the Company by MLIG were $157, $159 and $186 for 1998, 1997 and 1996, respectively.

 The Company has a general agency agreement with Merrill Lynch Life Agency Inc. ("MLLA") whereby registered representatives of MLPF&S, who are the Company's licensed insurance agents, solicit applications for contracts to be issued by the Company. MLLA is paid commissions for the contracts sold by such agents. Commissions paid to MLLA were $3,798, $4,130 and $1,334 for 1998, 1997 and 1996, respectively. Substantially all of these commissions were capitalized as deferred policy acquisitions costs and are being amortized in accordance with the policy discussed in Note 1.

 In connection with the acquisition of a block of variable life insurance business from Monarch Life Insurance Company ("Monarch Life"), the Company borrowed funds from Merrill Lynch & Co. to partially finance the transaction. As of December 31, 1998 and 1997, the outstanding loan balance was $434 and $1,156, respectively. Repayments made on this loan during 1998 and 1997 were $722 and $1,919, respectively. There were no repayments made during 1996. Loan interest was calculated at LIBOR plus 150 basis points. Intercompany interest paid during 1998, 1997 and 1996 was $79, $359 and $366, respectively.

 Affiliated agreements generally contain reciprocal indemnity provisions pertaining to each party's representations and contractual obligations thereunder.

NOTE 7:   STOCKHOLDER'S EQUITY AND STATUTORY REGULATIONS

 Notice of intention to declare a dividend must be filed with the New York Superintendent of Insurance who may disallow the payment. During 1998, no dividend request was filed. During 1997 and 1996, the Company paid dividends of $15,000 and $35,000, respectively, to MLIG. Statutory capital and surplus at December 31, 1998 and 1997, was $55,851 and $51,080,
 respectively.

 Applicable insurance department regulations require that the Company report its accounts in accordance with statutory accounting practices. Statutory accounting practices primarily differ from the principals utilized in these financial statements by charging policy acquisition costs to expense as incurred, establishing future policy benefit reserves using different actuarial assumptions, not providing for deferred income taxes and valuing securities on a different basis. The Company's statutory net income for 1998, 1997 and 1996 was $5,405, $9,888 and $12,884, respectively.

 The National Association of Insurance Commissioners ("NAIC") utilizes the Risk Based Capital ("RBC") adequacy monitoring system. The RBC calculates the amount of adjusted capital that a life insurance company should have based upon that company's risk profile. As of December 31, 1998, and 1997, based on the RBC formula, the Company's total adjusted capital level was 761% and 649%, respectively, of the minimum amount of capital required to avoid regulatory action.

 In March 1998, the NAIC adopted the Codification of Statutory Accounting Principles ("Codification"). The Codification, which is intended to standardize regulatory accounting and reporting for the insurance industry, is proposed to be effective January 1, 2001. However, statutory accounting principles will continue to be established by individual state laws and permitted practices and it is uncertain when, or if, the state of New York will require adoption of Codification for the preparation of statutory financial statements.
 Codification is not expected to have a material impact on the Company's capital requirements or statutory financial statements.

NOTE 8:   COMMITMENTS AND CONTINGENCIES

 State insurance laws generally require that all life insurers who are licensed to transact business within a state become members of the state's life insurance guaranty association. These associations have been established for the protection of policyholders from loss (within specified limits) as a result of the insolvency of an insurer. At the time an insolvency occurs, the guaranty association assesses the remaining members of the association an amount sufficient to satisfy the insolvent insurer's policyholder obligations (within specified limits). Based upon the public information available at this time, management believes the Company has no material financial obligations to state guaranty associations.

 In the normal course of business, the Company is subject to various claims and assessments. Management believes the settlement of these matters would not have a material effect on the financial position or results of operations of the Company.

NOTE 9.   SEGMENT INFORMATION

 In reporting to management, the Company's operating results are categorized into two business segments: Life Insurance and Annuities. The Company's Life Insurance segment consists of variable life insurance products and interest-sensitive life insurance products. The Company's Annuity segment consists of variable annuities and interest-sensitive annuities.

 The Company's organization is structured in accordance with its two business segments. Each segment has its own administrative service center that provides product support to the Company and customer service support to the Company's policyholders. Additionally, the marketing and sales management functions, within MLIG, are organized according to these two business segments.

 The accounting policies of the business segments are the same as those described in the summary of significant accounting policies. All revenue and expense transactions are recorded at the product level and accumulated at the business segment level for review by management.

 The "Other" category, presented in the following segment financial information, represents assets and related earnings that do not support policyholder liabilities.

 The following table summarizes each business segment's contribution to the consolidated amounts:

                                                 Life
 1998                                          Insurance        Annuities          Other            Total
--------                                      -----------      -----------      -----------      -----------
  Net interest spread (a)                     $      789       $    3,876       $    3,052       $    7,717
  Other revenues                                   8,472            5,377             (363)          13,486
                                              -----------      -----------      -----------      -----------
  Net revenues                                     9,261            9,253            2,689           21,203
                                              -----------      -----------      -----------      -----------

  Policy benefits                                  1,570               60                -            1,630
  Reinsurance premium ceded                        1,705                -                -            1,705
  DAC amortization                                 3,571            2,188                -            5,759
  Other non-interest expenses                      1,973            3,494                -            5,467
                                              -----------      -----------      -----------      -----------
  Total non-interest expenses                      8,819            5,742                -           14,561
                                              -----------      -----------      -----------      -----------
  Net earnings before Federal income
      tax provision (benefit)                        442            3,511            2,689            6,642
  Income tax expense (benefit)                        (7)             938              941            1,872
                                              -----------      -----------      -----------      -----------
  Net earnings                                $      449       $    2,573       $    1,748       $    4,770
                                              ===========      ===========      ===========      ===========
  Balance Sheet Information:

  Total assets                                $  481,305        $ 720,478        $  46,182       $1,247,965
  Deferred policy acquisition costs           $   15,325        $  14,417        $       -       $   29,742
  Policy liabilities and accruals             $  103,926        $ 168,306        $       -       $  272,232
  Other policyholder funds                    $    1,319        $       -        $     464       $    1,783

                                                 Life
 1997                                          Insurance         Annuities          Other            Total
--------                                      -----------       -----------      -----------      -----------
  Net interest spread (a)                     $    1,399        $    6,060       $    3,474       $   10,933
  Other revenues                                   7,759             7,172               80           15,011
                                              -----------       -----------      -----------      -----------
  Net revenues                                     9,158            13,232            3,554           25,944
                                              -----------       -----------      -----------      -----------

  Policy benefits                                    781                 -                -              781
  Reinsurance premium ceded                        1,584                 -                -            1,584
  DAC amortization                                 1,992             2,127                -            4,119
  Other non-interest expenses                      1,747             3,048                -            4,795
                                              -----------       -----------      -----------      -----------
  Total non-interest expenses                      6,104             5,175                -           11,279
                                              -----------       -----------      -----------      -----------
  Net earnings before Federal income
      tax provision                                3,054             8,057            3,554           14,665
  Income tax expense                                 987             2,742            1,244            4,973
                                              -----------       -----------      -----------      -----------
  Net earnings                                $    2,067       $     5,315       $    2,310       $    9,692
                                              ===========       ===========      ===========      ===========
  Balance Sheet Information:

  Total assets                                $  456,240       $   635,673       $   46,668       $1,138,581
  Deferred policy acquisition costs           $   17,506       $    12,900       $        -       $   30,406
  Policy liabilities and accruals             $  103,677       $   205,663       $        -       $  309,340
  Other policyholder funds                    $      974       $         -       $      967       $    1,941

                                                 Life
 1996                                          Insurance        Annuities          Other            Total
--------                                      -----------      -----------      -----------      ------------
  Net interest spread (a)                     $    1,400       $    5,721       $    3,813       $    10,934
  Other revenues                                   7,680            6,431               17            14,128
                                              -----------      -----------      -----------      ------------
  Net revenues                                     9,080           12,152            3,830            25,062
                                              -----------      -----------      -----------      ------------

  Policy benefits                                  1,311                -                -             1,311
  Reinsurance premium ceded                        1,262                -                -             1,262
  DAC amortization                                 1,736            2,048                -             3,784
  Other non-interest expenses                      1,755            3,141                -             4,896
                                              -----------      -----------      -----------      ------------
  Total non-interest expenses                      6,064            5,189                -            11,253
                                              -----------      -----------      -----------      ------------
  Net earnings before Federal income
      tax provision                                3,016            6,963            3,830            13,809
  Income tax expense                                 923            2,335            1,332             4,590
                                              -----------      -----------      -----------      ------------
  Net earnings                                $    2,093       $    4,628       $    2,498       $     9,219
                                              ===========      ===========      ===========      ============
  Balance Sheet Information:

  Total assets                                $  429,330       $  534,376       $   44,361       $ 1,008,067
  Deferred policy acquisition costs           $   18,213       $   11,059       $        -       $    29,272
  Policy liabilities and accruals             $  101,689       $  219,450       $        -       $   321,139
  Other policyholder funds                    $      994       $        -       $      166       $     1,160

 (a) Management considers investment income net of interest credited to policyholders' account balances in evaluating results.

 The table below summarizes the Company's net revenues by product for 1998, 1997, and 1996:

                                                 1998             1997             1996
                                              -----------      -----------      ----------
  Life Insurance
       Variable Life                          $    9,045       $    8,828       $   8,790
       Interest-sensitive whole life                 216              330             290
                                              -----------      -----------      ----------
       Total Life Insurance                        9,261            9,158           9,080
                                              -----------      -----------      ----------
  Annuities
       Variable annuities                          6,240            4,673           3,602
       Interest-sensitive annuities                3,013            8,559           8,550
                                              -----------      -----------      ----------
       Total Annuities                             9,253           13,232          12,152
                                              -----------      -----------      ----------
  Other                                            2,689            3,554           3,830
                                              -----------      -----------      ----------
  Total                                       $   21,203       $   25,944       $  25,062
                                              ===========      ===========      ==========

                           PART II. OTHER INFORMATION

                          UNDERTAKING TO FILE REPORTS

     Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                              RULE 484 UNDERTAKING

     ML Life Insurance Company of New York's By-Laws provide, in Article VII,
Section 7.1 as follows:

     Indemnification of Directors, Officers, Employees and Incorporators. To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

          a) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he, his testator, or intestate, is or was a director, officer, employee or incorporator of the Company shall be indemnified by the Company;

          b) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he, his testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

          c) the related expenses of any such person in any other of said categories may be advanced by the Company.

     Any persons serving as an officer, director or trustee of a corporation, trust, or other enterprise, including the Registrant, at the request of Merrill Lynch are entitled to indemnification from Merrill Lynch, to the fullest extent authorized or permitted by law, for liabilities with respect to actions taken or omitted by such persons in any capacity in which such persons serve Merrill Lynch or such other corporation, trust, or other enterprise. Any action initiated by any such person for which indemnification is provided shall be approved by the Board of Directors of Merrill Lynch prior to such initiation.

DIRECTORS' AND OFFICERS' INSURANCE

     Merrill Lynch has purchased from Corporate Officers' and Directors' Assurance Company directors' and officers' liability insurance policies which cover, in addition to the Indemnification described above, liabilities for which indemnification is not provided under the By-Laws. The Company will pay an allocable portion of the insurance premium paid by Merrill Lynch with respect to such insurance policies.

NEW YORK BUSINESS CORPORATION LAW

     In addition, Sections 722, 723, and 724 of the New York Business Corporation Law generally provide that a corporation has the power (and in some instances the obligation) to indemnify a director or officer of the corporation, or a person serving at the request of the corporation as a director or officer of another corporation or other enterprise against any judgments, amounts paid in settlement, and reasonably incurred expenses in a civil or criminal action or proceeding if the director or officer acted in good faith in a manner he or she reasonably believed to be in or not opposed to the best interests of the corporation (or, in the case of a criminal action or proceeding, if he or she in addition had no reasonable cause to believe that his or her conduct was unlawful).

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the

Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                    REPRESENTATION PURSUANT TO SECTION 26(E)

     ML Life Insurance Company of New York hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by ML Life Insurance Company of New York.


                     MERRILL LYNCH, PIERCE, FENNER & SMITH
                                  INCORPORATED
                             OFFICERS AND DIRECTORS
                             AS OF DECEMBER 3, 1998



                                   DIRECTORS


                                    Herbert M. Allison, Jr.


                                    George A. Schieren


                                    John L. Steffens



                                    OFFICERS

Herbert M. Allison, Jr.  President and Chief Executive Officer
John L. Steffens         Vice Chairman of the Board
George A. Schieren       General Counsel
Theresa Lang             Treasurer
Andrea L. Dulberg        Secretary



                           EXECUTIVE VICE PRESIDENTS



Thomas W. Davis


Barry S. Friedberg


Edward L. Goldberg


Jerome P. Kenney


E. Stanley O'Neal


Thomas H. Patrick


Winthrop H. Smith, Jr.


Roger M. Vasey

                             SENIOR VICE PRESIDENTS



Harry P. Allex


Rosemary T. Berkery


Daniel H. Bayly


Michael J. Castellano


Peter Clarke


Michael R. Cowan


Richard A. Dunn


Richard M. Fuscone


Donald N. Gershuny


J. Michael Giles


Mark B. Goldfus


Allen N. Jones


John G. Heimann


Theresa Lang


Michael J.P. Marks


G. Kelly Martin


Andrew J. Melnick


Robert J. McCann


Athanassios N. Michas


Joseph H. Moglia


Carlos M. Morales


Hisashi Moriya


Thomas O. Muller III


Daniel T. Napoli


John Qua


Christopher R. Reeves


George A. Schieren


Howard A. Shallcross


Edward E. Sheridan


Robert D. Sherman


James F. Shoaf


Howard P. Sorgen


G. Stephen Thoma


Arthur L. Thomas


J. Arthur Urciuoli


Anthony J. Vespa


Conrad P. Volstad


Kevan V. Watts


Seth H. Waugh


Madeline A. Weinstein


Joseph T. Willett


Robert W. Williamson



                             FIRST VICE PRESIDENTS



Robert E. Aherne


Charles P. Borkowski, Jr.


Matthias B. Bowman


John R. Cummings


Richard M. Drew


Alan R. Eckert


Harry J. Ferguson


Richard K. Gordon


Brian C. Henderson


Michael Koeneke


Jack Levy


Frank M. Macioce, Jr.


Donald N. Malawsky


Barry J. Mandel


Orestes J. Mihaly


G. Peter O'Brien


Clarence O. Peterson, III


Lawrence W. Roberts


Eric M. Rosenberg


Stanley Schaefer


Barry G. Skolnick


Thomas W. Smith


Arthur H. Sobel


Kenneth S. Spirer


John B. Sprung


Paul A. Stein


Nathan C. Thorne


Edward J. Toohey


James R. Vallone


O. Ray Vass


Frank T. Vayda


David N. Webb



VICE PRESIDENTS



Leonard E. Accardo


Rudley B. Anthony


Joseph A. Boccuzzi


Robert G. Dieckmann


Freddy Enriquez


Edward J. Gallagher, Jr.


Scott C. Harrison


Peter C. Lee



Richard D. Lilleston


Daniel R. Mayo


Avadhesh K. Nigam


David D. Northrop


George A. Ruth


John M. Sabatino


Michael S. Schreier


John P. Smith


Robert H. Werthman



ASSISTANT VICE PRESIDENTS



Gregory R. Krolikowski


Edward A. Mallaney



ASSISTANT SECRETARIES



Darryl W. Colletti


Lawrence M. Egan, Jr.


Andrea Lowenthal


Margaret E. Nelson

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:
     The facing sheet.

     The Prospectus consisting of 93 pages.

     Undertaking to file reports.
     Rule 484 Undertaking.
     Representation Pursuant to Section 26(e).

     Merrill Lynch, Pierce, Fenner & Smith Incorporated Officers and Directors

     The signatures.
     Written Consents of the Following Persons:
        (a) Barry G. Skolnick, Esq.
        (b) Joseph E. Crowne, Jr., F.S.A.

        (c) Sutherland Asbill & Brennan LLP

        (d) Deloitte & Touche LLP, Independent Auditors
     The following exhibits:

1.A.  (1)              Resolution of the Board of Directors of ML Life Insurance
                       Company of New York establishing the Separate Account
                       (Incorporated by Reference to Registrant's Post-Effective
                       Amendment No. 6 to Form S-6 Registration No. 33-61672 Filed
                       April 29, 1997)
      (2)              Not applicable
      (3) (a)          Distribution Agreement between ML Life Insurance Company of
                       New York and Merrill Lynch, Pierce, Fenner & Smith
                       Incorporated (Incorporated by Reference to Registrant's
                       Post-Effective Amendment No. 6 to Form S-6 Registration No.
                       33-61672 Filed April 29, 1997)
          (b)          Amended Sales Agreement between ML Life Insurance Company of
                       New York and Merrill Lynch Life Agency Inc. (Incorporated by
                       Reference to Registrant's Post-Effective Amendment No. 6 to
                       Form S-6 Registration No. 33-61672 Filed April 29, 1997)
          (c)          Schedules of Sales Commissions (Incorporated by Reference to
                       Registrant's Post-Effective Amendment No. 6 to Form S-6
                       Registration No. 33-61672 Filed April 29, 1997)
      (4)              Not applicable
      (5) (a) (1)      Flexible Premium Variable Universal Life Insurance Policy
                       (Incorporated by Reference to Registrant's Post-Effective
                       Amendment No. 6 to Form S-6 Registration No. 33-61672 Filed
                       April 29, 1997)
          (b) (1)      Backdating Endorsement (Incorporated by Reference to
                       Registrant's Post-Effective Amendment No. 6 to Form S-6
                       Registration No. 33-61672 Filed April 29, 1997)
              (2) (a)  Additional Insurance Rider for Flexible Premium Variable
                       Universal Life Insurance Policy (Incorporated by Reference
                       to Registrant's Post-Effective Amendment No. 6 to Form S-6
                       Registration No. 33-61672 Filed April 29, 1997)
      (6) (a)          Charter of ML Life Insurance Company of New York
                       (Incorporated by Reference to Registrant's Post-Effective
                       Amendment No. 6 to Form S-6 Registration No. 33-61672 Filed
                       April 29, 1997)
          (b)          By-Laws of ML Life Insurance Company of New York
                       (Incorporated by Reference to Registrant's Post-Effective
                       Amendment No. 6 to Form S-6 Registration No. 33-61672 Filed
                       April 29, 1997)
      (7)              Not applicable
      (8) (a)          Agreement between ML Life Insurance Company of New York and
                       Merrill Lynch Funds Distributor, Inc. (Incorporated by
                       Reference to Registrant's Post-Effective Amendment No. 6 to
                       Form S-6 Registration No. 33-61672 Filed April 29, 1997)

          (b)          Agreement between ML Life Insurance Company of New York and
                       Merrill Lynch, Pierce, Fenner & Smith Incorporated
                       (Incorporated by Reference to Registrant's Post-Effective
                       Amendment No. 6 to Form S-6 Registration No. 33-61672 Filed
                       April 29, 1997)
          (c)          Participation Agreement among Merrill Lynch Life Insurance
                       Company, ML Life Insurance Company of New York and Monarch
                       Life Insurance Company (Incorporated by Reference to
                       Registrant's Post-Effective Amendment No. 3 to Form S-6
                       Registration No. 33-61670 Filed April 27, 1994)
          (d)          Management Agreement between Royal Tandem Life Insurance
                       Company and Merrill Lynch Asset Management, Inc.
                       (Incorporated by Reference to Registrant's Post-Effective
                       Amendment No. 6 to Form S-6 Registration No. 33-61672 Filed
                       April 29, 1997)
          (e)          Form of Participation Agreement Among ML Life Insurance
                       Company of New York, Alliance Capital Management L.P., and
                       Alliance Fund Distributors, Inc. (Incorporated by Reference
                       to ML Life of New York Variable Annuity Separate Account A's
                       Post-Effective Amendment No. 10 to Form N-4 Registration No.
                       33-43654 Filed December 9, 1996)
          (f)          Form of Participation Agreement Among MFS Variable Insurance
                       Trust, ML Life Insurance Company of New York, and
                       Massachusetts Financial Services Company (Incorporated by
                       Reference to ML Life of New York Variable Annuity Separate
                       Account A's Post-Effective Amendment No. 10 to Form N-4
                       Registration No. 33-43654 Filed December 9, 1996)
          (g)          Participation Agreement By and Among AIM Variable Insurance
                       Funds, Inc., AIM Distributors, Inc., and ML Life Insurance
                       Company of New York (Incorporated by Reference to ML Life of
                       New York Variable Annuity Separate Account A's Post-
                       Effective Amendment No. 11 to Form N-4 Registration No.
                       33-43654 Filed April 24, 1997)
          (h)          Form of Participation Agreement among ML Life Insurance
                       Company of New York, Hotchkis and Wiley Variable Trust, and
                       Hotchkis and Wiley (Incorporated by reference to ML of New
                       York Variable Annuity Separate Account A's Post-Effective
                       Amendment No. 12 to Form N-4 Registration No. 33-43654 Filed
                       May 1, 1998)
          (i)          Form of Participation Agreement between ML Life Insurance
                       Company of New York and Mercury Asset Management V.I. Funds,
                       Inc. (Incorporated by reference to ML of New York Variable
                       Annuity Separate Account A's Post-Effective Amendment No. 14
                       to Form N-4 Registration No. 33-43654 Filed April 16, 1999)
      (9) (a)          Service Agreement between Tandem Financial Group, Inc. and
                       Royal Tandem Life Insurance Company (Incorporated by
                       Reference to Registrant's Post-Effective Amendment No. 6 to
                       Form S-6 Registration No. 33-61672 Filed April 29, 1997)
          (b)          Service Agreement between ML Life Insurance Company of New
                       York and Merrill Lynch Life Insurance Company (Incorporated
                       by Reference to Registrant's Post-Effective Amendment No. 6
                       to Form S-6 Registration No. 33-61672 Filed April 29, 1997)
     (10) (a)          Variable Life Insurance Application (Incorporated by
                       Reference to Registrant's Post-Effective Amendment No. 6 to
                       Form S-6 Registration No. 33-61672 Filed April 29, 1997)
          (b)          Application for Reinstatement (Incorporated by Reference to
                       Registrant's Post-Effective Amendment No. 6 to Form S-6
                       Registration No. 33-61672 Filed April 29, 1997)
     (11) (a)          Memorandum describing ML Life Insurance Company of New
                       York's Issuance, Transfer and Redemption Procedures
                       (Incorporated by Reference to Registrant's Post-Effective
                       Amendment No. 2 to Form S-6 Registration No. 33-61672 Filed
                       March 1, 1994)

     (11)  (b)  Supplement to Memorandum describing ML Life Insurance Company of New York's
                Issuance, Transfer and Redemption Procedures (Incorporated by Reference to
                Registrant's Post-Effective Amendment No. 6 to Form S-6 Registration No.
                33-61672 Filed April 29, 1997)

2.         See Exhibit 1.A.(5)

3.         Opinion of Barry G. Skolnick, Esq. as to the legality of the securities being registered
           (Incorporated by Reference to Registrant's Post-Effective Amendment No. 5 to Form S-6
           Registration No. 33-61672 Filed April 26, 1996)

4.         Not applicable

5.         Not applicable

6.         Opinion and Consent of Joseph E. Crowne, Jr., F.S.A. as to actuarial matters pertaining to the securities being registered

7.         (a)  Power of Attorney of Frederick J.C. Butler (Incorporated by Reference to Registrant's
                Post-Effective Amendment No. 2 to Form S-6 Registration No. 33-61670 Filed March 1, 1994)
           (b)  Power of Attorney of Michael P. Cogswell (Incorporated by Reference to Registrant's
                Post-Effective Amendment No. 2 to Form S-6 Registration No. 33-61670 Filed March 1, 1994)
           (c)  Power of Attorney of Sandra K. Cox (Incorporated by Reference to Registrant's
                Post-Effective Amendment No. 2 to Form S-6 Registration No. 33-61670 Filed March 1, 1994)
           (d)  Power of Attorney of Joseph E. Crowne, Jr. (Incorporated by Reference to Registrant's
                Post-Effective Amendment No. 2 to Form S-6 Registration No. 33-61670 Filed March 1, 1994)
           (e)  Power of Attorney of David E. Dunford (Incorporated by Reference to Registrant's
                Post-Effective Amendment No. 2 to Form S-6 Registration No. 33-61670 Filed March 1, 1994)
           (f)  Power of Attorney of Francis X. Ervin, Jr. (Incorporated by Reference to Registrant's
                Post-Effective Amendment No. 2 to Form S-6 Registration No. 33-61670 Filed March 1, 1994)
           (g)  Power of Attorney of Gail R. Farkas (Incorporated by Reference to Registrant's
                Post-Effective Amendment No. 2 to Form S-6 Registration No. 33-61670 Filed March 1, 1994)
           (h)  Power of Attorney of John C.R. Hele (Incorporated by Reference to Registrant's
                Post-Effective Amendment No. 2 to Form S-6 Registration No. 33-61670 Filed March 1, 1994)
           (i)  Power of Attorney of Robert L. Israeloff (Incorporated by Reference to Registrant's
                Post-Effective Amendment No. 2 to Form S-6 Registration No. 33-61670 Filed March 1, 1994)
           (j)  Power of Attorney of Allen N. Jones (Incorporated by Reference to ML Life of New York
                Variable Annuity Separate Account A's Post-Effective Amendment No. 11 to Form N-4
                Registration No. 33-43654 Filed April 24, 1997)
           (k)  Power of Attorney of Cynthia L. Kahn (Incorporated by Reference to Registrant's
                Post-Effective Amendment No. 2 to Form S-6 Registration No. 33-61670 Filed March 1, 1994)
           (l)  Power of Attorney of Robert A. King (Incorporated by Reference to Registrant's
                Post-Effective Amendment No. 2 to Form S-6 Registration No. 33-61670 Filed March 1, 1994)
           (m)  Power of Attorney of Stanley C. Peterson (Incorporated by Reference to ML Life Insurance
                Company of New York's Registration Statement on Form S-1 Registration No. 333-48983 Filed
                March 31, 1998)
           (n)  Power of Attorney of Irving M. Pollack (Incorporated by Reference to Registrant's
                Post-Effective Amendment No. 2 to Form S-6 Registration No. 33-61670 Filed March 1, 1994)

          (o)          Power of Attorney of Barry G. Skolnick (Incorporated by
                       Reference to Registrant's Post-Effective Amendment No. 2 to
                       Form S-6 Registration No. 33-61670 Filed March 1, 1994)
          (p)          Power of Attorney of Anthony J. Vespa (Incorporated by
                       Reference to Registrant's Post-Effective Amendment No. 2 to
                       Form S-6 Registration No. 33-61670 Filed March 1, 1994)
8.        (a)          Written Consent of Barry G. Skolnick, Esq.
          (b)          Written Consent of Joseph E. Crowne, Jr., F.S.A. (See
                       Exhibit 6)
          (c)          Written Consent of Sutherland Asbill & Brennan LLP
          (d)          Written Consent of Deloitte & Touche LLP, Independent
                       Auditors

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, the Registrant, ML of New York Variable Life Separate Account II, hereby certifies that this Post-Effective Amendment No. 8 meets all of the requirements for effectiveness pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, and has duly caused this Post-Effective Amendment No. 8 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Plainsboro and the State of New Jersey, on the 29th day of April 1999.


                ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
                                  (Registrant)

                   By: ML LIFE INSURANCE COMPANY OF NEW YORK
                                  (Depositor)

Attest:  /s/ EDWARD W. DIFFIN, JR.                   By:  /s/ BARRY G. SKOLNICK
         ------------------------------------------       ------------------------------------------
         Edward W. Diffin, Jr.                            Barry G. Skolnick
         Vice President                                   Senior Vice President


     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 8 to the Registration Statement has been signed below by the following persons in the capacities indicated on April 29, 1999.


                   SIGNATURE                                                TITLE
                   ---------                                                -----

*                                                      Chairman of the Board, President, and Chief
------------------------------------------------       Executive Officer
Anthony J. Vespa

*                                                      Director, Senior Vice President, Chief Financial
------------------------------------------------       Officer, Chief Actuary, and Treasurer
Joseph E. Crowne, Jr.

*                                                      Director, Senior Vice President, and Chief
------------------------------------------------       Investment Officer
David M. Dunford

*                                                      Director and Senior Vice President
------------------------------------------------
Gail R. Farkas

*                                                      Director, Vice President, and Senior Counsel
------------------------------------------------
Michael P. Cogswell

*                                                      Director
------------------------------------------------
Frederick J.C. Butler

*                                                      Director
------------------------------------------------
Robert L. Israeloff

                   SIGNATURE                                                TITLE
                   ---------                                                -----
*                                                      Director
------------------------------------------------
Allen N. Jones

*                                                      Director
------------------------------------------------
Cynthia L. Kahn

*                                                      Director
------------------------------------------------
Robert A. King

*                                                      Director
------------------------------------------------
Stanley C. Peterson

*                                                      Director
------------------------------------------------
Irving M. Pollack

           *By: /s/ BARRY G. SKOLNICK                  In his own capacity as Director, Senior Vice
   ------------------------------------------          President, General Counsel, Secretary and as
               Barry G. Skolnick                       Attorney-In-Fact

                                 EXHIBIT INDEX


 6.             Opinion and Consent of Joseph E. Crowne, Jr., F.S.A. as to
                actuarial matters pertaining to the securities being
                registered
 8.(a)          Written Consent of Barry G. Skolnick, Esq.
 8.(c)          Written Consent of Sutherland Asbill & Brennan LLP
 8.(d)          Written Consent of Deloitte & Touche LLP, Independent
                Auditors